UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2020—November 30, 2021

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2021
Vanguard California Tax-Exempt Funds
Vanguard California Municipal Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	6
California Municipal Money Market Fund	8
California Intermediate-Term Tax-Exempt Fund	26
California Long-Term Tax-Exempt Fund	194
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2021, Vanguard California Intermediate-Term Tax-Exempt Fund returned 1.13% for Investor Shares and 1.21% for Admiral Shares. Vanguard California Long-Term Tax-Exempt Fund returned 2.22% for Investor Shares and 2.30% for Admiral Shares. Each fund outpaced its benchmark index. Vanguard California Municipal Money Market Fund returned 0.01%.
•	The U.S. economy continued to heal. With vaccination programs starting to be rolled out, some of the hardest-hit segments, including hospitality, leisure, and travel, began to rebound; more workers returned to the labor force; and fiscal policy remained supportive. Bond yields rose, however, with inflation proving less transitory than expected and, toward the end of the period, the Federal Reserve dialing back some of its monetary support.
•	The bond funds began the 12 months overweight some credit-sensitive sectors, in keeping with the advisor’s expectations for a continuing economic recovery and ongoing fiscal and monetary support. Overall, the advisor kept the funds’ durations fairly steady during the first half of the period but shortened them in the second. This shortening was done in anticipation that rates would rise.
•	With the Federal Reserve holding short-term interest rates near zero, taxable and tax-free money market returns were both low.
	Average Annual Total Returns Periods Ended November 30, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.67%	20.65%	17.93%
Russell 2000 Index (Small-caps)	22.03	14.22	12.14
Russell 3000 Index (Broad U.S. market)	26.34	20.20	17.51
FTSE All-World ex US Index (International)	9.63	10.38	9.56
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.15%	5.52%	3.65%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.97	5.09	4.38
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.02	1.12
CPI
Consumer Price Index	6.81%	3.32%	2.86%

Advisor’s Report
For the 12 months ended November 30, 2021, Vanguard California Intermediate-Term Tax-Exempt Fund returned 1.13% for Investor Shares and 1.21% for Admiral Shares. Vanguard California Long-Term Tax-Exempt Fund returned 2.22% for Investor Shares and 2.30% for Admiral Shares. Each fund outpaced its benchmark index.
For the 12 months, the 30-day SEC yield fell 4 basis points to 0.85% for the Intermediate-Term Fund and 12 basis points to 1.20% for the Long-Term Fund. (Yields cited are for Admiral Shares; a basis point is one hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Vanguard California Municipal Money Market Fund returned 0.01%. The fund’s 7-day SEC yield ended the period where it began, at 0.01%.
Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, only the Money Market Fund owned such securities.
The investment environment
Shortly after the start of the funds’ fiscal year, the Food and Drug Administration gave two COVID-19 vaccines—one from Pfizer and BioNTech, the other from Moderna—emergency-use authorization. This helped lift the outlook for the economy, especially for sectors that had

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2020	November 30, 2021
2 years	0.15%	0.24%
5 years	0.23	0.61
10 years	0.71	1.07
30 years	1.49	1.55
Source: Vanguard.

been hardest hit by restrictions and lockdowns.
The federal government and the Federal Reserve continued to provide extensive fiscal and monetary support. Policymakers passed fiscal stimulus packages, provided relief to workers through enhanced unemployment benefits through September 2021, kept short-term interest rates near zero, and continued to buy bonds to keep borrowing costs low for households and businesses. Those efforts helped bring the unemployment rate down and unleash pent-up consumer demand.
The investment environment became more challenging toward the end of the period. Ongoing supply disruptions and labor shortages in some sectors began to suggest that the rise in inflation might not be as transitory as many had hoped, leading to an increase in inflation expectations. On the policy front, the Fed moved up its timeline for raising interest rates and began scaling back its bond-buying program.
During the 12 months, Treasuries and municipal bonds both saw their yields rise. However, munis outperformed Treasuries. Tax-exempt high-grade bond yields rose less, tightening up municipal-Treasury ratios. Additionally, credit spreads tightened on medium- and lower-quality municipal bonds.
California’s economy rebounded faster than that of the United States as a whole, according to a gauge of current economic conditions published monthly by the
Federal Reserve Bank of Philadelphia. The bank’s index for the Golden State rose by about 7% from November 2020 through October 2021, the latest month for which data is available, while the increase at the national level was about 5.2%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)
California’s credit profile improved over the period as the impact of the pandemic on revenues proved less negative than had been feared. The rebound in the economy, many workers being able to do their jobs remotely, and a drop in the unemployment rate: All of this contributed to a significant revenue surplus for the state even after taking into account pre-committed spending in areas such as education. Additional support came from government stimulus measures, among them $350 billion for state and municipal governments, approved in May 2021 as part of the American Rescue Plan Act. That aid bolstered the finances of many California cities as well.
Demand for munis remained solid as investors continued to seek out tax-exempt income. Although muni issuance in California increased by roughly 20% year over year, a good part of advance refundings were through taxable bonds, which pulled supply out of the tax-exempt market.

Management of the funds
With the economy continuing to recover, muni fundamentals generally holding up well or improving, interest rates remaining low, and spreads compressing, we positioned the bond funds with a tilt toward credit. We favored lower-quality subsectors such as hospitals over higher-quality ones such as water, sewer, and electric. Toward the end of the period, we reduced our positions in those riskier segments as valuations were becoming rich.
We also had more exposure to lower-rated bonds, which performed very well as a whole. California afforded more opportunities than some other states to add additional low-quality investment-grade exposure in the new-issue space.
For the 12 months, AAA-rated California municipal bonds returned 0.50%, as measured by the Bloomberg CA Municipal Bond Index. Their AA-rated counterparts returned 1.08%, while A-rated munis returned 3.43%. BBB-rated California munis, on the lowest rung on the investment-grade credit-quality ladder, returned 4.84%.
We generally kept the durations of the bond funds fairly steady during the first half of the period. We shortened them in the second half, as we expected rates to rise in the wake of the intensifying economic rebound. (Duration is a measure of price sensitivity to movements in interest rates.)
Outlook
The rapid rebound in economic activity we’ve seen from COVID-19 lows is likely to give way to slower growth for major economies. In the U.S., we expect growth to slow down to 4% in 2022.
The pandemic will remain a critical factor in 2022. Macroeconomic policy, however, will likely be more crucial. The removal of policy support poses new challenges for policymakers and is a source of risk for financial markets.
The combination of higher demand caused by the lifting of pandemic restrictions and lower supply caused by global labor and input shortages has pushed consumer prices higher in much of the world. Although a return to 1970s-style stagflation is probably not in the cards, we expect inflation to remain elevated across developed markets as the forces of demand and supply take some time to balance.
Central banks will have to maintain a delicate balance between keeping inflation expectations anchored and allowing for a supportive environment for economic growth. As negative supply shocks push inflation higher, they threaten to set off a self-fulfilling cycle of ever-higher inflation—which could in turn begin to chip away at demand.
We expect the muni market to be driven largely by Fed policy and Treasury rates in the near term. Expansive fiscal support has made some muni issuers stronger, but it has also allowed others to merely paper over existing problems. We will aim to reflect that distinction in our positioning. As muni valuations are currently rich, we will look for opportunities to add credit exposure if and when it becomes more attractively priced.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate the muni landscape to seek attractive investment opportunities that will add to the funds’ performance.
Paul M. Malloy, CFA, Principal,
Head of Municipal Bond Group
John M. Carbone, Principal,
Portfolio Manager
James M. D’Arcy, CFA, Portfolio Manager
Adam Ferguson, CFA, Portfolio Manager
Stephen McFee, CFA, Portfolio Manager
Vanguard Fixed Income Group
December 13, 2021

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2021
	Beginning Account Value 5/31/2021	Ending Account Value 11/30/2021	Expenses Paid During Period
Based on Actual Fund Return
California Municipal Money Market Fund	$1,000.00	$1,000.10	$0.20
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,003.30	$0.85
Admiral™ Shares	1,000.00	1,003.70	0.45
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,007.50	$0.86
Admiral Shares	1,000.00	1,007.90	0.45
Based on Hypothetical 5% Yearly Return
California Municipal Money Market Fund	$1,000.00	$1,024.87	$0.20
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the California Municipal Money Market Fund, 0.04%; for the California Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

California Municipal Money Market Fund
Distribution by Effective Maturity1
As of November 30, 2021
1 - 7 Days	90.4%
8 - 30 Days	6.8
31 - 60 Days	1.0
61 - 90 Days	0.7
91 - 180 Days	0.1
Over 180 Days	1.0
1 Percentage of investments.

California Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of November 30, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.2%)
California (100.2%)
[1]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	0.030%	12/2/21	60,325	60,325
[1]	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue VRDO	0.040%	12/2/21	8,405	8,405
[1]	ABAG Finance Authority for Nonprofit Corps. Recreational Revenue VRDO	0.070%	12/2/21	7,000	7,000
[1,2]	Alameda CA Unified School District GO TOB VRDO	0.070%	12/2/21	4,000	4,000
[1,2]	Allan Hancock CA Joint Community College District GO TOB VRDO	0.070%	12/7/21	2,585	2,585
[1,2]	Allan Hancock CA Joint Community College GO TOB VRDO	0.070%	12/2/21	11,637	11,637
[1,2]	Anaheim CA Elementary School District GO TOB VRDO	0.050%	12/2/21	2,120	2,120
[1]	Anaheim Housing Authority Local or Guaranteed Housing Revenue VRDO	0.060%	12/2/21	5,485	5,485
[1,2]	Bay Area CA Toll Authority Toll Bridge Highway Revenue TOB VRDO	0.070%	12/7/21	19,630	19,630
[1,2]	Bay Area Toll Authority CA Toll Bridge Highway Revenue TOB VRDO	0.070%	12/7/21	8,435	8,435
[1,2]	Bay Area Toll Authority CA Toll Bridge Highway Revenue TOB VRDO	0.070%	12/7/21	6,060	6,060
[1,2]	Bay Area Toll Authority CA Toll Bridge Highway Revenue TOB VRDO	0.070%	12/7/21	6,710	6,710
[1,2]	Bay Area Toll Authority CA Toll Bridge Highway Revenue TOB VRDO	0.070%	12/7/21	12,035	12,035
[1,2]	Bay Area Toll Authority CA Toll Bridge Highway Revenue TOB VRDO	0.070%	12/7/21	8,335	8,335
[1,2]	Bay Area Toll Authority CA Toll Bridge Revenue Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/7/21	5,250	5,250
[1,2]	Bay Area Toll Authority Highway Revenue TOB VRDO	0.070%	12/7/21	9,000	9,000
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	12/2/21	1,100	1,100
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	12/2/21	4,480	4,480
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	12/2/21	11,705	11,705
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.020%	12/2/21	3,975	3,975
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.020%	12/2/21	20,000	20,000
[1]	Beverly Hills CA Public Financing Authority Water Revenue TOB VRDO	0.060%	12/2/21	4,580	4,580
[1,2]	BlackRock MuniYield California Fund Inc. VRDO VRDP	0.210%	12/2/21	45,800	45,800
[1,2]	BlackRock MuniYield California Quality Fund Inc. VRDO VRDP	0.120%	12/2/21	159,300	159,300
[1,2]	California Coast Community College District GO TOB VRDO	0.070%	12/2/21	5,705	5,705
	California CP GO	0.090%	12/1/21	5,710	5,710
	California CP GO	0.090%	12/1/21	14,775	14,775

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Department of Water Resources Water Revenue PUT	0.080%	12/13/21	20,450	20,450
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.040%	12/2/21	2,180	2,180
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.050%	12/2/21	4,000	4,000
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.070%	12/2/21	4,375	4,375
	California Educational Facilities Authority College & University Revenue VRDO	0.040%	12/1/21	4,793	4,793
	California GO	0.080%	12/2/21	4,930	4,930
	California GO	0.090%	12/8/21	10,700	10,700
	California GO	0.090%	12/8/21	9,907	9,907
	California GO	0.090%	12/8/21	13,000	13,000
	California GO	0.090%	12/16/21	10,000	10,000
	California GO	0.080%	12/21/21	43,850	43,850
	California GO PUT	0.060%	12/15/21	59,570	59,570
[1,2]	California GO TOB VRDO	0.070%	12/2/21	13,000	13,000
[1,2]	California GO TOB VRDO	0.070%	12/2/21	10,000	10,000
[1,2,3]	California GO TOB VRDO	0.070%	12/2/21	5,005	5,005
[1,2]	California GO TOB VRDO	0.070%	12/2/21	2,220	2,220
[1,2]	California GO TOB VRDO	0.070%	12/2/21	25,185	25,185
[1,2]	California GO TOB VRDO	0.080%	12/2/21	3,335	3,335
[1,2]	California GO TOB VRDO	0.080%	12/2/21	4,500	4,500
[1,2]	California GO TOB VRDO	0.080%	12/2/21	2,770	2,770
[1,2]	California GO TOB VRDO	0.070%	12/7/21	7,185	7,185
[1,2]	California GO TOB VRDO	0.070%	12/7/21	9,565	9,565
[1,2]	California GO TOB VRDO	0.070%	12/7/21	1,780	1,780
[1,2]	California GO TOB VRDO	0.070%	12/7/21	3,995	3,995
[1,2]	California GO TOB VRDO	0.070%	12/7/21	1,975	1,975
[1,2]	California GO TOB VRDO	0.070%	12/7/21	4,455	4,455
[1,2]	California GO TOB VRDO	0.070%	12/7/21	4,000	4,000
[1,2]	California GO TOB VRDO	0.070%	12/7/21	3,650	3,650
[1,2]	California GO TOB VRDO	0.070%	12/7/21	2,135	2,135
[1,2]	California GO TOB VRDO	0.070%	12/7/21	2,800	2,800
[1,2]	California GO TOB VRDO	0.070%	12/7/21	4,640	4,640
[1]	California GO VRDO	0.010%	12/1/21	5,475	5,475
[1]	California GO VRDO	0.020%	12/1/21	4,900	4,900
[1]	California GO VRDO	0.030%	12/1/21	50,400	50,400
[1]	California GO VRDO	0.050%	12/1/21	62,370	62,370
[1]	California GO VRDO	0.030%	12/7/21	3,000	3,000
[1,2,4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT TOB, SIFMA Municipal Swap Index Yield + 0.150%	0.200%	5/2/22	2,500	2,500
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/2/21	6,750	6,750
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	12/2/21	6,665	6,665
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	12/2/21	8,000	8,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/7/21	2,060	2,060
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/7/21	2,295	2,295
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/7/21	11,395	11,395
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	12/1/21	52,560	52,560

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	12/1/21	12,900	12,900
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	1,420	1,420
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	1,600	1,600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	12/1/21	39,120	39,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	12/1/21	39,800	39,800
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	12/1/21	29,990	29,990
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	12/1/21	10,700	10,700
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	12/2/21	49,100	49,100
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	12/2/21	32,650	32,650
[1,2]	California Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.070%	12/2/21	7,740	7,740
[2]	California Infrastructure & Economic Development Bank Economic Development Revenue PUT	0.200%	2/1/22	20,140	20,140
[1,2]	California Infrastructure & Economic Development Bank Miscellaneous Revenue TOB VRDO	0.070%	12/2/21	6,970	6,970
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	12/1/21	45,260	45,260
[1,2]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	0.120%	12/7/21	3,740	3,740
[1,2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/2/21	3,750	3,750
[1,2]	California State University College & University Revenue TOB VRDO	0.070%	12/7/21	2,240	2,240
[1,2]	California State University Systemwide College & University Revenue TOB VRDO	0.070%	12/2/21	7,160	7,160
[1,2]	California State Unversity College & University Revenue TOB VRDO	0.040%	12/2/21	2,465	2,465
[1]	California Statewide Communities Development Authority Government Fund/Grant Revenue VRDO	0.010%	12/2/21	42,430	42,430
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/7/21	14,470	14,470
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	12/1/21	14,800	14,800
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	12/1/21	5,840	5,840
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	11,280	11,280
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	12/2/21	20,090	20,090
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	12/1/21	13,300	13,300
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	12/1/21	20,800	20,800
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	12/1/21	14,400	14,400
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.040%	12/2/21	11,900	11,900
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.040%	12/2/21	12,785	12,785

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.040%	12/2/21	25,570	25,570
[1]	Calleguas-Las Virgenes Public Financing Authority Water Revenue VRDO	0.040%	12/2/21	12,690	12,690
[1,2]	Carlsbad Unified School District GO TOB VRDO	0.070%	12/7/21	1,900	1,900
[1,2]	Chino Valley Unified School District GO TOB VRDO	0.070%	12/2/21	4,000	4,000
[1,2]	Coast Community College District GO TOB VRDO	0.070%	12/2/21	12,900	12,900
	Contra Costa Water District	0.100%	2/1/22	6,100	6,100
[1,2]	Cupertino Union School District GO TOB VRDO	0.070%	12/7/21	8,870	8,870
[1,2]	Desert CA Community College District GO TOB VRDO	0.070%	12/2/21	6,000	6,000
[1,2]	Downey CA Unified School District GO TOB VRDO	0.080%	12/2/21	6,060	6,060
[1,2]	Dublin CA Unified School District GO TOB VRDO	0.030%	12/1/21	35,640	35,640
[1,2]	Dublin CA Unified School District GO TOB VRDO	0.030%	12/1/21	12,885	12,885
	East Bay Municipal Utility District	0.080%	12/6/21	2,000	2,000
[1,2]	East Bay Municipal Utility District Water System Revenue TOB VRDO	0.070%	12/2/21	13,525	13,525
[1,2]	East Bay Municipal Utility District Water System Revenue TOB VRDO	0.080%	12/2/21	2,500	2,500
[1,2]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.060%	12/2/21	13,200	13,200
[1,2]	Eastern Municipal Water District Financing Authority Water Revenue TOB VRDO	0.080%	12/2/21	9,000	9,000
[1]	Escondido Community Development Commission Local or Guaranteed Housing Revenue VRDO	0.060%	12/2/21	4,250	4,250
[1,2,5]	Fairfield CA COP TOB VRDO	0.150%	12/2/21	2,366	2,366
[1,2]	Folsom Cordova Unified School District School Facilities Improvement District No. 5 GO TOB VRDO	0.070%	12/2/21	3,750	3,750
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue TOB VRDO	0.100%	12/7/21	16,110	16,110
[1,2]	Gilroy CA Unified School District GO TOB VRDO	0.080%	12/2/21	2,000	2,000
[1,2]	Glendale CA Community College District GO TOB VRDO	0.070%	12/2/21	4,000	4,000
[1,2]	Hartnell CA Community College GO TOB VRDO	0.070%	12/2/21	1,245	1,245
[1,2]	Hayward CA Area Recreation & Park District GO TOB VRDO	0.080%	12/2/21	5,000	5,000
[1,2]	Huntington Beach City School District GO TOB VRDO	0.030%	12/1/21	12,180	12,180
[1]	Irvine CA Special Assessment Revenue VRDO	0.020%	12/1/21	10,690	10,690
[1]	Irvine CA VRDO	0.010%	12/1/21	3,400	3,400
[1]	Irvine CA VRDO	0.010%	12/1/21	6,800	6,800
[1]	Irvine CA VRDO	0.010%	12/1/21	5,200	5,200
[1]	Irvine CA VRDO	0.010%	12/1/21	5,775	5,775
[1]	Irvine CA VRDO	0.010%	12/1/21	9,070	9,070
[1]	Irvine CA VRDO	0.020%	12/1/21	13,830	13,830
[1]	Irvine CA VRDO	0.020%	12/1/21	1,047	1,047
[1]	Irvine CA VRDO	0.020%	12/1/21	5,550	5,550
[1]	Irvine CA VRDO	0.020%	12/1/21	2,915	2,915
[1,2]	Irvine Ranch CA Water District COP TOB VRDO	0.070%	12/2/21	3,220	3,220
[1]	Irvine Ranch Water District VRDO	0.020%	12/1/21	12,065	12,065
[1,2,6]	Lake Elsinore CA Unified School District GO TOB VRDO	0.070%	12/2/21	6,560	6,560
[1]	Livermore Housing Authority Local or Guaranteed Housing Revenue VRDO	0.060%	12/2/21	4,770	4,770
[1,2]	Long Beach CA Community College District GO TOB VRDO	0.070%	12/2/21	5,368	5,368
[1,2]	Long Beach CA Harbor Port, Airport & Marina Revenue TOB VRDO	0.070%	12/2/21	4,000	4,000
[1,2]	Long Beach CA Harbor Port, Airport & Marina Revenue TOB VRDO	0.070%	12/2/21	3,750	3,750
[1,2]	Long Beach CA Harbor Port, Airport & Marina Revenue TOB VRDO	0.070%	12/7/21	2,650	2,650
[1,2]	Long Beach Unified School District GO TOB VRDO	0.070%	12/2/21	38,160	38,160
[1,2]	Long Beach Unified School District GO TOB VRDO	0.070%	12/2/21	2,520	2,520
[1,2]	Los Angeles CA Community College District GO TOB VRDO	0.080%	12/2/21	3,750	3,750

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.090%	12/2/21	3,970	3,970
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.090%	12/2/21	4,500	4,500
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.090%	12/2/21	5,015	5,015
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.120%	12/2/21	1,460	1,460
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.120%	12/2/21	2,940	2,940
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.130%	12/2/21	5,020	5,020
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.130%	12/2/21	6,665	6,665
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.130%	12/2/21	7,545	7,545
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.080%	12/2/21	18,095	18,095
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.090%	12/2/21	6,520	6,520
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.090%	12/2/21	2,670	2,670
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.130%	12/2/21	2,500	2,500
[1,2]	Los Angeles CA Department of Water & Power Electric Power & Light Revenue TOB VRDO	0.080%	12/2/21	2,000	2,000
[1,2]	Los Angeles CA Department of Water & Power Electric Power & Light Revenue TOB VRDO	0.080%	12/2/21	5,400	5,400
[1,2]	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	0.070%	12/2/21	9,200	9,200
[1,2]	Los Angeles CA Department of Water & Power Water Revenue TOB VRDO	0.070%	12/7/21	1,150	1,150
	Los Angeles CA General Fund Revenue TRAN	4.000%	6/23/22	40,000	40,866
[1,2]	Los Angeles CA Harbor Department Port, Airport & Marina Revenue TOB VRDO	0.070%	12/2/21	1,875	1,875
[1,2]	Los Angeles CA Harbor Department Port, Airport & Marina Revenue TOB VRDO	0.090%	12/2/21	2,220	2,220
[1]	Los Angeles Community Redevelopment Agency VRDO	0.060%	12/7/21	23,855	23,855
	Los Angeles County Capital Asset Leasing Corp.	0.100%	1/5/22	3,190	3,190
	Los Angeles County Capital Asset Leasing Corp.	0.100%	1/5/22	24,700	24,700
	Los Angeles County Capital Asset Leasing Corp. PUT	0.070%	12/2/21	22,420	22,420
[1,2]	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue TOB VRDO	0.070%	12/7/21	3,350	3,350
[1,2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.090%	12/7/21	5,000	5,000
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	12/1/21	36,205	36,205
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.020%	12/1/21	2,000	2,000
[1,2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	0.050%	12/2/21	2,200	2,200
[1,2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	0.070%	12/2/21	7,335	7,335
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	12/1/21	1,750	1,750
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.040%	12/2/21	41,420	41,420

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	12/1/21	17,200	17,200
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.020%	12/1/21	12,600	12,600
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	12/2/21	7,050	7,050
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.020%	12/2/21	33,100	33,100
	Los Angeles Municipal Improvement Corp.	0.080%	12/15/21	13,600	13,600
	Los Angeles Municipal Improvement Corp.	0.080%	12/15/21	39,750	39,750
	Los Angeles Municipal Improvement Corp. CP	0.100%	12/1/21	15,380	15,380
[1,2]	Lucia Mar CA Unified School District GO TOB VRDO	0.080%	12/7/21	9,975	9,975
[1,2]	Madera CA Unified School District GO TOB VRDO	0.070%	12/2/21	6,400	6,400
[1,2]	Marin CA Community College District GO TOB VRDO	0.070%	12/2/21	3,125	3,125
[1,2]	Marin CA Healthcare District GO TOB VRDO	0.070%	12/2/21	5,235	5,235
[1,2]	Marin CA Healthcare District GO TOB VRDO	0.070%	12/2/21	5,585	5,585
[1,2]	Marin CA Healthcare District GO TOB VRDO	0.080%	12/2/21	1,600	1,600
[1,2]	Marin CA Water District Financing Authority Water Revenue TOB VRDO	0.080%	12/2/21	4,025	4,025
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	12/1/21	42,200	42,200
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	12/1/21	24,680	24,680
[1,2]	Modesto CA Elementary School District Stanislaus Country GO TOB VRDO	0.080%	12/2/21	5,400	5,400
[1]	Modesto CA Public Financing Authority Lease (Abatement) Revenue VRDO	0.040%	12/2/21	36,145	36,145
[1,2]	Montebello Unified School District GO TOB VRDO	0.070%	12/2/21	4,700	4,700
[1,2]	Morgan Hill Unified School District GO TOB VRDO	0.070%	12/2/21	8,000	8,000
[1,2]	Mount San Antonio CA Community College District GO TOB VRDO	0.070%	12/2/21	8,000	8,000
[1,2]	Mount San Antonio CA Community College District GO TOB VRDO	0.070%	12/7/21	5,636	5,636
[1,2]	Newhall CA School District GO TOB VRDO	0.030%	12/1/21	10,450	10,450
[1]	Northern California Power Agency Electric Power & Light Revenue VRDO	0.050%	12/1/21	35,710	35,710
[1,2]	Norwalk-La Mirada CA Unified School District GO TOB VRDO	0.070%	12/2/21	10,530	10,530
[1,2]	Norwalk-La Mirada CA Unified School District GO TOB VRDO	0.080%	12/2/21	2,500	2,500
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.080%	12/2/21	2,000	2,000
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.080%	12/2/21	61,000	61,000
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.200%	12/1/21	58,300	58,300
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.120%	12/2/21	9,100	9,100
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.120%	12/2/21	19,100	19,100
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.140%	12/2/21	60,500	60,500
[1,2]	Oakland CA GO TOB VRDO	0.030%	12/1/21	10,105	10,105
[1,2]	Ocean View School District Orange County GO TOB VRDO	0.080%	12/7/21	6,430	6,430
[1]	Oceanside CA Local or Guaranteed Housing Revenue VRDO	0.050%	12/2/21	15,000	15,000
[1,2,6]	Oxnard School District GO TOB VRDO	0.070%	12/2/21	6,000	6,000
[1]	Pasadena CA COP VRDO	0.030%	12/2/21	38,230	38,230
[1,2]	Poway CA Unified School District GO TOB VRDO	0.070%	12/2/21	4,012	4,012
[1]	Riverside CA COP VRDO	0.050%	12/2/21	7,405	7,405
[1,2,4]	Sacramento CA Area Flood Control Agency Special Assessment Revenue PUT TOB, SIFMA Municipal Swap Index Yield + 0.150%	0.200%	4/1/22	2,300	2,300

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	0.070%	12/2/21	6,000	6,000
[1,2]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	0.070%	12/2/21	10,000	10,000
[1,2]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	0.070%	12/2/21	12,000	12,000
[1,2]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	0.070%	12/2/21	3,000	3,000
[1]	Sacramento County CA Local or Guaranteed Housing Revenue VRDO	0.070%	12/2/21	9,700	9,700
[1]	Sacramento Housing Authority Local or Guaranteed Housing Revenue VRDO	0.040%	12/2/21	14,270	14,270
	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.030%	12/2/21	97,880	97,880
[1]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.030%	12/2/21	10,600	10,600
[1]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.050%	12/2/21	24,600	24,600
[1,2]	San Bernardino CA Community College District GO TOB VRDO	0.070%	12/2/21	4,620	4,620
[1,2]	San Bernardino County CA Transportation Authority Revenue TOB VRDO	0.070%	12/2/21	7,900	7,900
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.040%	12/2/21	1,105	1,105
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.070%	12/2/21	4,500	4,500
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.070%	12/2/21	4,000	4,000
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.080%	12/2/21	2,500	2,500
[1,2]	San Diego County Regional Transportation Commission Sales Tax Revenue TOB VRDO	0.070%	12/2/21	6,665	6,665
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.030%	12/2/21	81,085	81,085
	San Diego County Water Authority	0.090%	12/8/21	35,000	35,000
	San Diego County Water Authority CP	0.080%	12/1/21	22,500	22,500
[1]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.060%	12/1/21	56,710	56,710
	San Diego Public Facilities Financing Authority Water Revenue	0.100%	12/9/21	7,500	7,500
[1,2]	San Diego Unified School District GO TOB VRDO	0.070%	12/7/21	9,170	9,170
[1,2]	San Diego Unified School District GO TOB VRDO	0.070%	12/7/21	3,500	3,500
[1,2]	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.080%	12/2/21	5,550	5,550
[1,2]	San Francisco CA City & County GO VRDO	0.060%	12/2/21	9,225	9,225
[1,2]	San Francisco CA City & County International Airport Port, Airport & Marina Revenue TOB VRDO	0.090%	12/2/21	37,185	37,185
[1,2]	San Francisco CA City & County International Airport Port, Airport & Marina Revenue TOB VRDO	0.090%	12/2/21	19,655	19,655
[1,2]	San Francisco CA City & County International Airport Port, Airport & Marina Revenue TOB VRDO	0.110%	12/7/21	12,900	12,900
[1]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.050%	12/1/21	83,215	83,215
[1]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.050%	12/1/21	43,340	43,340
[1,2]	San Francisco CA City & County Public Utilities Commission Wastewater Sewer Revenue TOB VRDO	0.070%	12/2/21	7,500	7,500
[1,2]	San Francisco CA City & County Public Utilities Commission Wastewater Sewer Revenue TOB VRDO	0.080%	12/2/21	6,900	6,900
[1,2]	San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	0.070%	12/2/21	8,885	8,885
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.050%	12/1/21	72,540	72,540
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.070%	12/1/21	5,700	5,700
[1]	San Francisco City & County Finance Corp. Lease (Abatement) Revenue VRDO	0.040%	12/2/21	11,175	11,175

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission CP	0.080%	12/1/21	25,000	25,000
	San Francisco City & County Public Utilities Commission Wastewater Revenue	0.100%	1/19/22	10,000	10,000
	San Francisco City & County Public Utilities Commission Wastewater Revenue CP	0.080%	12/1/21	7,000	7,000
[1]	San Francisco City & County Redevelopment Agency Successor Agency Local or Guaranteed Housing Revenue VRDO	0.040%	12/2/21	5,890	5,890
[1,2]	San Joaquin Delta CA Community College District GO TOB VRDO	0.090%	12/2/21	4,835	4,835
[1,2]	San Jose Unified School District GO TOB VRDO	0.070%	12/2/21	2,120	2,120
[1,2]	San Mateo County CA Community College District GO TOB VRDO	0.080%	12/2/21	8,810	8,810
[1,2]	San Mateo County CA Community College District GO TOB VRDO	0.080%	12/2/21	2,235	2,235
[1]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	0.010%	12/2/21	11,200	11,200
[1,2]	San Mateo Union High School District GO TOB VRDO	0.070%	12/2/21	7,709	7,709
[1]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	0.040%	12/1/21	4,640	4,640
[1,2]	Santa Monica CA Community College District GO TOB VRDO	0.070%	12/2/21	1,200	1,200
[1,2]	Santa Monica CA Community College District GO TOB VRDO	0.070%	12/2/21	5,000	5,000
[1,2]	Solano County CA Community College District GO TOB VRDO	0.080%	12/2/21	3,000	3,000
[1,2]	Sonoma County Junior College District GO TOB VRDO	0.070%	12/2/21	16,000	16,000
[1,2]	Southwestern CA Community College District GO TOB VRDO	0.070%	12/2/21	6,010	6,010
[1,2]	Southwestern CA Community College District GO TOB VRDO	0.080%	12/2/21	3,200	3,200
[1,2]	Sunnyvale CA School District GO TOB VRDO	0.070%	12/2/21	5,000	5,000
[1,2]	Temecula Valley Unified School District GO TOB VRDO	0.070%	12/7/21	6,000	6,000
[1,2]	University of California College & University Revenue TOB VRDO	0.070%	12/2/21	8,670	8,670
[1,2]	University of California College & University Revenue TOB VRDO	0.070%	12/2/21	2,230	2,230
[1,2]	University of California College & University Revenue TOB VRDO	0.070%	12/2/21	5,550	5,550
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	12/2/21	4,125	4,125
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	12/2/21	5,000	5,000
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	12/2/21	2,585	2,585
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	12/2/21	2,500	2,500
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	12/2/21	5,000	5,000
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	12/2/21	27,505	27,505
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	12/2/21	20,870	20,870
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	12/2/21	2,500	2,500
[1,2]	University of California College & University Revenue TOB VRDO	0.000%	12/7/21	3,100	3,100
[1,2]	University of California College & University Revenue TOB VRDO	0.070%	12/7/21	4,500	4,500
[1,2]	University of California College & University Revenue TOB VRDO	0.070%	12/7/21	5,000	5,000
	University of California College & University Revenue VRDO	0.010%	12/1/21	400	400
	University of California College & University Revenue VRDO	0.010%	12/1/21	2,755	2,755
	University of California College & University Revenue VRDO	0.020%	12/1/21	5,100	5,100
	University of California College & University Revenue VRDO	0.020%	12/1/21	22,050	22,050
[1,2]	University of California College and University Revenue TOB VRDO	0.070%	12/2/21	13,485	13,485
	University of California PUT	0.090%	12/7/21	5,250	5,250
[1,2]	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/2/21	13,605	13,605
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	12/1/21	320	320
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	1,400	1,400
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	8,550	8,550
[1,2]	Ventura County CA Community College District GO TOB VRDO	0.080%	12/2/21	6,000	6,000

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	West Valley-Mission CA Community College District GO TOB VRDO	0.080%	12/2/21	200	200
[1,2]	Yosemite CA Community College District GO TOB VRDO	0.040%	12/2/21	9,637	9,637
Total Tax-Exempt Municipal Bonds (Cost $3,898,538)					3,898,538
Total Investments (100.2%) (Cost $3,898,538)					3,898,538
Other Assets and Liabilities—Net (-0.2%)					(5,852)
Net Assets (100%)					3,892,686
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $1,613,380,000, representing 41.4% of net assets.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Assets and Liabilities
As of November 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,898,538)	3,898,538
Investment in Vanguard	129
Receivables for Accrued Income	967
Receivables for Capital Shares Issued	5,630
Other Assets	2,239
Total Assets	3,907,503
Liabilities
Due to Custodian	4,489
Payables for Investment Securities Purchased	3,000
Payables for Capital Shares Redeemed	7,326
Payables for Distributions	2
Total Liabilities	14,817
Net Assets	3,892,686
At November 30, 2021, net assets consisted of:

Paid-in Capital	3,892,493
Total Distributable Earnings (Loss)	193
Net Assets	3,892,686

Net Assets
Applicable to 3,891,496,770 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,892,686
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Operations

Year Ended November 30, 2021
($000)
Investment Income
Income
Interest	3,109
Total Income	3,109
Expenses
The Vanguard Group—Note B
Investment Advisory Services	769
Management and Administrative	5,566
Marketing and Distribution	345
Custodian Fees	29
Auditing Fees	26
Shareholders’ Reports	11
Trustees’ Fees and Expenses	2
Total Expenses	6,748
Expense Reduction—Note B	(4,059)
Net Expenses	2,689
Net Investment Income	420
Realized Net Gain (Loss) on Investment Securities Sold	115
Net Increase (Decrease) in Net Assets Resulting from Operations	535

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	420	26,095
Realized Net Gain (Loss)	115	317
Net Increase (Decrease) in Net Assets Resulting from Operations	535	26,412
Distributions
Total Distributions	(421)	(26,103)
Capital Share Transactions (at $1.00 per share)
Issued	1,678,157	3,024,172
Issued in Lieu of Cash Distributions	379	23,189
Redeemed	(2,380,846)	(4,102,524)
Net Increase (Decrease) from Capital Share Transactions	(702,310)	(1,055,163)
Total Increase (Decrease)	(702,196)	(1,054,854)
Net Assets
Beginning of Period	4,594,882	5,649,736
End of Period	3,892,686	4,594,882

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0001	.005	.013	.012	.006
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.005	.013	.012	.006
Distributions
Dividends from Net Investment Income	(.0001)	(.005)	(.013)	(.012)	(.006)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0001)	(.005)	(.013)	(.012)	(.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.47%	1.29%	1.18%	0.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,893	$4,595	$5,650	$5,349	$4,043
Ratio of Total Expenses to Average Net Assets[3]	0.06%	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.49%	1.28%	1.18%	0.64%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2021 and 0.16% for 2020. For the years ended November 30, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Notes to Financial Statements
Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the

California Municipal Money Market Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2021, the fund had contributed to Vanguard capital in the amount of $129,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2021, Vanguard's expenses were reduced by $4,059,000 (an effective annual rate of 0.10% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not

California Municipal Money Market Fund
obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	67
Undistributed Tax-Exempt Income	81
Undistributed Long-Term Gains	47
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	421	26,103
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	421	26,103
*	Includes short-term capital gains, if any.
As of November 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,898,538
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2021, such purchases were $1,086,786,000 and sales were $1,330,036,000, resulting in net realized gain (loss) of $0.

California Municipal Money Market Fund
F.	Management has determined that no events or transactions occurred subsequent to November 30, 2021, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2011, Through November 30, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
California Intermediate-Term Tax-Exempt Fund Investor Shares	1.13%	3.85%	3.66%	$14,321
Bloomberg Municipal CA Intermediate Bond Index	0.08	3.58	3.32	13,865
Bloomberg Municipal Bond Index	1.97	4.38	3.90	14,665

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
California Intermediate-Term Tax-Exempt Fund Admiral Shares	1.21%	3.93%	3.74%	$72,209
Bloomberg Municipal CA Intermediate Bond Index	0.08	3.58	3.32	69,327
Bloomberg Municipal Bond Index	1.97	4.38	3.90	73,324
See Financial Highlights for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2021
Under 1 Year	8.7%
1 - 3 Years	11.3
3 - 5 Years	10.2
5 - 10 Years	24.7
10 - 20 Years	43.7
20 - 30 Years	1.4
Over 30 Years	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

California Intermediate-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (101.5%)
California (100.8%)
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/22	1,050	1,085
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/27	2,565	2,764
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/28	2,545	2,742
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/29	100	108
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,000	1,075
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	7,250	7,691
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,075
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,790	1,925
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	960	968
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	950	958
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	2,490	2,510
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	100	101
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	900	907
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,120	3,207
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,020	1,049
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,195	1,229
ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, ETM	5.000%	7/1/22	555	571
ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	1,000	1,028
ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	1,265	1,300
ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	350	363
ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/23	370	400
ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/24	395	444

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/25	505	568
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	675	758
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/28	1,150	1,289
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/29	985	1,104
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,405	1,574
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/31	495	554
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	520	582
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	838
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,116
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,875
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,829
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,346
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,375	2,649
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	2,220	2,305
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	6,350	6,585
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/23	3,265	3,477
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	2,610	2,826
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	150	162
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	3,102
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,660	3,962
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,869
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	150	162
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/29	30,365	26,866
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	10,220	8,839
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	125	109
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	6,025	4,884
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	100	107
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	18,979
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	1,025	1,155
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	24,198
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,160	2,568
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	282
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,670	16,057
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,580
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,110	1,302
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	310	368

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alameda County CA Unified School District GO	4.000%	8/1/28	500	592
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	412
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	609
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	560
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	825
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	578
	Alameda County CA Unified School District GO	4.000%	8/1/34	500	576
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,335
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	1,081
	Alameda County CA Unified School District GO	3.000%	8/1/39	2,160	2,323
[5]	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	18,465
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/32	7,000	7,614
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/33	8,415	9,153
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/34	4,640	5,046
	Alameda County Transportation Commission Sales Tax Revenue	4.000%	3/1/22	5,600	5,654
[6,7]	Allan Hancock CA Joint Community College GO TOB VRDO	0.070%	12/2/21	1,000	1,000
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/22	500	515
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/23	800	860
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/24	1,000	1,115
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,465
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,369
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,755	3,178
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	200	207
[2]	Alvord Unified School District GO	5.000%	8/1/23	530	570
[2,4]	Alvord Unified School District GO	5.900%	2/1/24	3,865	4,114
[2]	Alvord Unified School District GO	5.000%	8/1/24	650	726
[2]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,591
[2]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,724
[2]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,902
[2]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,419
[2]	Alvord Unified School District GO	5.000%	8/1/31	1,750	2,164
[2]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,734
[4]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	10,232
[2,4]	Anaheim CA City School District GO	0.000%	8/1/31	2,775	2,313
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	3,305	3,501
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,500	2,646
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project)	5.000%	10/1/45	175	202
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,370	2,464
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/23	3,250	3,451
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,175	1,325
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	4,100	4,353
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/25	5,280	5,603
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	3,175	3,826

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,290	5,611
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	2,035	2,520
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	4,035	4,277
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	500	581
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	11,000	11,657
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	500	581
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	9,755	10,335
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,485	1,724
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	815	945
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	7,390	7,824
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	800	927
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	1,155	1,337
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,830	2,115
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	3,120	3,605
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,250	1,442
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,000	1,153
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,860	3,293
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	1,300	1,497
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	645	743
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/40	1,000	1,151
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/40	2,385	2,746
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	1,910	2,199
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	5,115	5,890
	Anaheim Public Financing Authority Electric Power & Light Revenue	4.000%	10/1/31	12,000	12,361
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/27	1,350	1,475
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	9/1/28	1,820	2,187
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	6,070	5,269
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/32	1,845	2,014
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/33	2,950	3,219
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/39	4,870	5,315
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/22	75	77
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/23	655	702

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	415
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,613
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/30	3,000	3,759
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/31	2,265	2,832
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,583
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,395
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	7,781
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	18,569
	Anaheim Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/29	1,345	1,665
[6,7]	Antioch CA Unified School District GO TOB VRDO	0.120%	12/2/21	10,230	10,230
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,438
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	3,058
	Arcadia CA Unified School District GO	4.000%	8/1/41	815	917
[2]	Azusa Unified School District GO	0.000%	7/1/27	250	232
[2]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,606
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	516
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	516
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	515	532
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	600	619
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	950	981
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,055	1,089
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,165	1,203
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,000	1,032
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	650	671
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	102
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	119
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	119
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	177
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	118
	Baldwin Park Unified School District GO	4.000%	8/1/34	100	118
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	219
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	219
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	348
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	363
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	487
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	484
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	15,713
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,707
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	1,039
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	22,770	26,370
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	3,216
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	33,830	39,175
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	12,545	14,517
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	10,250	10,268
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	34,046
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,185	52,338
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,350	20,658

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	20,250	21,623
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	2,675	2,886
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	30,870	32,625
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	5/1/23	19,000	19,125
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	5/1/23	4,350	4,379
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.150%	4/1/24	6,100	6,201
	Bay Area Toll Authority Highway Revenue, Prere.	4.000%	4/1/22	4,000	4,051
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	6,300	6,401
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	5,030	5,111
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	7,100	7,214
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	5,000	5,320
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,850	8,352
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,645	8,134
[9]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,334
[9]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,975
[9]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/29	1,555	1,885
[9]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/30	1,895	2,340
[9]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/31	2,010	2,526
[9]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/32	1,000	1,280
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/26	685	817
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/28	1,000	1,188
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/29	800	950
[2]	Beaumont Public Improvement Authority Lease Revenue	3.000%	9/1/31	1,100	1,196
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/32	1,460	1,731
[2]	Beaumont Public Improvement Authority Lease Revenue	3.250%	9/1/34	1,000	1,085
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/35	835	987
[2]	Beaumont Public Improvement Authority Lease Revenue	3.375%	9/1/36	1,600	1,734
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/37	1,350	1,591
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/38	1,350	1,590
	Berkeley CA GO	3.000%	9/1/34	415	465
	Berkeley CA GO	3.000%	9/1/36	610	678
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	445
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	4,257
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	105	88
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	2,500	2,699
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,500	2,677
[3]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	3,065	2,719
	Brea Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	8/1/24	5,110	5,504
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/24	1,000	1,125
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/25	1,445	1,624
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/26	2,000	2,244
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/27	2,375	2,660
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/29	1,240	1,388
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/30	750	839
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	570
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/30	1,700	1,850
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/31	1,980	2,153
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/32	2,085	2,267
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/33	2,165	2,352
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	2,210	2,400
[1]	Burbank Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/21	1,350	1,350

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Burbank Unified School District GO, 4.500% coupon rate effective 8/1/23	0.000%	8/1/32	3,680	3,909
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,634
	Burlingame School District GO	3.000%	8/1/36	175	196
	Burlingame School District GO	3.000%	8/1/37	155	172
	Burlingame School District GO	3.000%	8/1/38	175	192
	Burlingame School District GO	3.000%	8/1/39	175	191
	Burlingame School District GO	3.000%	8/1/40	235	255
	Burlingame School District GO	3.000%	8/1/41	350	379
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	72,250	83,559
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	128,120	155,142
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/22	1,455	1,478
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/23	525	553
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	582
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	771
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,951
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	1,075	1,269
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	1,027
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	1,124
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	935
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,863
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,741
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	6,000	6,279
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	450	458
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	340	346
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	400	407
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,210	1,232
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/23	500	527
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,400	2,527
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	4,165
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	668
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	534
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	501

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	577
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	404
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,154
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	700	833
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	601
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	268
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	735
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	545
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,324
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	603
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	547
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	251
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	700	897
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	770
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.375%	6/1/30	115	116
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.750%	6/1/30	200	201
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	857
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	560	733
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	649
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	646
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	393
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	589
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,407
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	320
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	783
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	715	861
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	1,002
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	1,105
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	679

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	606
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,300	1,551
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	770
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	1,204
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,150	1,365
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	957
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	1,196
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,328
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	600	711
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	597
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	577
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	338
California Department of Water Resources Water Revenue	5.000%	12/1/21	4,600	4,600
California Department of Water Resources Water Revenue	5.000%	12/1/21	2,475	2,475
California Department of Water Resources Water Revenue	5.000%	12/1/21	3,665	3,665
California Department of Water Resources Water Revenue	5.000%	12/1/22	4,895	5,131
California Department of Water Resources Water Revenue	5.000%	12/1/22	3,250	3,406
California Department of Water Resources Water Revenue	5.000%	12/1/23	1,450	1,586
California Department of Water Resources Water Revenue	5.000%	12/1/25	3,060	3,609
California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,666
California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,739
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/21	1,045	1,045
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/22	1,105	1,157
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	55	60
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	30	34
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	2,720	2,720
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,410	3,410
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,320	3,320
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,500	3,500
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	30	30
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	30	30
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	505	529
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	7,750	8,125
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,045	2,332
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	5	6

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	11
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,647
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	570	712
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,412
California Educational Facilities Authority College & University Revenue	5.000%	12/1/21	295	295
California Educational Facilities Authority College & University Revenue	4.000%	1/1/22	1,215	1,219
California Educational Facilities Authority College & University Revenue	5.000%	10/1/22	125	130
California Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,130	2,222
California Educational Facilities Authority College & University Revenue	5.000%	12/1/22	935	978
California Educational Facilities Authority College & University Revenue	4.000%	1/1/23	1,800	1,874
California Educational Facilities Authority College & University Revenue	5.000%	10/1/23	130	141
California Educational Facilities Authority College & University Revenue	5.000%	11/1/23	1,870	2,037
California Educational Facilities Authority College & University Revenue	5.000%	12/1/23	200	218
California Educational Facilities Authority College & University Revenue	4.000%	1/1/24	1,900	2,046
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	203
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	460	515
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,832
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	987
California Educational Facilities Authority College & University Revenue	4.000%	1/1/25	1,035	1,149
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	110	129
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,375	1,536
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,774
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	790	920
California Educational Facilities Authority College & University Revenue	5.000%	1/1/26	1,020	1,202
California Educational Facilities Authority College & University Revenue	5.000%	4/1/26	475	565
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	260	304
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	110	133
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	842
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,348

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Educational Facilities Authority College & University Revenue	5.000%	4/1/27	950	1,163
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	250	291
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	1,080
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	233
California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	828
California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,608
California Educational Facilities Authority College & University Revenue	5.000%	4/1/28	300	377
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	380
California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,240	1,557
California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	551
California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	122
California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,085	1,352
California Educational Facilities Authority College & University Revenue	5.000%	1/1/30	1,765	2,057
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	485	587
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	569
California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	930	1,153
California Educational Facilities Authority College & University Revenue	5.000%	1/1/31	1,925	2,243
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	1,030	1,177
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	555	672
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	635
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	1,058
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	111
California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,817
California Educational Facilities Authority College & University Revenue	5.000%	1/1/32	2,000	2,328
California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,141
California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	553
California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,906
California Educational Facilities Authority College & University Revenue	4.000%	1/1/33	3,590	4,020
California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,761

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	684
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	938
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/34	3,350	3,748
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	2,989
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	742
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	1,095
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,485
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,617
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	430	520
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	111
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,636
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,352
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	3,442
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	640
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	1,092
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	576
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	2,158
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	764
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,000	2,931
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,367
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	5,225	7,916
	California Educational Facilities Authority College & University Revenue	5.000%	9/1/40	1,600	1,838
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	25,000	37,959
[6,7]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.050%	12/2/21	1,900	1,900
[6,7]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.070%	12/2/21	9,500	9,500
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	6,013
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	1,195	1,223
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	380	389
	California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,150	1,178

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/23	250	268
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/25	305	350
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/27	730	884
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/29	625	783
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	290	370
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	585	730
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/40	845	1,041
California GO	5.000%	2/1/22	1,220	1,230
California GO	5.000%	2/1/22	8,320	8,387
California GO	5.000%	4/1/22	28,925	29,392
California GO	5.000%	9/1/22	12,920	13,389
California GO	5.250%	9/1/22	6,005	6,234
California GO	5.000%	11/1/22	31,890	33,299
California GO	5.000%	2/1/23	15,925	16,051
California GO	5.000%	2/1/23	5,240	5,533
California GO	5.000%	8/1/23	11,160	12,035
California GO	5.000%	8/1/23	3,500	3,775
California GO	5.000%	9/1/23	7,110	7,360
California GO	5.000%	9/1/23	10,175	11,011
California GO	5.000%	10/1/23	3,325	3,611
California GO	5.000%	10/1/23	12,595	13,678
California GO	5.000%	10/1/23	1,305	1,417
California GO	5.000%	10/1/23	16,135	17,522
California GO	5.000%	10/1/23	6,770	7,352
California GO	5.000%	11/1/23	20,000	21,794
California GO	5.000%	11/1/23	2,280	2,485
California GO	5.000%	12/1/23	2,550	2,789
California GO	5.000%	2/1/24	11,215	11,823
California GO	5.000%	4/1/24	2,500	2,771
California GO	5.000%	8/1/24	1,510	1,696
California GO	5.000%	8/1/24	1,025	1,151
California GO	5.000%	9/1/24	10,000	10,363
California GO	5.000%	9/1/24	1,150	1,296
California GO	5.000%	9/1/24	5,000	5,634
California GO	4.000%	10/1/24	8,000	8,818
California GO	5.000%	10/1/24	8,725	9,863
California GO	5.000%	10/1/24	10,000	11,304
California GO	5.000%	11/1/24	2,255	2,557
California GO	5.000%	12/1/24	5,000	5,464
California GO	5.000%	2/1/25	12,900	13,002
California GO	5.500%	2/1/25	8,575	9,940
California GO	4.000%	3/1/25	1,485	1,655
California GO	5.000%	3/1/25	1,735	1,990
California GO	5.000%	4/1/25	38,625	44,428
California GO	5.000%	8/1/25	150	175
California GO	5.000%	8/1/25	1,665	1,937
California GO	5.000%	8/1/25	10,185	11,850
California GO	5.000%	8/1/25	12,430	14,462
California GO	5.000%	9/1/25	2,185	2,264

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	9/1/25	4,895	5,711
California GO	5.000%	9/1/25	2,190	2,367
California GO	4.000%	10/1/25	100	113
California GO	5.000%	10/1/25	13,865	14,718
California GO	5.000%	10/1/25	345	390
California GO	5.000%	10/1/25	2,045	2,393
California GO	5.000%	11/1/25	14,205	16,096
California GO	5.000%	3/1/26	11,030	12,642
California GO	5.000%	4/1/26	5,000	5,941
California GO	5.000%	4/1/26	2,120	2,519
California GO	5.000%	8/1/26	15,300	18,369
California GO	5.000%	8/1/26	20,695	24,846
California GO	5.000%	8/1/26	21,110	25,344
California GO	5.000%	8/1/26	20,000	24,011
California GO	5.000%	9/1/26	720	867
California GO	5.000%	9/1/26	2,700	3,150
California GO	5.000%	9/1/26	5,540	6,668
California GO	5.000%	9/1/26	100	120
California GO	5.000%	10/1/26	16,445	19,843
California GO	5.000%	10/1/26	10,085	11,964
California GO	5.000%	10/1/26	1,270	1,532
California GO	4.000%	11/1/26	2,540	2,950
California GO	5.000%	11/1/26	4,705	5,691
California GO	5.000%	11/1/26	9,160	11,080
California GO	3.500%	8/1/27	26,345	30,351
California GO	5.000%	8/1/27	20,515	24,619
California GO	5.000%	8/1/27	3,160	3,672
California GO	5.000%	8/1/27	225	278
California GO	5.000%	10/1/27	13,915	14,791
California GO	5.000%	10/1/27	8,095	10,042
California GO	5.000%	10/1/27	8,280	9,811
California GO	5.000%	10/1/27	10,140	12,578
California GO	5.000%	11/1/27	100	124
California GO	5.000%	11/1/27	5,175	6,433
California GO	5.000%	11/1/27	25,000	31,078
California GO	5.000%	12/1/27	12,240	15,248
California GO	5.000%	8/1/28	1,905	2,285
California GO	5.000%	8/1/28	6,510	7,559
California GO	5.000%	8/1/28	20,355	25,076
California GO	4.000%	9/1/28	7,000	8,072
California GO	5.000%	9/1/28	17,715	21,313
California GO	5.000%	9/1/28	4,500	5,694
California GO	5.000%	10/1/28	3,010	3,816
California GO	5.000%	10/1/28	15,000	19,019
California GO	5.000%	11/1/28	12,375	15,343
California GO	5.000%	11/1/28	4,165	5,291
California GO	5.000%	12/1/28	7,750	9,865
California GO	5.250%	2/1/29	2,790	2,813
California GO	3.000%	3/1/29	2,230	2,387
California GO	5.000%	5/1/29	17,945	19,903
California GO	5.000%	8/1/29	10,840	12,997
California GO	5.000%	8/1/29	44,340	53,165
California GO	5.000%	9/1/29	3,225	3,878
California GO	5.000%	9/1/29	9,425	11,334
California GO	5.000%	9/1/29	4,500	5,827

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/29	19,290	20,499
	California GO	5.000%	10/1/29	18,695	22,152
	California GO	5.000%	10/1/29	7,855	9,948
	California GO	5.000%	10/1/29	5,000	6,485
	California GO	5.000%	11/1/29	5,000	5,450
	California GO	5.000%	12/1/29	3,500	4,555
	California GO	5.000%	3/1/30	250	285
	California GO	5.000%	5/1/30	13,870	15,384
	California GO	5.000%	8/1/30	19,935	23,903
	California GO	5.000%	8/1/30	6,555	7,860
	California GO	5.000%	9/1/30	9,180	10,666
	California GO	5.000%	9/1/30	3,400	4,515
	California GO	5.250%	9/1/30	5,000	5,425
	California GO	5.000%	10/1/30	5,800	6,539
	California GO	5.000%	10/1/30	1,935	2,506
	California GO	4.000%	11/1/30	14,470	17,097
	California GO	5.000%	11/1/30	9,070	11,240
	California GO	5.000%	11/1/30	15,770	21,015
	California GO	5.000%	12/1/30	3,760	4,106
	California GO	5.000%	12/1/30	2,500	3,337
	California GO	5.000%	4/1/31	12,445	16,689
	California GO	5.000%	5/1/31	13,010	14,416
	California GO	5.000%	8/1/31	10,015	11,377
	California GO	5.000%	8/1/31	22,300	26,738
	California GO	5.250%	8/1/31	5,755	6,718
	California GO	5.000%	9/1/31	5,655	6,800
	California GO	5.000%	9/1/31	5,455	7,383
	California GO	5.000%	10/1/31	5,500	6,194
	California GO	5.000%	10/1/31	9,105	11,779
	California GO	4.000%	11/1/31	15,000	17,679
	California GO	5.000%	11/1/31	1,705	2,112
	California GO	5.000%	11/1/31	5,000	6,660
	California GO	5.000%	11/1/31	4,000	5,328
	California GO	5.000%	12/1/31	6,000	6,545
	California GO	5.000%	12/1/31	1,000	1,192
	California GO	5.000%	2/1/32	2,540	2,560
	California GO	5.000%	3/1/32	1,000	1,307
	California GO	5.000%	4/1/32	15,025	20,564
	California GO	4.000%	8/1/32	545	625
	California GO	5.000%	8/1/32	5,000	5,782
[2]	California GO	5.250%	8/1/32	28,905	40,071
	California GO	5.250%	8/1/32	2,025	2,363
	California GO	4.000%	9/1/32	590	678
	California GO	5.000%	9/1/32	15,110	18,171
	California GO	5.000%	9/1/32	6,000	8,113
	California GO	5.000%	10/1/32	23,535	26,491
	California GO	5.000%	10/1/32	14,000	18,728
	California GO	4.000%	11/1/32	12,175	14,327
	California GO	5.000%	11/1/32	7,080	8,945
	California GO	5.000%	12/1/32	1,000	1,192
	California GO	5.000%	2/1/33	1,760	1,853
	California GO	5.000%	2/1/33	1,750	1,764
	California GO	5.000%	3/1/33	4,395	5,002
	California GO	5.000%	3/1/33	2,500	3,265
	California GO	5.000%	4/1/33	180	229

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	4/1/33	13,000	14,340
California GO	4.000%	8/1/33	15,190	17,389
California GO	5.000%	8/1/33	1,270	1,521
California GO	5.000%	8/1/33	3,495	3,906
California GO	5.000%	8/1/33	515	632
California GO	4.000%	9/1/33	750	860
California GO	5.000%	9/1/33	3,830	4,134
California GO	5.000%	9/1/33	25,075	30,128
California GO	3.000%	10/1/33	2,150	2,401
California GO	5.000%	10/1/33	7,000	7,720
California GO	3.000%	11/1/33	5,000	5,653
California GO	4.000%	11/1/33	12,500	14,692
California GO	5.000%	3/1/34	4,000	5,218
California GO	4.000%	8/1/34	18,290	20,914
California GO	5.000%	8/1/34	1,575	1,819
California GO	5.000%	8/1/34	5,160	6,325
California GO	4.000%	9/1/34	3,400	3,896
California GO	4.000%	9/1/34	4,725	5,414
California GO	4.000%	9/1/34	26,130	29,941
California GO	5.000%	9/1/34	21,075	25,289
California GO	3.000%	10/1/34	1,150	1,275
California GO	5.000%	10/1/34	9,200	10,350
California GO	3.000%	11/1/34	1,800	2,019
California GO	4.000%	11/1/34	10,895	12,793
California GO	5.000%	11/1/34	4,000	5,304
California GO	5.000%	12/1/34	600	714
California GO	5.000%	4/1/35	40,260	44,391
California GO	3.500%	8/1/35	1,185	1,274
California GO	5.000%	8/1/35	9,015	10,777
California GO	5.000%	8/1/35	10,000	11,544
California GO	4.000%	9/1/35	3,490	3,997
California GO	5.000%	9/1/35	9,885	11,851
California GO	3.000%	10/1/35	9,185	10,143
California GO	5.000%	10/1/35	17,500	20,678
California GO	3.000%	11/1/35	1,280	1,425
California GO	4.000%	11/1/35	2,610	3,201
California GO	5.000%	11/1/35	1,000	1,234
California GO	5.000%	11/1/35	3,810	4,702
California GO	5.000%	11/1/35	4,000	5,297
California GO	4.000%	3/1/36	18,355	22,151
California GO	5.000%	4/1/36	140	178
California GO	5.000%	4/1/36	16,375	18,039
California GO	3.000%	9/1/36	150	161
California GO	5.000%	9/1/36	10,705	12,823
California GO	3.000%	10/1/36	9,000	9,901
California GO	4.000%	10/1/36	5,000	6,152
California GO	4.000%	11/1/36	2,150	2,519
California GO	4.000%	11/1/36	5,000	6,113
California GO	5.000%	11/1/36	4,180	5,150
California GO	5.000%	11/1/36	4,000	5,288
California GO	4.000%	3/1/37	25,500	30,663
California GO	5.000%	4/1/37	21,895	24,104
California GO	4.000%	9/1/37	350	360
California GO	5.000%	9/1/37	370	443
California GO	3.000%	10/1/37	8,250	9,044

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	10/1/37	11,565	13,851
	California GO	4.000%	10/1/37	4,695	5,758
	California GO	4.000%	11/1/37	5,000	6,089
	California GO	5.000%	11/1/37	7,000	8,785
	California GO	5.000%	11/1/37	10,050	12,369
	California GO	4.000%	3/1/38	17,500	20,976
	California GO	5.000%	4/1/38	10,115	11,128
	California GO	4.000%	11/1/38	9,000	10,923
	California GO	4.000%	10/1/39	18,785	22,389
	California GO	4.000%	10/1/39	200	226
	California GO	4.000%	10/1/39	5,000	6,097
	California GO	4.000%	11/1/39	5,425	6,571
	California GO	5.000%	11/1/39	6,250	7,829
	California GO	4.000%	3/1/40	5,000	5,972
	California GO	3.000%	11/1/40	2,350	2,578
	California GO	4.000%	11/1/40	2,740	3,313
	California GO	5.000%	9/1/41	15,000	19,940
	California GO	4.000%	10/1/41	25,685	31,187
	California GO	3.000%	11/1/41	1,375	1,505
	California GO	4.000%	11/1/41	3,850	4,300
	California GO	5.000%	4/1/42	1,050	1,066
	California GO	4.000%	11/1/45	4,000	4,448
[6,7]	California GO TOB VRDO	0.050%	12/2/21	9,240	9,240
[6,7]	California GO TOB VRDO	0.070%	12/2/21	6,900	6,900
[6,7]	California GO TOB VRDO	0.070%	12/2/21	8,800	8,800
[7]	California GO VRDO	0.020%	12/1/21	6,575	6,575
[7]	California GO VRDO	0.020%	12/1/21	2,580	2,580
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/22	1,090	1,100
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	875	896
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	260	266
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	175	180
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	365	377
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	560	579
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,250	2,321
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,450	2,548
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,075	2,169
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,500	3,652
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/23	1,705	1,785
[9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	685	715
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	760	778
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	305	326
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	340	353

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	340	366
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,855	1,917
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	2,500	2,727
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,525	1,594
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,520	1,588
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,272
[9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,340	1,452
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	356
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	370	412
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	5,000	5,197
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	850	959
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,219
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,655	3,010
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,410	7,737
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,700	1,777
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,736
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	5,175	5,477
[9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,650	1,849
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	310	317
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	512
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	576
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,610	4,060
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	5,000	5,196
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	478
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	135	159
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	880
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,555	4,171
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,162
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,603

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,565	2,714
[9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,154
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	805	823
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	558
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	863
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	491
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	3,035
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	775	871
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	250	303
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,045
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	8,205
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,085	1,313
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,750	3,329
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,519
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,080	5,760
[9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	325
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	370	451
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	382
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	150	186
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	25	31
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	265	329
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	500	622
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,005	4,168
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,244
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	566
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,089
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,000	3,418
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,500	1,693
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	4,660	4,864

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	644
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	1,009
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	107
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	2,066
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	894
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	350	447
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	894
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,512
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	1,087
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	651
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,138
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	691
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	979
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,995	5,362
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	500	562
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,550	1,734
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,231
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	654
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	1,111
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	205
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	8,495
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	1,058
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,980
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	8,790	9,129
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,844
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	2,205	2,508
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	95	106
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,484
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	238

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	2,060
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,411
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,487
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,417
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	500	669
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	615	823
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,404
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,425
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,696
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,930	6,741
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,328
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,000	5,219
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	993
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,547
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	284
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,629
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,605
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,302
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	1,025
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	820
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,935	2,261
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,538
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,734
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	890	1,006
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,332
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	2,610	2,965
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	3,082
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,040	3,952
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	10,880

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	2,116
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	446
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	629
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,700	2,140
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	460	569
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,718
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,923
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	12,500	13,057
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,764
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,295	3,741
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,628
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	24,220	25,285
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,500	3,242
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	3,541
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	6,690	7,171
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,790	2,126
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	746
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	110	131
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,650
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	1,110	1,392
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	1,500	1,883
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,700
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	501
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	4,310
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	3,044
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,310	3,756
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	3,037
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	775	1,004
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,716

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	820	929
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,520	1,646
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,645	1,965
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,544
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	6,324
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,272
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	1,128
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,568
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	435	537
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,890
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	492
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	700	790
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	5,450
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,020	4,559
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	3,234
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	3,500	4,201
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	19,100	21,606
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	4,382
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	9,052
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	289
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,866
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,900	2,364
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,846
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	5,015	6,184
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	675
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,360	9,076
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,595	1,798
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	4,465	4,661
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,631

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,675	3,203
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	4,068
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	12,500	14,143
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,916
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,445	3,893
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,606
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	301
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,100	1,366
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	3,450	4,142
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	6,445
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,288
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	8,313
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,255	1,414
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	939
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	6,000	7,169
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,360	1,628
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,842
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	5,483
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	324
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	34,864
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,285	6,506
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	800	901
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,600	5,487
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,445	2,902
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	4,097
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	4,190
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	25,310	29,412
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	438
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	180	204

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	9,910
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,835	2,066
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	620	686
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	629
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	2,585	3,062
[9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	938
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	8,019
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,440	1,620
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	400	417
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	5,750	6,809
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	700	870
[9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,890	5,903
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	811
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,140	1,325
[9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	12,990	17,043
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	4,770
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	1,485	1,550
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	40,000	41,759
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,000	5,220
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	12,900	13,412
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	500	551
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	5,000	5,453
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	16,000	16,908
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	49,550	57,993
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	26,735	33,095
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/2/21	14,600	14,600
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/2/21	17,565	17,565
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/2/21	10,000	10,000
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	12/2/21	23	23

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	12/2/21	7,435	7,435
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	12/2/21	15,500	15,500
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	8,600	8,600
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	4,550	4,550
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	12/1/21	10,235	10,235
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	200	209
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	546
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	420	478
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	485	571
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	11/15/25	60	67
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	400	471
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	1,025	1,208
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	540	636
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	170	200
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	1,005	1,184
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	20	24
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	45,161	52,060
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	6,113	7,349
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	41,921	49,535
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	58,945	67,272
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	41,255	46,747
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	5,129	5,237
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	644
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	651
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	594
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	717
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	605
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	1,026
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	966

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	675
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	2,007
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	1,002
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	2,096
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	2,260
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	3,105
[6,7]	California Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.070%	12/2/21	3,200	3,200
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	1,505	1,589
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	18,770	19,821
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	60	63
[8]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.400%	8/1/24	2,500	2,508
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,312
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	877
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,294
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,448
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,346
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,309
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,355
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/24	525	573
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	639
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/26	510	608
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,409
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	727
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	2,191
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,984
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	2,293

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	839
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,269
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	3,170
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,365	1,727
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,592
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	3,418
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/22	455	468
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	2,815	3,015
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	250	268
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/24	610	682
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	959
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	1,024
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	2,115
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	1,006
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	710
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,124
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,190
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,994
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,984
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/34	715	805
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/35	750	841
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,650	1,649
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,115	4,576
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	4.000%	10/1/22	1,000	1,032
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/22	1,785	1,857
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/24	1,300	1,472
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/25	1,525	1,792
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,833
California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/23	125	136

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	11,560	11,983
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/22	1,500	1,529
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/23	1,150	1,226
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/24	1,300	1,443
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	12,595	14,173
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,571
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,700
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,480
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,861
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/26	1,075	1,170
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,806
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	7,905	9,541
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	1,500	1,632
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	15,554
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	13,436
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/34	2,285	2,484
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/35	2,000	2,174
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	3,385
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	5,071
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,965
California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	48,750	49,215
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	4,000	4,348
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	5,000	5,869
California Municipal Finance Authority College & University Revenue	5.000%	4/1/22	1,000	1,016
California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	350	358
California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	335	348
California Municipal Finance Authority College & University Revenue	5.000%	11/1/22	1,545	1,612
California Municipal Finance Authority College & University Revenue	5.000%	4/1/23	1,285	1,366
California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	625	668

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	375	406
California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	340	367
California Municipal Finance Authority College & University Revenue	5.000%	11/1/23	1,620	1,762
California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,465
California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	456
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	420
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	308
California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	621
California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	735
California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,353
California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,154
California Municipal Finance Authority College & University Revenue	4.000%	10/1/25	100	106
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	353
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	550	636
California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	707
California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,305
California Municipal Finance Authority College & University Revenue	4.000%	10/1/26	375	396
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	357
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	850
California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	764
California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,403
California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,138
California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	3,131
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	1,210	1,477
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	804
California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	589
California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	840
California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	1,056
California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,291

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,020	1,275
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	628
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	883
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	550	694
California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	610
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	660	708
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	973
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	559
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	644
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	386
California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	952
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	500	536
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	700
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	278
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	688
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	393
California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,232
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,558
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	225	277
California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	853
California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	1,031
California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	145
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,421
California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	946
California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	1,035
California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	144
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	450	551
California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	935
California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,394

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	179
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	677
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,497
California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	948
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	3,530	3,921
California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	191
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,307
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	275
California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	776
California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,348
California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	208
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	745	885
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,524
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,260
California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	1,017
California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,015	1,214
California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	202
California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	575	700
California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	754
California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	446
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,255
California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	1,035
California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	1,046
California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	530	626
California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	708
California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	636
California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	970	1,032
California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,667
California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	2,185

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,481
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	510	638
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/24	1,610	1,818
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	504
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,000	1,008
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,030
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	881
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,000	1,055
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	2,465	2,612
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,079
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	50	51
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,435	3,776
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	500	550
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,112
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	2,035
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,115
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	425	479
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	57
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,940
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	650	742
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,706
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,715
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,261
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,147
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	530	614
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	108
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,683
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	700	799
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,907

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,175
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	475	559
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	109
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,625	1,972
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	600	684
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	866
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	4,464
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,201
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	360	399
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	778
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,207
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	750	855
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	268
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,660
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,751
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	4,289
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	450	543
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	135
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,895	2,158
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,839
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,547
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,471
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	60
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,206
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	928
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,856
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	127
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	3,470	3,947
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,211

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,205
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,850	2,172
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,660	4,397
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,655	4,155
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	1,083
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,871
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,835	4,357
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,805
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,240
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	5,096
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,035	4,581
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,895
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	5,599
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,000	4,539
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,404
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	2,097
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	2,000	2,394
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	2,163
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	2,283
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	8,960	10,498
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	210
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	2,034
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,615	1,938
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	225	246
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	100	112
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	588
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/37	250	290
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	756
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,146

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,744
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,675
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,785
	California Municipal Finance Authority Industrial Revenue VRDO	0.020%	12/1/21	6,100	6,100
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/31	1,455	1,723
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/36	1,805	2,123
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/22	700	714
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/22	325	336
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,329
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	400	427
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/23	400	428
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	816
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,766
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	575
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,996
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	674
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	472
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,320
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,213
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	606
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,720
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,985
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	496
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,864
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,255
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,816
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	633
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,780
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	774
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,088

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,720
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,796
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	657
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	624
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,617
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,802
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,739
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,734
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,463
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,796
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,432
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	3,113
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,408	14,310
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,988
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,818
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	1,144
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	592
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,701
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	649
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/22	690	706
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/23	150	160
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,132
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,320
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	708
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/37	1,000	1,100
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	609
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	3,442
[6]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	9,800	9,962
	California Municipal Finance Authority Resource Recovery Revenue VRDO	0.020%	12/1/21	1,400	1,400

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/31	3,955	4,383
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/32	4,220	4,675
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/33	4,390	4,858
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/40	4,000	4,357
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	245	252
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	290	308
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	500	519
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	420
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	440	469
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	400	447
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	480
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	415	474
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	490
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	400	465
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	509
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	365	431
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,000	1,011
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	574
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	571
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	610
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	758
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	13,963
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	2,950	2,976
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	685	828
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	12/1/21	4,300	4,300
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	12/1/21	4,945	4,945
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	15,000	5,019
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/22	100	103
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/22	175	180
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/22	1,410	1,452
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/23	635	670

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/23	100	107
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	435	467
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	725	778
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	714
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	144
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	455	506
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	905	1,007
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	760
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	114
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	437
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	330	380
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	809
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	123
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	293
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	132
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	607
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	225	258
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	862
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	160	196
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	321
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	700	804
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	412
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	343
[6]	California School Finance Authority Charter School Aid Revenue	3.000%	7/1/30	365	384
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	967
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	342
[6,9]	California School Finance Authority Charter School Aid Revenue	3.000%	6/1/31	2,055	2,096
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	260	287
[6]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	710	714
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	530
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	559
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	587
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	325	365
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	2,045	2,315
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	465	522
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	1,500	1,687
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	1,000	1,195
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	775	837
[6,9]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	1,655	1,768
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	591
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	125	133
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	300	316
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/22	335	345
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/23	345	369
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	354
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	150	171
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	150	175
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	160	192
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	190	232

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,116
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,380
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	100	110
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	105	120
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	110	129
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	100	120
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	100	122
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	100	125
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	100	127
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	1,600	1,843
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/22	135	139
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/23	75	81
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/24	100	112
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/25	25	29
[6]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	29
[6]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	205	239
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	184
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	270
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	256
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	315
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	699
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	765	920
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	1,110
	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/31	1,000	1,118
[6,7]	California State Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	12/2/21	3,750	3,750
[1,6,7]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	0.100%	12/2/21	5,290	5,290
	California State Public Works Board Intergovernmental Agreement Revenue (Various Capital Projects)	5.000%	4/1/37	5,050	5,130
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/21	2,965	2,965
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/21	1,110	1,110
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/22	1,600	1,619
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	2,975	3,035

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	4,440	4,529
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/22	9,425	9,651
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/22	3,230	3,346
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	6,250	6,500
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,860	6,094
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	1,500	1,560
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/22	1,195	1,252
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	5,295	5,649
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	3,285	3,567
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	2,350	2,552
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	5,560	6,178
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	2,085	2,289
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	1,500	1,656
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,330	4,874
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	1,955	2,208
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,628
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	1,000	1,142
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	50	56
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	2,115	2,479
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,764
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,700	1,910
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	7,479
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	3,219
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	7,879
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	6,020
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,832
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/27	455	532
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,750	8,400
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,873
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	4,625	5,300
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,865	6,254
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,000	6,168
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	3,000	3,713
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,840	17,088
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	23,850	30,417
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	6,374
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,346
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/29	9,030	9,628
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	13,750	17,480
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	12,260	15,129
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	14,510	18,942
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	2,961
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,431
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	9,500	12,299
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	18,200	24,222
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	13,890	18,293
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	5,000	5,603
[2]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/31	1,050	1,139
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	8,154
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,426
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	14,000	18,334
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	5,025	5,628
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	5,015	5,677
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/33	500	606
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	5,250	6,857

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,000	5,597
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	323
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,395
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	3,119
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	7,500	9,775
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/34	19,120	21,388
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	2,500	3,253
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	25,000	27,481
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	11,250	14,609
[2]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/36	3,480	3,729
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	16,245	18,096
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/24	400	400
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	1,525	1,611
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	1,575	1,575
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/26	1,600	1,690
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/27	7,000	7,000
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/28	2,860	3,018
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/28	4,980	4,980
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,500	2,638
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/29	5,000	5,000
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/32	3,200	3,375
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	1,650	1,740
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	1,600	1,671
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/23	2,765	2,950
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/23	1,035	1,081
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	2,055	2,146
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	10	11
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	6,754
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	3,610	3,769
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/26	3,205	3,812
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	12,075
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	6,061
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	4,102
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	6,249

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	3,333
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	19,551
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,623
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	17,268
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/30	1,000	1,313
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	5,595	6,119
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/31	1,000	1,338
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,709
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	1,650	1,723
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/31	7,150	7,818
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	3,800	4,368
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/32	1,275	1,707
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	5,569
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,863
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	11,465	11,971
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,924
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,896
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/33	4,670	5,104
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	4,097
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	811
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	747
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	1,098
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,364
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	915	991
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,187
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,816
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	889
California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,109
California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,109

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	12/1/21	5,400	5,400
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	1,010	1,088
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	850	949
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,060	1,219
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,265	1,491
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	1,345	1,620
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,055	1,296
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/30	2,785	3,483
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/31	2,565	3,269
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/32	4,695	5,959
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	2,350	2,978
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	3,170	4,009
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	3,120	3,936
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	3,000	3,710
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	3,230	4,067
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,691
[9]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,895
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	1,735	2,124
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	3,020
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	3,000	3,663
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	3,000	3,984
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/41	2,560	3,114
	California State University College & University Revenue	5.000%	11/1/22	1,545	1,613
	California State University College & University Revenue	5.000%	11/1/22	2,500	2,611
	California State University College & University Revenue	5.000%	11/1/23	1,500	1,635
	California State University College & University Revenue	5.000%	11/1/26	1,400	1,699
	California State University College & University Revenue	5.000%	11/1/27	2,155	2,531
	California State University College & University Revenue	5.000%	11/1/27	1,500	1,872
	California State University College & University Revenue	5.000%	11/1/28	2,635	3,092
	California State University College & University Revenue	5.000%	11/1/28	500	640
	California State University College & University Revenue	5.000%	11/1/30	1,300	1,544
	California State University College & University Revenue	5.000%	11/1/30	2,920	3,422
	California State University College & University Revenue	5.000%	11/1/30	600	783
	California State University College & University Revenue	5.000%	11/1/31	10,080	11,804
	California State University College & University Revenue	5.000%	11/1/31	8,350	9,911
	California State University College & University Revenue	5.000%	11/1/31	400	522

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/32	13,145	15,383
	California State University College & University Revenue	5.000%	11/1/32	6,180	7,563
	California State University College & University Revenue	5.000%	11/1/32	5,335	6,328
	California State University College & University Revenue	5.000%	11/1/33	6,270	7,670
	California State University College & University Revenue	5.000%	11/1/33	10,155	12,034
	California State University College & University Revenue	5.000%	11/1/33	5,775	6,753
	California State University College & University Revenue	4.000%	11/1/34	10,045	11,398
	California State University College & University Revenue	4.000%	11/1/34	665	824
	California State University College & University Revenue	5.000%	11/1/34	5,000	6,116
	California State University College & University Revenue	5.000%	11/1/34	8,560	10,834
	California State University College & University Revenue	4.000%	11/1/35	11,315	12,834
	California State University College & University Revenue	4.000%	11/1/35	580	716
	California State University College & University Revenue	5.000%	11/1/35	8,000	9,776
	California State University College & University Revenue	5.000%	11/1/35	13,205	15,430
	California State University College & University Revenue	5.000%	11/1/35	5,000	6,321
	California State University College & University Revenue	3.125%	11/1/36	100	107
	California State University College & University Revenue	5.000%	11/1/36	1,435	1,753
	California State University College & University Revenue	5.000%	11/1/36	3,050	3,606
	California State University College & University Revenue	5.000%	11/1/36	10,555	13,327
	California State University College & University Revenue	5.000%	11/1/37	3,895	4,753
	California State University College & University Revenue	5.000%	11/1/37	10,465	13,189
	California State University College & University Revenue	5.000%	11/1/38	5,495	6,915
	California State University College & University Revenue	5.000%	11/1/39	1,725	2,225
	California State University College & University Revenue	3.000%	11/1/40	1,720	1,878
	California State University College & University Revenue	5.000%	11/1/41	14,815	17,423
	California State University College & University Revenue PUT	4.000%	11/1/23	19,435	20,430
	California State University College & University Revenue PUT	1.600%	11/1/26	27,025	28,127
[6,7]	California State University College & University Revenue TOB VRDO	0.070%	12/2/21	2,500	2,500
	California State University College & University Revenue, Prere.	4.000%	11/1/22	10,445	10,811
	California State University College & University Revenue, Prere.	4.000%	11/1/22	6,675	6,909
	California State University College & University Revenue, Prere.	4.000%	11/1/22	17,275	17,880
	California State University College & University Revenue, Prere.	5.000%	11/1/22	20,430	21,332
	California State University College & University Revenue, Prere.	5.000%	11/1/24	80	91
	California State University College & University Revenue, Prere.	5.000%	11/1/24	155	176
	California State University College & University Revenue, Prere.	5.000%	11/1/24	245	277
	California State University College & University Revenue, Prere.	5.000%	11/1/24	125	142
	California State University College & University Revenue, Prere.	5.000%	11/1/24	440	498
	California State University College & University Revenue, Prere.	5.000%	11/1/24	4,920	5,587
	California State University College & University Revenue, Prere.	5.000%	11/1/24	8,745	9,931
	California State University College & University Revenue, Prere.	5.000%	11/1/24	11,735	13,326
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,050	6,870
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,160	6,995
	California State University College & University Revenue, Prere.	5.000%	11/1/24	190	215
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,650	7,552
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	9,951
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	10,529
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	9,035	9,938
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	13,461
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,847

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,894
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	1,098
California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	8,049
California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	13,157
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	1,500	1,518
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	120	122
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	155	158
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	765	791
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	225	231
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,535	1,626
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	145	154
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	410	435
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	525	557
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	567
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	235	247
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,209
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	221
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	553
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	450	500
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	760	853
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	245	250
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	877
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	470
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	183
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	859
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	116
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	488
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,100	1,277
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	215	220

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,070	1,249
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,570	1,858
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	544
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	412
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	590	697
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	209
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,345	1,590
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,305
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	240	246
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	2,312
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	737
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	193
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,768
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	815	831
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/27	1,000	1,172
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	252
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,205	1,461
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,228
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	270	299
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,694
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,100	1,374
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	506
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,886
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,191
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	126
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	725	888
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	983
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	4,043
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,925	2,372

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	565
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,577
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,208
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	365	456
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,734
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	14,865	16,826
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	7,467
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	3,205
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	856
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	2,321
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	342
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,400	1,696
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,645	3,098
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,689
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,000	1,291
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	2,000	2,474
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	920	1,110
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,040	4,726
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	5,000	5,838
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,931
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	291
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	915	1,178
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	680	693
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,200	2,716
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,625	1,956
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.250%	8/15/32	700	750
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,808
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,815	2,177
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	4,000	4,677

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,228
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	397
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	640	821
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	871
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	4,795	5,603
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,800
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	1,090
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,167
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	712
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,399
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	846
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	725	863
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	214
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	731
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,242
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,050	1,159
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	2,419
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,500	2,943
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	3,543
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	4,616
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,500	2,937
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,837
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,980	4,672
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	2,500	2,927
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,318
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,000	2,337
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,387
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	648
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	1,350	1,431

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	3,300	3,545
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,941
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/22	420	431
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/23	300	322
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	334
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	346
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	387
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	721
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	610
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	865
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/25	2,500	2,505
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,065
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	21,644
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	14,090	16,583
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	32,820	42,384
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	205	265
[6,7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/2/21	2,175	2,175
[6,7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/2/21	3,375	3,375
[6,7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.200%	12/2/21	4,875	4,875
[6,7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/7/21	14,475	14,475
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	12/1/21	1,715	1,715
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	3,750	3,750
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/22	250	257

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,050	1,086
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/22	375	392
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	665	715
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/23	275	300
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/24	800	896
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/24	355	403
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	11,820	12,225
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	10/1/22	500	522
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/24	395	432
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,365	1,528
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,150	2,407
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,445	3,857
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,000	3,363
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,660	5,217
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,575	5,122
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,200	4,708
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,790	4,248
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,500	2,799
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,075	2,326
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	355	403
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	325	369
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	750	851
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,310	1,486
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	700	794
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,040	1,180
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,100	1,248
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,690	1,918
California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/22	2,515	2,570
California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,336

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,392
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	2,068
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,311
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	4,067
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,402
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,939
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,371
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	975
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,900
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,949
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,591
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	2,045
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,334
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	3,571
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	3,563
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	3,554
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,666
[6,7]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.460%	12/2/21	8,000	8,000
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/22	200	209
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/23	400	437
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/24	500	569
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	1,660	1,889
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	900	1,024
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,851
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	1,500	1,714
	Campbell Union High School District GO, Prere.	4.000%	8/1/26	5,000	5,798
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,125	2,562
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,500	3,014
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	4,095	4,937
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	5,460	6,583
	Campbell Union School District GO	4.250%	8/1/43	2,625	2,869
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	6,085
	Carlsbad Unified School District GO	6.125%	8/1/31	145	201

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carlsbad Unified School District GO	4.000%	5/1/32	575	668
	Carlsbad Unified School District GO	4.000%	5/1/33	720	835
	Carlsbad Unified School District GO	3.000%	8/1/33	300	340
	Carlsbad Unified School District GO	4.000%	5/1/34	685	794
	Carlsbad Unified School District GO	3.000%	8/1/34	500	565
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,210
	Carlsbad Unified School District GO	3.000%	8/1/35	500	562
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,293
	Carlsbad Unified School District GO	3.000%	8/1/36	500	559
	Carlsbad Unified School District GO	3.000%	8/1/37	1,295	1,410
	Carlsbad Unified School District GO	3.000%	8/1/37	600	666
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,537
	Carlsbad Unified School District GO	3.000%	8/1/38	600	663
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,676
	Carlsbad Unified School District GO	3.000%	8/1/39	700	771
	Carlsbad Unified School District GO	3.000%	8/1/40	600	657
	Carlsbad Unified School District GO	3.000%	8/1/41	750	819
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/22	145	149
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/23	215	231
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/24	160	179
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	145
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/26	150	179
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	277
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	322
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	322
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	394
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	392
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	391
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	456
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,130	1,173
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,170	1,270
[2]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22	600	624
	Castro Valley Unified School District GO	4.000%	8/1/33	750	867
	Castro Valley Unified School District GO	4.000%	8/1/34	750	865
	Castro Valley Unified School District GO	4.000%	8/1/35	390	449
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/22	100	102
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/24	100	108
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	139
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	141
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	449
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	122
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	496
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	357
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	446

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,160
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	1,220	1,451
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	468
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/22	200	204
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/23	225	237
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/24	325	352
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	332
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	339
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	344
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	290
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	294
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	356
[2]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,720
[2]	Centinela Valley Union High School District GO	4.000%	8/1/31	1,885	2,141
[2]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,802
[2]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,595
[2]	Centinela Valley Union High School District GO	4.000%	8/1/34	5,465	6,166
[1]	Centinela Valley Union High School District GO	4.000%	8/1/41	2,450	2,731
	Central Unified School District GO	0.000%	8/1/33	300	237
	Central Unified School District GO	0.000%	8/1/34	300	230
	Central Unified School District GO	0.000%	8/1/35	300	224
	Central Unified School District GO	0.000%	8/1/36	235	170
	Central Unified School District GO	0.000%	8/1/37	500	351
	Cerritos Community College District GO	0.000%	8/1/22	500	499
	Cerritos Community College District GO	0.000%	8/1/23	500	496
	Cerritos Community College District GO	4.000%	8/1/30	3,480	3,797
	Cerritos Community College District GO	4.000%	8/1/32	2,260	2,464
	Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	1,120
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	285	327
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	575	676
	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,350	1,504
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	9,950	11,417
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	625	734
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,480	1,641
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	727
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,291
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	1,500	1,642

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	3,264
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	2,525	2,723
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	7,500	8,088
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	7,500	8,088
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	13,000	14,020
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	1,075	1,159
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	2,125	2,292
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	150	168
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	4,700	5,251
	Chaffey Joint Union High School District GO	0.000%	8/1/22	500	499
	Chaffey Joint Union High School District GO	0.000%	8/1/23	600	595
	Chaffey Joint Union High School District GO	0.000%	8/1/24	500	492
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	628
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,316
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	350
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,683
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	780
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	807
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	456
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	702
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	484
	Chico CA Sewer Revenue	5.000%	12/1/25	500	588
	Chico CA Sewer Revenue	5.000%	12/1/26	415	503
	Chico CA Sewer Revenue	5.000%	12/1/27	450	560
	Chico CA Sewer Revenue	5.000%	12/1/28	590	752
	Chico CA Sewer Revenue	5.000%	12/1/29	435	563
	Chico Unified School District GO	4.000%	8/1/22	515	528
	Chico Unified School District GO	4.000%	8/1/28	300	362
	Chico Unified School District GO	5.000%	8/1/29	210	244
	Chico Unified School District GO	4.000%	8/1/30	300	366
	Chico Unified School District GO	5.000%	8/1/30	330	384
	Chico Unified School District GO	5.000%	8/1/31	425	494
	Chico Unified School District GO	4.000%	8/1/32	280	338
	Chico Unified School District GO	5.000%	8/1/32	385	447
	Chico Unified School District GO	4.000%	8/1/33	300	362
	Chico Unified School District GO	5.000%	8/1/33	750	870
	Chico Unified School District GO	4.000%	8/1/34	500	601
	Chico Unified School District GO	3.000%	8/1/36	855	934
	Chico Unified School District GO	4.000%	8/1/36	2,025	2,261
	Chico Unified School District GO	3.000%	8/1/37	750	818
	Chico Unified School District GO	4.000%	8/1/37	2,200	2,455
	Chico Unified School District GO	3.000%	8/1/38	900	979
	Chico Unified School District GO	3.000%	8/1/39	765	825
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,619
	Chico Unified School District GO	4.000%	8/1/41	1,095	1,297
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/24	675	754
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,155
[1]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,335
[1]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,305
	Chino Valley Unified School District GO	5.000%	8/1/33	100	131
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	2,156
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,664
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	2,615	2,829
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.250%	9/1/24	3,225	3,498

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/25	3,495	3,802
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/26	3,685	4,005
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,053
[10]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	1,000	1,041
[10]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	3,150	3,281
[1]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,341
[1]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,231
[1]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,680
[1]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	2,167
[1]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,216
[1]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,214
[1]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,633
[1]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,533
[4]	Clovis Unified School District GO	0.000%	8/1/26	450	432
[4]	Clovis Unified School District GO	0.000%	8/1/28	3,250	2,994
[4]	Clovis Unified School District GO	0.000%	8/1/30	12,330	10,807
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,284
	Clovis Unified School District GO	0.000%	8/1/33	2,700	2,027
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,447
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,912
[6]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	5,000	4,528
	Coachella Valley Water District COP	4.000%	8/1/38	1,505	1,828
	Coachella Valley Water District COP	4.000%	8/1/39	1,595	1,933
	Coachella Valley Water District COP	4.000%	8/1/40	1,150	1,386
	Coachella Valley Water District COP	4.000%	8/1/41	1,700	2,044
	Coast Community College District GO	3.000%	8/1/38	2,500	2,740
	Coast Community College District GO, Prere.	0.000%	8/1/25	8,000	5,576
	Coast Community College District GO, Prere.	4.000%	8/15/25	15	17
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,499
	Coast Community College District GO, Prere.	5.000%	8/15/25	55	64
[2]	Colton Joint Unified School District GO	5.000%	8/1/23	785	845
[1]	Colton Joint Unified School District GO	4.000%	8/1/34	940	1,061
[1]	Colton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	1,215	1,252
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/22	335	345
[2]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	605	650
[2]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,881
[1]	Compton CA Unified School District COP	4.000%	6/1/22	150	153
[1]	Compton CA Unified School District COP	4.000%	6/1/23	215	226
[1]	Compton CA Unified School District COP	4.000%	6/1/24	345	374
[1]	Compton CA Unified School District COP	5.000%	6/1/25	405	466
[1]	Compton CA Unified School District COP	5.000%	6/1/26	475	563
[1]	Compton CA Unified School District COP	5.000%	6/1/27	555	676
[1]	Compton CA Unified School District COP	5.000%	6/1/28	335	405
[1]	Compton CA Unified School District COP	5.000%	6/1/29	275	332
[1]	Compton CA Unified School District COP	5.000%	6/1/31	270	324
[1]	Compton CA Unified School District COP	5.000%	6/1/32	530	634
[1]	Compton CA Unified School District COP	4.000%	6/1/33	250	285
[1]	Compton CA Unified School District COP	4.000%	6/1/34	325	370
[1]	Compton CA Unified School District COP	4.000%	6/1/35	400	455

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Compton CA Unified School District COP	4.000%	6/1/36	400	455
[1]	Compton CA Unified School District COP	4.000%	6/1/38	550	625
[1]	Compton CA Unified School District COP	4.000%	6/1/39	575	652
[1]	Compton CA Unified School District GO	5.000%	6/1/25	785	902
[1]	Compton CA Unified School District GO	5.000%	6/1/26	835	990
[1]	Compton CA Unified School District GO	5.000%	6/1/27	755	920
[1]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,388
[1]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,214
[1]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,530
[1]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,370
[1]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,288
[1]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	770
[1]	Compton Community College District GO, Prere.	5.000%	8/1/25	1,000	1,165
[2]	Conejo Valley Unified School District GO	0.000%	8/1/22	2,750	2,744
[2]	Conejo Valley Unified School District GO	0.000%	8/1/23	2,500	2,478
[2]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,945
[2]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,234
[2]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,204
[2]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,617
[2]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,903
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	5,506
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,528
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	1,221
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	1,104
	Contra Costa Community College District GO	4.000%	8/1/39	2,865	3,111
	Contra Costa Community College District GO, Prere.	4.000%	8/1/22	2,350	2,410
	Contra Costa Community College District GO, Prere.	5.000%	8/1/22	1,000	1,032
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,238
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,317
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,981
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/40	4,435	5,397
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	2,179
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/22	600	614
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/23	2,410	2,580
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,440
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,595
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,442
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	6,060	7,352
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	100	114
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,866
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,600	1,696
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,800	1,908
	Contra Costa Water District Water Revenue	5.000%	10/1/32	725	994
	Contra Costa Water District Water Revenue	5.000%	10/1/33	500	683
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	1,230
[11]	Corona-Norco Unified School District GO	0.000%	8/1/22	1,700	1,696
[11]	Corona-Norco Unified School District GO	0.000%	8/1/23	1,000	992
[11]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,285
[11]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,460
[11]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,403
[11]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,181

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corona-Norco Unified School District GO	5.000%	8/1/32	200	250
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,873
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,276
	Corona-Norco Unified School District GO	5.000%	8/1/33	350	438
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,271
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,407
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	412
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	588
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	792
	Corona-Norco Unified School District GO	4.000%	8/1/38	800	936
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, ETM	5.000%	9/1/23	500	541
	Corona-Norco Unified School District Special Tax Revenue, ETM	5.000%	9/1/23	1,145	1,240
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,325	1,434
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	2,525	2,733
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,000	1,083
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,590	1,721
[1,6,7]	Cotati-Rohnert Park Unified School District GO TOB VRDO	0.090%	12/2/21	1,305	1,305
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,000	2,159
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,250	2,429
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	5,620	5,411
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	15,300	14,286
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	5,875	5,293
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	16,405	15,140
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	10,000	9,966
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	2,238
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/24	600	676
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/25	300	350
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/28	440	559
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/29	205	267
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/32	515	696
	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/33	360	448
[6,7]	Culver City CA Unified School District GO TOB VRDO	0.030%	12/1/21	16,770	16,770
	Cupertino CA COP	4.000%	6/1/25	700	785
	Cupertino CA COP	4.000%	6/1/28	700	838
	Cupertino CA COP	4.000%	6/1/30	865	1,064
	Cupertino Union School District GO	5.000%	8/1/32	480	572
	Cupertino Union School District GO	5.000%	8/1/33	555	660
	Cupertino Union School District GO	5.000%	8/1/34	245	291
	Cupertino Union School District GO, Prere.	5.000%	8/1/23	2,835	3,060
	Cupertino Union School District GO, Prere.	5.000%	8/1/24	100	112

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,660
[1]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,653
[1]	Davis Joint Unified School District GO	3.000%	8/1/34	5,555	6,028
[1]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,952
[1]	Davis Joint Unified School District GO	3.000%	8/1/36	6,630	7,148
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,671
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,561
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/27	1,835	1,938
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/29	410	431
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	2,210	2,331
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,455	2,636
	Desert Community College District GO	4.000%	8/1/33	700	862
[9]	Desert Community College District GO	4.000%	8/1/37	300	348
[9]	Desert Community College District GO	4.000%	8/1/39	500	579
[9]	Desert Community College District GO	4.000%	8/1/41	1,090	1,258
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,223
	Desert Sands Unified School District GO	4.000%	8/1/36	1,440	1,663
	Desert Sands Unified School District GO	4.000%	8/1/37	1,500	1,731
	Desert Sands Unified School District GO	4.000%	8/1/38	1,500	1,730
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	110
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	190
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	198
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	235
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	150
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	147
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	495
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	232
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	462
	Dublin CA Special Tax Revenue	3.000%	9/1/24	235	247
	Dublin CA Special Tax Revenue	3.000%	9/1/26	300	319
	Dublin CA Special Tax Revenue	4.000%	9/1/28	240	273
	Dublin CA Special Tax Revenue	4.000%	9/1/30	305	346
	Dublin CA Special Tax Revenue	4.000%	9/1/31	135	153
	Dublin CA Special Tax Revenue	3.000%	9/1/33	595	626
	Dublin CA Special Tax Revenue	2.375%	9/1/35	590	578
	Dublin CA Special Tax Revenue	2.375%	9/1/36	735	717
	Dublin CA Special Tax Revenue	2.375%	9/1/37	785	763
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/26	425	511
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,229
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,596
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	1,104
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	821
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,842
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,344
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	9,731
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	6,820	7,911
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	3,975	4,587
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	4,015	4,630
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	2,136
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	10,026
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,700
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	9,909
	East Bay Regional Park District GO	5.000%	9/1/28	385	387

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	East Side Union High School District GO	5.000%	8/1/22	1,500	1,548
[1]	East Side Union High School District GO	5.000%	8/1/24	1,005	1,130
[1]	East Side Union High School District GO	5.000%	8/1/25	1,150	1,344
[2]	East Side Union High School District GO	0.000%	8/1/27	300	280
[1]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,425
	East Side Union High School District GO	2.000%	8/1/28	7,260	7,759
	East Side Union High School District GO	2.000%	8/1/29	7,880	8,375
[2]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,657
	East Side Union High School District GO	5.000%	8/1/29	6,070	6,529
	East Side Union High School District GO	2.000%	8/1/30	6,640	6,964
[2]	East Side Union High School District GO	3.000%	8/1/30	7,255	8,007
	East Side Union High School District GO	2.000%	8/1/31	6,970	7,231
[2]	East Side Union High School District GO	3.000%	8/1/31	7,945	8,707
	East Side Union High School District GO	2.000%	8/1/32	7,320	7,533
[2]	East Side Union High School District GO	3.000%	8/1/32	3,000	3,282
[2]	East Side Union High School District GO	3.000%	8/1/33	3,000	3,278
	East Side Union High School District GO	4.000%	8/1/33	1,425	1,615
	East Side Union High School District GO	3.750%	8/1/35	250	266
[2]	East Side Union High School District GO	3.000%	8/1/36	6,945	7,559
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/27	300	372
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,700	3,216
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	300	390
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,655	3,154
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	395	525
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/31	5,055	6,000
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	5,195	6,162
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	5,000	5,923
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/36	1,965	2,592
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	500	571
	Eastern Municipal Water District Water Revenue	5.000%	7/1/22	1,045	1,074
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,263
	Eastern Municipal Water District Water Revenue	5.000%	7/1/27	2,455	2,951
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	2,270
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	4,380
	Eastern Municipal Water District Water Revenue	5.000%	7/1/31	2,835	3,392
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	3,083
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	4,541
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,919
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,748
	Eastern Municipal Water District Water Revenue VRDO	0.020%	12/1/21	13,695	13,695
	El Camino Community College District Foundation GO	0.000%	8/1/29	8,110	7,326
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	8,424
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,883
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,322
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,501
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	2,032

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	708
	El Dorado Irrigation District COP	5.000%	3/1/31	445	581
	El Dorado Irrigation District COP	5.000%	3/1/32	340	443
	El Dorado Irrigation District COP	5.000%	3/1/33	325	423
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	8,460	9,357
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,500	1,659
[2]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,682
[2]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,788
	El Monte Union High School District GO	4.000%	6/1/31	100	116
	El Monte Union High School District GO	4.000%	6/1/32	185	214
	El Monte Union High School District GO	4.000%	6/1/33	285	329
	El Monte Union High School District GO	4.000%	6/1/34	345	398
	El Monte Union High School District GO	4.000%	6/1/35	400	460
	El Monte Union High School District GO	4.000%	6/1/36	705	811
	El Monte Union High School District GO	4.000%	6/1/37	810	931
	El Monte Union High School District GO	4.000%	6/1/38	725	832
	El Monte Union High School District GO	4.000%	6/1/39	1,030	1,181
	El Monte Union High School District GO	4.000%	6/1/40	1,515	1,736
	El Monte Union High School District GO	4.000%	6/1/41	1,740	1,992
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/22	425	440
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,321
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,603
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	4,328
[1]	Elk Grove Unified School District COP	3.000%	2/1/37	700	732
	Elk Grove Unified School District GO	5.000%	8/1/28	3,935	5,004
	Elk Grove Unified School District GO	5.000%	8/1/29	4,000	5,208
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,952
	Elk Grove Unified School District GO	4.000%	8/1/31	4,160	5,157
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,314
[6,7]	Elk Grove Unified School District GO TOB VRDO	0.030%	12/1/21	5,490	5,490
	Encinitas CA Special Tax Revenue, Prere.	5.000%	9/1/22	965	1,000
	Encinitas CA Special Tax Revenue, Prere.	5.000%	9/1/22	770	798
	Escondido CA GO	5.000%	9/1/22	765	793
	Escondido CA GO	5.000%	9/1/23	2,030	2,198
	Escondido CA GO	5.000%	9/1/25	1,000	1,167
[11]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,628
[11]	Evergreen School District GO	0.000%	8/1/26	2,200	2,120
	Evergreen School District GO	4.000%	8/1/34	1,070	1,195
	Evergreen School District GO	4.000%	8/1/35	335	394
	Evergreen School District GO	4.000%	8/1/36	1,870	2,081
	Evergreen School District GO	4.000%	8/1/37	1,050	1,230
[11]	Fairfield CA COP	0.000%	4/1/34	940	741
[9]	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	545	631
[9]	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,312
[9]	Fairfield-Suisun Unified School District GO	4.000%	8/1/28	1,750	2,039
	Fairfield-Suisun Unified School District GO	4.000%	8/1/33	3,015	3,444
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	5,284
	Fairfield-Suisun Unified School District GO	4.000%	8/1/34	3,290	3,754
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	5,553
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	5,780
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	6,052
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	7,752	8,805
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	4,795	5,252

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,335	14,981
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,856	16,914
	Folsom Ranch Financing Authority Special Tax Revenue	3.000%	9/1/22	100	102
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	109
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	84
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,142
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	169
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	193
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	113
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	113
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	112
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	2,159
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	129
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/35	185	207
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/36	200	224
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/37	215	241
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/38	230	257
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/39	165	184
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	170	190
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/41	180	201
	Fontana CA Special Tax Revenue	3.000%	9/1/22	440	447
	Fontana CA Special Tax Revenue	3.000%	9/1/22	420	428
	Fontana CA Special Tax Revenue	3.000%	9/1/23	205	212
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	489
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	266
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	529
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	561
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	123
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,899
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	301
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,984
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	311
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	2,077
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	313
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	322
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	163
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	232
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	286
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	473
	Fontana CA Special Tax Revenue	4.000%	9/1/36	550	626
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	708
	Fontana CA Special Tax Revenue	4.000%	9/1/41	600	690
	Fontana CA Special Tax Revenue	4.000%	9/1/46	500	570
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,200	1,470
	Foothill-De Anza Community College District COP, Prere.	4.000%	10/1/24	500	552
[4,13]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	14,489
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	684
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/34	12,995	10,600
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	1,133
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,245	2,524
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	1,123
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	1,171
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	2,101

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	1,001
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,678
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	1,009
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/22	12,255	12,248
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/23	16,430	16,319
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	1,880	1,849
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	400
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	400	475
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	400	486
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	483
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	559
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	445	570
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,479
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,659
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	5,088	6,051
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	30,380	31,327
[2,10]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.300% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,276
[2,10]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.500% coupon rate effective 1/15/24	0.000%	1/15/31	1,000	1,193
[10]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.700% coupon rate effective 1/15/24	0.000%	1/15/25	2,130	2,189
[10]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.800% coupon rate effective 1/15/24	0.000%	1/15/26	3,000	3,212
[10]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.900% coupon rate effective 1/15/24	0.000%	1/15/27	5,000	5,563
	Foster City CA GO	4.000%	8/1/32	275	319
	Foster City CA GO	3.000%	8/1/33	500	547
	Foster City CA GO	3.000%	8/1/34	600	655
	Foster City CA GO	3.000%	8/1/35	635	692
	Foster City CA GO	4.000%	8/1/36	600	689
	Foster City CA GO	3.000%	8/1/38	950	1,026
	Foster City CA GO	3.000%	8/1/40	830	887
[2]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,350
[2]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,319
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/36	370	369
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/37	4,425	4,400
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/37	570	648
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/38	6,550	6,488
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/38	1,520	1,727
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/39	6,890	6,795
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	1,070	1,175
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	1,415	1,554
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	1,790	1,966

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	2,195	2,410
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	2,630	2,888
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	3,105	3,410
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,432
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/38	2,945	3,505
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,091
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,271
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/22	540	548
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	2,610	2,765
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	1,710	1,882
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/25	1,600	1,823
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/26	1,650	1,939
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/27	1,315	1,588
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/28	1,495	1,798
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,025	1,229
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/30	745	891
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	3,045	3,634
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/32	1,500	1,787
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/34	2,460	2,928
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/36	2,055	2,439
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/37	1,200	1,422
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/22	225	228
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/23	395	418
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/24	415	455
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	435	496
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	455	535
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/27	380	459
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	400	495
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	400	506
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	430	555
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	455	582
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	485	610

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	628
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	593
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	651
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	653
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	769
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	685
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	722
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	640
	Fresno Unified School District GO	4.000%	8/1/28	385	462
	Fresno Unified School District GO	4.000%	8/1/29	550	657
	Fresno Unified School District GO	4.000%	8/1/30	570	678
	Fresno Unified School District GO	4.000%	8/1/31	485	576
	Fresno Unified School District GO	4.000%	8/1/32	385	456
	Fresno Unified School District GO	3.000%	8/1/33	1,000	1,108
	Fresno Unified School District GO	4.000%	8/1/33	565	669
	Fresno Unified School District GO	3.000%	8/1/34	1,815	2,001
	Fresno Unified School District GO	4.000%	8/1/34	450	532
	Fresno Unified School District GO	3.000%	8/1/35	985	1,079
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,753
	Fresno Unified School District GO	4.000%	8/1/36	670	798
	Fresno Unified School District GO	3.000%	8/1/37	1,125	1,221
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,365
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,186
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,912
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,912
	Fresno Unified School District GO	4.000%	8/1/41	1,955	2,306
[6,7]	Fresno Unified School District GO TOB VRDO	0.120%	12/2/21	2,545	2,545
	Fullerton Community Facilities District No. 1 Special Tax Revenue, Prere.	5.000%	9/1/22	1,000	1,036
	Fullerton Community Facilities District No. 1 Special Tax Revenue, Prere.	5.000%	9/1/22	1,600	1,657
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,688
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,750
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,775
	Garden Grove Unified School District GO, Prere.	5.000%	8/1/23	3,650	3,939
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	4,847
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	1,113
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,510
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,634
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,757
[6,7]	Gilroy CA Public Facilities Financing Authority Wastewater Lease (Non-Terminable) Revenue TOB VRDO	0.120%	12/2/21	5,780	5,780
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	2,400	2,590
	Gilroy Unified School District GO	4.000%	8/1/37	400	474
	Gilroy Unified School District GO	4.000%	8/1/38	485	574

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilroy Unified School District GO	4.000%	8/1/39	350	414
	Gilroy Unified School District GO	4.000%	8/1/40	750	885
	Gilroy Unified School District GO	4.000%	8/1/41	400	471
	Glendale CA Community College District GO	0.000%	8/1/24	235	231
	Glendale CA Community College District GO	0.000%	8/1/25	365	353
	Glendale CA Community College District GO	0.000%	8/1/26	360	343
	Glendale CA Community College District GO	0.000%	8/1/27	515	481
	Glendale CA Community College District GO	0.000%	8/1/28	780	712
	Glendale CA Community College District GO	0.000%	8/1/29	570	507
	Glendale CA Community College District GO	0.000%	8/1/30	910	787
	Glendale CA Community College District GO	0.000%	8/1/31	900	751
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	810
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,408
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	6,988
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	15,754
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/22	1,575	1,634
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/23	2,340	2,505
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/24	1,605	1,818
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,670	3,755
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	8,000	8,550
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	11,505	12,800
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	8,570	9,872
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	23,795	28,268
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	24,625	30,042
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,285	6,397
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	9,545	11,487
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	19,835	24,425
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,700	5,744
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	6,195	7,551
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	7,375	8,541
[6,7]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	0.120%	12/2/21	36,795	36,795
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/22	10,075	10,318
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/24	4,800	4,746
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,451
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	10,221
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	9,575	10,253

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	4,765	5,103
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	3.250%	6/1/25	250	274
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	4.000%	6/1/25	5,180	5,819
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	4.000%	6/1/25	1,170	1,314
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	9,760	11,302
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,260	3,775
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	4,279
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	455	527
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	345	399
	Grossmont Healthcare District GO	4.000%	7/15/40	40,000	44,320
	Grossmont Union High School District GO	5.000%	8/1/22	1,275	1,316
[2]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,369
[2]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,872
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,381
[2]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,477
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,940
[2]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,426
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	6,230
[4]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	18,060
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	11,184
	Grossmont Union High School District GO	4.000%	8/1/43	3,750	4,351
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	13,590
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	20,021
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/34	505	634
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/35	500	627
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,441
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,469
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	369
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,686
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	700
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	762
[2]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,648
[2]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	2,974
[2]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,760
[2]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,750
	Hartnell CA Community College District GO	5.000%	8/1/22	525	542
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	691
	Hartnell CA Community College District GO	4.000%	8/1/37	600	703
	Hartnell CA Community College District GO	3.000%	8/1/38	380	412
	Hartnell CA Community College District GO	3.000%	8/1/39	915	991
	Hartnell CA Community College District GO	3.000%	8/1/40	525	567
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,355
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,407
[2]	Hayward Unified School District GO	0.000%	8/1/26	640	611
[2]	Hayward Unified School District GO	5.000%	8/1/33	850	1,090
[2]	Hayward Unified School District GO	0.000%	8/1/34	150	118

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Hayward Unified School District GO	4.000%	8/1/35	1,830	2,150
[1]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,801
[2]	Hayward Unified School District GO	4.000%	8/1/36	995	1,189
[1]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,587
[2]	Hayward Unified School District GO	4.000%	8/1/37	815	972
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,918
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,830
[2]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,740
[2]	Hayward Unified School District GO	4.000%	8/1/40	4,435	5,246
[2]	Hayward Unified School District GO	4.000%	8/1/40	500	536
[2,6,7]	Hayward Unified School District GO TOB VRDO	0.080%	12/7/21	6,560	6,560
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,465	3,892
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,240	4,762
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,045	3,420
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,930	5,537
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	1,500	1,685
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	1,700	1,909
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	6,130	6,885
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/22	500	516
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23	500	537
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	684
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	435
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	1,064
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,397
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	612
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	645
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	400
[2]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,332
[2]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,441
[2]	Hemet Unified School District GO	3.000%	8/1/34	1,330	1,456
[2]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,674
[2]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,805
[2]	Hemet Unified School District GO	3.000%	8/1/38	1,925	2,080
[2]	Hemet Unified School District GO	3.000%	8/1/40	2,220	2,382
[2]	Hemet Unified School District GO	3.000%	8/1/41	2,380	2,545
[1]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/29	1,480	1,657
[1]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,120
[1]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/28	1,235	1,383
[4]	Huntington Beach Union High School District GO	0.000%	8/1/31	1,000	850
[4]	Huntington Beach Union High School District GO	0.000%	8/1/33	625	507
[2,13]	Huntington Beach Union High School District GO	0.000%	8/1/34	720	571
[1]	Imperial Community College District GO	0.000%	8/1/22	175	175
[1]	Imperial Community College District GO	0.000%	8/1/23	250	248

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Imperial Community College District GO	0.000%	8/1/24	500	490
[1]	Imperial Community College District GO	0.000%	8/1/25	725	700
[1]	Imperial Community College District GO	0.000%	8/1/26	1,005	954
[1]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,447
[1]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,661
[1]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,689
[4]	Imperial Community College District GO	0.000%	8/1/30	330	284
[11]	Imperial Community College District GO	0.000%	8/1/33	1,210	968
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	525	548
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	1,250	1,305
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/25	1,310	1,537
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/26	2,265	2,740
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/27	500	594
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	729
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,922
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/33	3,000	3,502
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/22	155	158
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/23	180	188
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/24	200	215
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/25	170	187
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/26	185	207
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/27	185	211
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/28	270	312
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/29	305	357
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/30	285	337
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/31	220	263
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/36	600	709
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/41	1,045	1,221
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,195	1,238
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	750	810
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	803
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/22	405	413
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/23	1,130	1,204
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,839
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	608
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,471

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,232
[1]	Inglewood Unified School District GO	4.000%	8/1/22	1,100	1,128
[1]	Inglewood Unified School District GO	4.000%	8/1/23	450	477
[1]	Inglewood Unified School District GO	4.000%	8/1/24	250	273
[1]	Inglewood Unified School District GO	4.000%	8/1/25	300	337
[1]	Inglewood Unified School District GO	4.000%	8/1/27	250	293
[1]	Inglewood Unified School District GO	5.000%	8/1/28	325	398
[1]	Inglewood Unified School District GO	5.000%	8/1/29	350	426
[1]	Inglewood Unified School District GO	5.000%	8/1/30	400	486
[1]	Inglewood Unified School District GO	5.000%	8/1/33	500	605
[1]	Inglewood Unified School District GO	5.000%	8/1/34	600	726
[1]	Inglewood Unified School District GO	4.000%	8/1/35	500	565
[1]	Inglewood Unified School District GO	4.000%	8/1/37	260	293
[1]	Inglewood Unified School District GO	4.000%	8/1/38	505	568
[1]	Inglewood Unified School District GO	4.000%	8/1/39	750	843
	Irvine CA	4.000%	9/2/22	220	226
	Irvine CA	5.000%	9/2/22	1,125	1,165
	Irvine CA	5.000%	9/2/22	650	673
	Irvine CA	5.000%	9/2/22	1,000	1,036
	Irvine CA	5.000%	9/2/23	200	216
	Irvine CA	5.000%	9/2/23	400	414
	Irvine CA	5.000%	9/2/23	800	865
	Irvine CA	5.000%	9/2/24	200	225
	Irvine CA	5.000%	9/2/24	850	956
	Irvine CA	5.000%	9/2/25	250	291
	Irvine CA	5.000%	9/2/25	450	525
	Irvine CA	4.000%	9/2/26	500	577
	Irvine CA	5.000%	9/2/26	300	361
	Irvine CA	5.000%	9/2/26	800	929
	Irvine CA	5.000%	9/2/27	375	464
	Irvine CA	4.000%	9/2/28	1,425	1,706
	Irvine CA	5.000%	9/2/28	520	660
	Irvine CA	5.000%	9/2/29	500	648
[1]	Irvine CA	4.000%	9/2/30	1,300	1,603
	Irvine CA	5.000%	9/2/30	330	425
[1]	Irvine CA	4.000%	9/2/32	1,000	1,248
[1]	Irvine CA	4.000%	9/2/33	275	342
[1]	Irvine CA	4.000%	9/2/34	565	701
[1]	Irvine CA	4.000%	9/2/35	400	495
[1]	Irvine CA	4.000%	9/2/36	250	308
[1]	Irvine CA	4.000%	9/2/37	275	338
[1]	Irvine CA	4.000%	9/2/38	350	429
[1]	Irvine CA	4.000%	9/2/39	500	611
[1]	Irvine CA	4.000%	9/2/41	1,000	1,217
[7]	Irvine CA Special Assessment Revenue VRDO	0.020%	12/1/21	5,800	5,800
[7]	Irvine CA VRDO	0.020%	12/1/21	2,100	2,100
[7]	Irvine CA VRDO	0.020%	12/1/21	2,847	2,847
[7]	Irvine CA VRDO	0.020%	12/1/21	8,500	8,500
[7]	Irvine CA VRDO	0.030%	12/1/21	38,250	38,250
	Irvine Ranch Water District	5.000%	2/1/33	1,000	1,193
	Irvine Ranch Water District	5.000%	2/1/34	2,000	2,384
	Irvine Ranch Water District	5.000%	2/1/35	2,500	2,976
	Irvine Ranch Water District	5.000%	2/1/36	2,665	3,168
	Irvine Ranch Water District COP	5.000%	3/1/32	3,650	4,369

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irvine Ranch Water District COP	5.000%	3/1/33	2,790	3,326
	Irvine Ranch Water District COP	5.000%	3/1/34	1,300	1,547
	Irvine Ranch Water District COP	5.000%	3/1/36	1,000	1,187
[7]	Irvine Ranch Water District VRDO	0.020%	12/1/21	15,505	15,505
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/23	1,150	1,240
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,225	1,372
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,300	1,553
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	184
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	640
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	463
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	464
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	256
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	241
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	446
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	541
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	631
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,090	1,309
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	300
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	519
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	611
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	315
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	419
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	333
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	565	661
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	321
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	291
[1]	Jefferson Union High School District COP	4.000%	8/1/23	150	159
[1]	Jefferson Union High School District COP	4.000%	8/1/29	90	109
[1]	Jefferson Union High School District COP	4.000%	8/1/30	100	123
[1]	Jefferson Union High School District COP	4.000%	8/1/31	150	183
[1]	Jefferson Union High School District COP	4.000%	8/1/32	100	122
[1]	Jefferson Union High School District COP	4.000%	8/1/33	150	182
[1]	Jefferson Union High School District COP	4.000%	8/1/34	100	120
[1]	Jefferson Union High School District COP	4.000%	8/1/35	355	425
[1]	Jefferson Union High School District COP	4.000%	8/1/36	640	764
[1]	Jefferson Union High School District COP	4.000%	8/1/40	1,025	1,207
[1]	Jefferson Union High School District GO	5.000%	8/1/22	700	723
[1]	Jefferson Union High School District GO	5.000%	8/1/24	875	984
	Jefferson Union High School District GO	4.000%	8/1/33	200	234
	Jefferson Union High School District GO	4.000%	8/1/34	125	146
	Jefferson Union High School District GO	3.000%	8/1/35	150	161
	Jefferson Union High School District GO	3.000%	8/1/36	250	268
	Jefferson Union High School District GO	3.000%	8/1/37	275	294
	Jefferson Union High School District GO	4.000%	8/1/38	365	423
	Jefferson Union High School District GO	4.000%	8/1/39	400	462
	Jefferson Union High School District GO	4.000%	8/1/40	300	346
	Jurupa Community Services District Special Tax Revenue	3.000%	9/1/23	150	156
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	162
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	221
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	115
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	115
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	114
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/35	170	194
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/37	370	421
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/39	135	153

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/40	140	159
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/45	1,000	1,126
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	1,535	1,587
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	800	827
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,365	1,471
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	725	782
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	620	693
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	790	885
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,992
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	428
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,145
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	2,002
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	2,198
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	715
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,950	4,041
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	5,449
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	185	204
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,115	3,425
[1]	Kern Community College District COP	3.000%	6/1/33	500	533
[4]	Kern Community College District GO	0.000%	11/1/27	7,375	6,926
	Kern Community College District GO	4.000%	8/1/31	520	636
	Kern Community College District GO	4.000%	8/1/32	445	542
	Kern Community College District GO	4.000%	8/1/33	635	772
	La Canada Unified School District GO	4.000%	8/1/22	275	282
	La Canada Unified School District GO	4.000%	8/1/33	510	610
	La Canada Unified School District GO	4.000%	8/1/38	1,030	1,223
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	176
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	233
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	262
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/32	270	313
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/33	350	406
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/34	350	405
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	283
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	289
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/37	370	427
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/38	425	489
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/39	905	1,045
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/40	1,035	1,194
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/41	1,220	1,404
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), ETM	5.000%	9/1/23	750	812
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	4.000%	9/1/23	50	53
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,250	1,353
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,250	1,353

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,500	1,623
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	6,595	7,137
[2]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	5,200	5,627
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,140	1,285
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,000	1,127
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,535	1,730
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,050	1,183
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	25	28
	La Verne CA COP, Prere.	5.000%	5/15/22	300	309
	La Verne CA COP, Prere.	5.000%	5/15/22	310	320
	La Verne CA COP, Prere.	5.000%	5/15/22	550	567
	La Verne CA COP, Prere.	5.000%	5/15/22	750	774
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/22	590	606
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/23	435	468
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	487
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	695
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,556
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,393
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	953
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	2,094
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	1,066
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,180
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,411
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/23	2,190	2,369
	Liberty Union High School District GO	4.000%	8/1/30	750	873
	Liberty Union High School District GO	4.000%	8/1/31	565	654
	Liberty Union High School District GO	4.000%	8/1/32	250	295
	Liberty Union High School District GO	3.000%	8/1/35	670	739
	Liberty Union High School District GO	3.000%	8/1/36	750	825
	Liberty Union High School District GO	3.000%	8/1/37	825	903
	Liberty Union High School District GO	3.000%	8/1/38	900	980

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Liberty Union High School District GO	3.000%	8/1/39	1,000	1,085
	Liberty Union High School District GO	3.000%	8/1/40	1,000	1,084
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,806
	Lincoln CA Special Tax Revenue	4.000%	9/1/22	450	462
	Lincoln CA Special Tax Revenue	4.000%	9/1/23	450	478
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	600	656
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	638
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,189
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,269
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,586
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,545	3,159
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,310	4,088
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,410	4,194
[2]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,485	2,710
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,991
[2]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,503
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/22	1,075	1,110
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/24	1,240	1,391
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,372
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	496
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	114
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	398
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	751
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	230	275
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	388
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	577
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	622
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/29	525	644
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/31	575	704
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/32	720	880
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/33	700	855
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/35	600	732
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/24	1,080	1,154
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,242
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	885
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	701
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	564
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	432
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	727
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	497
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	299
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	254
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	789
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	879

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	1,074
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,809
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,339
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,923
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	1,250
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	1,023
	Lodi CA Unified School District GO	4.000%	8/1/37	2,700	3,128
[6,7]	Lodi CA Unified School District GO TOB VRDO	0.080%	12/2/21	8,100	8,100
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	1,000	1,036
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/25	1,335	1,551
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	1,330	1,674
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	700	875
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/22	260	272
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	9,100
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	175
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	2,025	2,685
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,345	4,601
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,965	2,723
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	11,815	17,536
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.410%	1.494%	11/15/25	16,845	17,427
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	1.514%	11/15/26	10,025	10,401
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/33	1,035	1,184
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/34	2,000	2,287
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	3,228
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,553
[2]	Long Beach Community College District GO	0.000%	6/1/29	5,420	4,863
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,444
	Long Beach Community College District GO	4.000%	8/1/33	760	890
	Long Beach Community College District GO	4.000%	8/1/33	400	476
	Long Beach Community College District GO	4.000%	8/1/34	600	702
	Long Beach Community College District GO	4.000%	8/1/35	705	836
	Long Beach Community College District GO	3.000%	8/1/37	2,860	3,121
	Long Beach Community College District GO	3.000%	8/1/38	3,160	3,423
	Long Beach Community College District GO	3.000%	8/1/39	3,395	3,653
	Long Beach Community College District GO	3.000%	8/1/39	1,115	1,224
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,641
	Long Beach Community College District GO	3.000%	8/1/41	2,460	2,685
[2]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	877
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/24	235	257
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	169
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	173
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	177
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	244

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	247
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	282
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	455
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	422
[2]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	478
[2]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	513
[11]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,546
[11]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,382
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,215
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,212
	Long Beach Unified School District GO	3.000%	8/1/34	550	611
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,259
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	2,286
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	3,069
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	3,339
	Los Angeles CA Community College District GO	5.000%	8/1/22	3,155	3,257
	Los Angeles CA Community College District GO	5.000%	8/1/25	25	29
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	10,054
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,255
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	4,097
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,753
	Los Angeles CA Community College District GO	4.000%	8/1/35	14,160	16,310
	Los Angeles CA Community College District GO	4.000%	8/1/36	4,915	5,739
	Los Angeles CA Community College District GO	4.000%	8/1/36	10,020	11,538
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	10,575
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,050	1,209
	Los Angeles CA Community College District GO	4.000%	8/1/37	10,000	11,471
	Los Angeles CA Community College District GO	4.000%	8/1/37	6,515	7,603
	Los Angeles CA Community College District GO	4.000%	8/1/38	24,385	27,978
	Los Angeles CA Community College District GO	4.000%	8/1/38	320	367
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	768
	Los Angeles CA Community College District GO	4.000%	8/1/39	9,000	10,314
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	10,000	10,627
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	1,000	1,063
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	6,145	6,530
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	14,500	15,902
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	19,225	21,084
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,075	4,469
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,320	4,738
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	5,205	5,708
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,345	41,945
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	12,860	14,444
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,840	9,929
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,455	42,069
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/23	855	922
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,257
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/25	1,475	1,649

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/26	1,185	1,325
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	2,194
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	548
[1]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	644
	Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,621
	Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,125
	Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	13,366
	Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,618
	Los Angeles CA Unified School District GO	5.000%	7/1/23	3,860	4,150
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,185	7,725
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,905	7,424
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,275	7,822
	Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	9,850
	Los Angeles CA Unified School District GO	5.000%	7/1/24	8,710	9,756
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,480
	Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,147
	Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	12,321
	Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	14,679
	Los Angeles CA Unified School District GO	5.000%	7/1/25	21,505	24,967
	Los Angeles CA Unified School District GO	5.000%	7/1/25	505	564
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,687
	Los Angeles CA Unified School District GO	5.000%	7/1/26	7,270	8,724
	Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	31,050
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,300	4,077
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,609
	Los Angeles CA Unified School District GO	5.000%	7/1/28	34,670	38,634
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,334
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,334
	Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	38,715
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,500	1,944
	Los Angeles CA Unified School District GO	5.000%	7/1/30	8,925	11,546
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,285
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,370
	Los Angeles CA Unified School District GO	5.000%	7/1/30	24,615	27,402
	Los Angeles CA Unified School District GO	4.000%	7/1/31	33,120	40,847
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/31	15,775	19,595
	Los Angeles CA Unified School District GO	5.000%	7/1/31	4,435	5,857
	Los Angeles CA Unified School District GO	3.000%	7/1/32	7,820	8,456
	Los Angeles CA Unified School District GO	4.000%	7/1/32	16,450	20,236
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,724
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,370
	Los Angeles CA Unified School District GO	4.000%	7/1/33	5,300	6,508
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	6,297
	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,000	6,575
	Los Angeles CA Unified School District GO	3.000%	1/1/34	17,750	19,613
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,666
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	12,379
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,600	2,881
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	6,781
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	12,364
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	4,112
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,917
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	7,447
	Los Angeles CA Unified School District GO	4.000%	7/1/37	7,500	9,023

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	7,239
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,706
	Los Angeles CA Unified School District GO	4.000%	7/1/38	11,285	13,531
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	6,309
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,794
	Los Angeles CA Unified School District GO	4.000%	7/1/39	6,200	7,430
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,720
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,902
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,045	1,140
[6,7]	Los Angeles CA Unified School District GO TOB VRDO	0.080%	12/2/21	1,065	1,065
	Los Angeles CA Unified School District GO, Prere.	5.000%	7/1/22	8,375	8,608
	Los Angeles CA Unified School District GO, Prere.	5.000%	7/1/22	8,395	8,629
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/22	2,750	2,816
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	13,090	13,401
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	10,235
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,420	5,796
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	10,880	11,632
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	16,925	18,053
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,762
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,757
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	5,186
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	5,000	5,331
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,918
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	4,500	4,796
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,471
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,649
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,663
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	7,632
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	8,535
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	4,481
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	5,064
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	183
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,831
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,682
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22	2,895	2,977
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,486
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,290
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,060
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	6,188
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	6,354
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	6,511
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	2,675	3,566
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,600	2,171
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/31	7,825	8,527
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	7,542

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	4,690	6,493
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	8,867
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	9,246
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,300	4,038
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	9,220
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	6,134
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	8,585	9,206
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	7,416
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	6,248
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	9,473
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	6,128
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	8,985	9,631
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,830
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	6,226
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	11,959
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	6,122
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	30,230
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,823
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	11,856
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,937
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	6,116
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	25,864
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	4,000	4,851
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,350	1,768
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	7,789
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,453
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	7,889
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,228
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,320

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/21	2,440	2,440
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,275	1,337
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,325	1,509
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,145
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,870	3,494
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	4,485	5,727
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,300
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	1,014
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	5,590	7,434
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	150	175
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,700	2,205
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	1,064
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	6,345	8,398
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	1,121
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	6,190	7,199
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,589
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,178
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,584
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,234
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,646
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,297
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	3,000	3,642
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,693
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,360
[9]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,710	3,493
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,816
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,428
[9]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,200	1,543
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	2,970	3,591

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	5,039
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,496
[9]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	2,310
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	5,568
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,570
[9]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,921
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	8,770	11,199
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,647
[9]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,905	2,436
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/22	1,155	1,192
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/23	1,500	1,548
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/24	1,515	1,564
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/25	1,325	1,368
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/31	3,000	3,097
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/22	4,555	4,679
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/23	2,105	2,261
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/24	2,215	2,377
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	2,465	2,834
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,714
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/30	3,060	3,560
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/31	4,300	4,995
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/32	7,225	8,387
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	9,686
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,430	8,610
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	4,386
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/22	1,035	1,058
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,000	1,069

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,420	1,451
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	1,700	1,737
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,345	1,554
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,500	1,533
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,771
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	575	687
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,327
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	1,670	2,052
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,302
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,300	1,638
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,115	1,190
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,000	1,293
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,417
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,200	1,280
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	823
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	400	459
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,010	1,319
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	5,025	6,640
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,025	1,346
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,190	1,269
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	340	435
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	6,000	7,894
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	945	1,268
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,700	1,813
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,595	8,578
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	2,000	2,623
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	930	1,244
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,510	1,610
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	110	126

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	2,189
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	225	285
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	8,540	11,104
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,785	2,383
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,135	4,406
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,750	5,443
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,380
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,540	5,885
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	250	286
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,075	2,765
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	6,032
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	2,000	2,288
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	2,251
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	9,953
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,770
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,805
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,476
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	18,159
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	8,995
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	3,045
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	4,447
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	10,881
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	7,500	8,979
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	4,013
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	7,484
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	4,122
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	8,000	9,558
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	18,385
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	3,226

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	3,275
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	8,000	9,542
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,055	2,351
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	9,193
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	10,532
[9]	Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,532
[9]	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	4,000	4,603
[9]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,000	4,788
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	8,005	10,422
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	16,535	21,492
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	21,145	27,682
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	12/1/21	300	300
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.020%	12/1/21	16,200	16,200
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.020%	12/1/21	2,080	2,080
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	2,630	2,704
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	10,100	10,619
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	750	884
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	4,800	5,046
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	8,030	9,131
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	1,500	1,641
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	10,000	10,936
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	2,065	2,305
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	3,825	4,346
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	965	1,134
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	3.250%	7/1/31	5,000	5,375
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	10,010	12,128
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,625	3,257
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	15,200	16,310
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	7,000	7,654

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,790
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	6,730	7,357
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	2,190	2,712
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	14,320	15,363
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	3,300	3,681
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	7,750	8,790
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,330
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	31,480	35,692
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,863
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	35,550	40,249
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,902
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	20,755	26,025
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,229
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	12,005	13,381
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	6,510	8,153
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,467
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	38,460	43,505
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,565	1,832
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,828
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,876
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	20,535	25,298
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,228
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,819
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	25,260	31,068
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	100	117
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,015	6,163
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,844
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	7,740	9,912
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,725	4,147

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6,7]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	0.050%	12/2/21	7,400	7,400
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	12/1/21	5,100	5,100
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	12/1/21	2,200	2,200
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	12/1/21	12,100	12,100
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	12/1/21	8,500	8,500
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	12/1/21	6,000	6,000
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	12/1/21	6,500	6,500
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	12/1/21	22,075	22,075
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	12/1/21	14,900	14,900
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/22	1,060	1,090
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/23	5,605	5,760
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	1,395	1,622
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,500	1,542
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,755	2,072
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	6,060	7,154
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	4,690	5,238
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	450	530
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	7,000	7,514
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	6,080	6,788
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,000	5,367
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	6,488
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	5,305	5,920
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	4,500	5,280
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,250	2,638
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	100	117
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,470	1,722
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,840
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,620	6,790
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,085	1,269

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,015	9,144
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	5,000	6,005
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	12/1/21	2,800	2,800
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	12/1/21	14,200	14,200
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.020%	12/1/21	6,200	6,200
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.020%	12/1/21	9,600	9,600
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.020%	12/1/21	28,050	28,050
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.020%	12/1/21	26,745	26,745
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	6,275	7,122
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/25	140	159
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	8,140	9,560
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	5,872
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,798	2,112
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,747
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	7,586	9,188
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,175	9,875
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	12,409	15,418
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	4,050	5,155
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,185	1,508
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	9,736	12,391
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	11,792
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	3,983
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,000	1,298
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,241	2,908
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,785	5,002
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,322
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,145	2,835
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	1,073
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,774

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	10,410	11,918
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,220	7,112
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,522
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	28,255	32,279
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,781
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	6,385	7,287
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	11,421
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	3,141
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	5,793
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/38	105	120
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	4,631
	Los Angeles Unified School District GO	5.000%	7/1/31	5,000	6,769
	Los Angeles Unified School District GO	5.000%	7/1/32	6,260	8,553
	Los Angeles Unified School District GO	5.000%	7/1/33	7,890	10,759
	Los Angeles Unified School District GO	4.000%	7/1/36	2,600	3,203
	Los Angeles Unified School District GO	4.000%	7/1/37	4,200	5,165
	Los Angeles Unified School District GO	4.000%	7/1/38	4,695	5,761
	Los Angeles Unified School District GO	4.000%	7/1/39	12,225	14,967
	Los Angeles Unified School District GO	4.000%	7/1/40	4,050	4,949
	Los Angeles Unified School District GO	4.000%	7/1/41	2,690	3,278
[6,7]	Los Angeles Unified School District GO TOB VRDO	0.070%	12/2/21	7,500	7,500
	Los Rios Community College District GO	5.000%	8/1/24	500	562
	Los Rios Community College District GO	5.000%	8/1/26	1,410	1,699
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,364
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,397
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,591
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,641
	Los Rios Community College District GO	4.000%	8/1/33	1,010	1,069
	Los Rios Community College District GO	4.000%	8/1/33	3,150	3,639
	Los Rios Community College District GO	4.000%	8/1/35	3,750	4,313
	Los Rios Community College District GO	4.000%	8/1/35	250	288
	Los Rios Community College District GO	4.000%	8/1/36	700	804
	Los Rios Community College District GO	4.000%	8/1/37	525	602
	Los Rios Community College District GO	4.000%	8/1/38	610	699
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,298
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,494
[1,6,7]	Lynwood CA Unified School District GO TOB VRDO	0.070%	12/2/21	2,980	2,980
[4]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,187
[4]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	2,071
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	311
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	446
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	420

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	390
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	651
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,294
	Manteca Unified School District GO	5.000%	8/1/22	1,000	1,032
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,160
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,160
	Marin Community College District GO, Prere.	4.000%	8/1/26	665	771
	Marin Community College District GO, Prere.	4.000%	8/1/27	450	534
	Marin Community College District GO, Prere.	4.000%	8/1/27	800	949
	Marin Community College District GO, Prere.	4.000%	8/1/27	7,660	9,088
	Marin Community College District GO, Prere.	4.000%	8/1/27	2,945	3,494
	Marin Community College District GO, Prere.	4.000%	8/1/27	1,900	2,254
	Marin Community College District GO, Prere.	4.000%	8/1/27	3,030	3,595
	Marin County CA COP	4.000%	11/1/32	200	224
	Marin Healthcare District GO	5.000%	8/1/28	435	505
	Marin Healthcare District GO	5.000%	8/1/30	520	603
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,160
	Marin Healthcare District GO	5.000%	8/1/32	1,850	2,146
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,566
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,479
	Marin Healthcare District GO	4.000%	8/1/35	1,750	1,951
	Marin Healthcare District GO	4.000%	8/1/40	20,645	22,925
	Marin Healthcare District GO	4.000%	8/1/45	10,000	11,054
	Marin Water District Financing Authority Water Revenue	5.000%	7/1/44	6,000	6,166
	Marina Coast Water District Water Revenue	4.000%	6/1/22	1,090	1,111
	Menifee Union School District GO	4.000%	8/1/29	165	202
	Menifee Union School District GO	4.000%	8/1/30	200	248
	Menifee Union School District GO	4.000%	8/1/32	250	305
[2]	Menifee Union School District GO	4.000%	8/1/34	350	425
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/22	520	540
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,000	1,160
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,449
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/29	400	463
	Mesa Water District COP	5.000%	3/15/28	400	504
	Mesa Water District COP	5.000%	3/15/29	335	433
	Mesa Water District COP	5.000%	3/15/31	250	329
	Mesa Water District COP	5.000%	3/15/32	350	459
	Mesa Water District COP	5.000%	3/15/33	350	458
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/26	3,325	3,862
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	2,150	2,209
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/30	3,585	3,641
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/31	2,250	2,312

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,950
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	2,075
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	11,000	14,423
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,473
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,660	10,009
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/39	1,750	2,262
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,345	13,466
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/40	1,750	2,258
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	12/1/21	3,600	3,600
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	12/1/21	13,680	13,680
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	12/1/21	10,110	10,110
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	12/1/21	25,745	25,745
	Miracosta Community College District GO	2.000%	8/1/39	2,235	2,204
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,964
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,737
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,876
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/28	2,885	3,672
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/29	1,300	1,688
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/30	1,355	1,792
[4]	Modesto High School District GO	0.000%	8/1/26	5,010	4,760
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/22	1,025	1,054
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,715
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	2,139
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,993
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,551
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/31	660	785
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	615	727
	Montebello Unified School District GO	5.000%	8/1/41	2,555	3,038
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,220	1,494
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,239
[6,7]	Moreno Valley Unified School District Financing Authority GO TOB VRDO	0.120%	12/2/21	7,700	7,700
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/22	685	703
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	778
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	848
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	970
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,089

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,178
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,371
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,605
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	1,057
[1]	Moreno Valley Unified School District GO	4.000%	8/1/34	200	248
[1]	Moreno Valley Unified School District GO	4.000%	8/1/35	250	309
[1]	Moreno Valley Unified School District GO	4.000%	8/1/36	465	573
[1]	Moreno Valley Unified School District GO	4.000%	8/1/37	365	448
[1]	Moreno Valley Unified School District GO	4.000%	8/1/38	325	398
[1]	Moreno Valley Unified School District GO	4.000%	8/1/39	1,470	1,790
[1]	Moreno Valley Unified School District GO	4.000%	8/1/40	825	1,005
[1]	Moreno Valley Unified School District GO	4.000%	8/1/41	1,620	1,970
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	3/1/23	1,330	1,410
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	9/1/23	2,550	2,763
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,430	5,883
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	2,990	3,240
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	4,315	4,675
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	2,000	2,167
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,075	5,499
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	465
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	232
	Morgan Hill Unified School District GO	4.000%	8/1/34	250	288
	Morgan Hill Unified School District GO	4.000%	8/1/36	1,240	1,424
	Morgan Hill Unified School District GO	4.000%	8/1/37	745	854
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,943
[10]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,543
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,878
	Mount San Jacinto Community College District GO	4.000%	8/1/38	1,400	1,648
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	1,400	1,654
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/22	180	186
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/23	320	340
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/24	500	544
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/25	340	384
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/26	290	334
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/27	360	423
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/28	430	512
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/29	450	544
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/29	215	260
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/30	550	673
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/30	330	404
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/31	575	701
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/31	400	488
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/32	400	486
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/33	325	393

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/34	300	361
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/35	325	391
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/35	1,000	1,202
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/36	315	377
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/37	300	359
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/38	300	357
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/39	275	327
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	350	413
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,364
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	3,061
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	4,250
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	622
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	435
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	559
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,511
	Mountain View-Whisman School District (School Financing Project) COP, ETM	5.000%	6/1/22	400	410
	Mountain View-Whisman School District GO	5.000%	9/1/26	1,110	1,344
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	320
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	613
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,328
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	660	822
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	195	243
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	19,695
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,350	17,342
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,265	17,196
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	11,360	18,189
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	13,825	22,136
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	16,100	25,779
	M-S-R Public Power Agency Electric Power & Light Revenue	5.000%	7/1/22	9,025	9,277
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/22	320	329
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/23	850	905
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/23	1,460	1,579
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/24	350	385
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	798
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,596
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/26	1,625	1,856
[2]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	388
[2]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/25	520	597
[2]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/25	465	534
[2]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/25	300	344
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	9,148
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	5,225
	Napa Valley Unified School District GO	5.000%	8/1/31	205	244
	Napa Valley Unified School District GO	0.000%	8/1/33	5,770	4,618
[2]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,720
[2]	Napa Valley Unified School District GO	4.000%	8/1/36	3,175	3,637
[2]	Natomas Unified School District GO	4.000%	8/1/33	860	979
	Natomas Unified School District GO	4.000%	8/1/40	500	535
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,551
	Nevada Joint Union High School District GO	4.000%	8/1/33	1,410	1,648
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	675

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Haven Unified School District GO	5.000%	8/1/26	4,535	5,451
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,608
	New Haven Unified School District GO	4.000%	8/1/29	100	119
	New Haven Unified School District GO	4.000%	8/1/30	100	119
	New Haven Unified School District GO	4.000%	8/1/31	100	118
	New Haven Unified School District GO	4.000%	8/1/32	100	118
	New Haven Unified School District GO	4.000%	8/1/35	325	382
	New Haven Unified School District GO	4.000%	8/1/36	155	182
	New Haven Unified School District GO	4.000%	8/1/37	300	351
	New Haven Unified School District GO	4.000%	8/1/38	805	941
	New Haven Unified School District GO	5.000%	8/1/40	955	1,094
[2]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	3,159
	Newport Mesa Unified School District GO	5.000%	8/1/22	1,815	1,874
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,417
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	4,197
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,661
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,299
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	11,856
	Norco CA Special Tax Revenue	5.000%	9/1/22	970	1,003
	Norco CA Special Tax Revenue	5.000%	9/1/23	1,270	1,375
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,556
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	585
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,960
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	2,183
[1]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	992
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	600	775
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,000	1,285
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/34	280	335
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/35	440	526
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,000	1,277
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	855	1,090
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/39	1,565	1,859
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	200	242
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	961
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	250	302
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	850
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,250	2,991
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	603
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,647
[1]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,616
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	603
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,644
	North Orange County CA Community College District GO	4.000%	8/1/33	375	451
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,976
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	2,366
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	2,385

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	94,800	102,760
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/22	200	204
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/23	385	410
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/24	695	771
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/25	2,030	2,337
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,525
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,421
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	2,097
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,637
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	3,014
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	5,065
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,893
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,894
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	4,122
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,471
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,793
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	695
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	478
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,567
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	988
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,000	1,091
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,727
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,712
[6,7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.080%	12/2/21	10,000	10,000
[6,7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	12/2/21	25,500	25,500
	Oakdale Irrigation District Water Revenue	5.000%	8/1/26	240	259
	Oakdale Irrigation District Water Revenue	5.000%	8/1/27	350	377
	Oakdale Irrigation District Water Revenue	5.000%	8/1/29	455	490
	Oakdale Irrigation District Water Revenue	5.000%	8/1/30	415	447
	Oakdale Irrigation District Water Revenue	5.000%	8/1/33	350	376
	Oakdale Irrigation District Water Revenue	5.000%	8/1/34	400	430
	Oakdale Irrigation District Water Revenue	5.000%	8/1/35	300	322
	Oakland CA GO	2.000%	1/15/34	5,505	5,613
	Oakland CA GO	2.000%	1/15/35	4,480	4,552
	Oakland CA GO	2.125%	1/15/36	4,735	4,821
	Oakland CA GO	3.000%	1/15/40	6,580	7,108
	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	1,300	1,341
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	2,325	2,399

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	6,265	6,749
	Oakland Unified School District/Alameda County GO	5.500%	8/1/23	980	1,041
	Oakland Unified School District/Alameda County GO	4.000%	8/1/24	600	655
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	11,375	12,725
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,835	2,053
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,275	1,426
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,375	1,538
	Oakland Unified School District/Alameda County GO	4.000%	8/1/25	175	197
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,850	3,304
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,375	2,760
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	570	661
	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	1,260	1,460
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	2,835	3,294
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	175	215
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,965	2,424
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,295	1,499
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,160	1,349
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	2,940	3,605
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,210	1,491
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,000	1,157
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,230	1,430
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	140	167
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	6,140	7,315
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	2,060	2,534
	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	1,000	1,156
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	1,800	2,206
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	2,030	2,495
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	100	119
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	480	588
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	5,250	6,445
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	1,480	1,817
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	5,910	7,247
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	2,470	3,021
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,200	1,468
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	2,540	3,375
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	4,500	5,243
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/34	3,445	4,557
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	5,210	6,063
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/36	7,970	9,263
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/36	6,690	8,802
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	3,465	4,021
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,565	1,887
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,657
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	2,355	2,834
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	3,890	4,671
[2]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	6,000	6,387
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,280	5,130
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,645	5,562
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,375	2,761
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,615	3,040
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	1,350	1,570
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,500	2,907
[2]	Oceanside CA Unified School District GO	4.000%	8/1/32	300	376
[1]	Oceanside CA Unified School District GO	4.000%	8/1/33	3,500	3,816
[2]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	613

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,603
	Oceanside CA Unified School District GO	4.000%	8/1/41	100	112
	Ohlone Community College District GO	5.000%	8/1/22	760	785
	Ohlone Community College District GO	4.000%	8/1/34	3,920	4,482
	Ohlone Community College District GO	4.000%	8/1/35	4,290	4,901
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,491
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/27	1,285	1,382
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/28	1,765	1,898
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/29	2,280	2,452
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/30	1,400	1,506
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/31	2,525	2,716
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/32	2,660	2,861
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/33	2,205	2,372
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	200	215
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	290	358
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/22	1,230	1,244
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/22	1,260	1,302
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/23	1,290	1,360
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/23	1,320	1,423
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,631
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	8,669
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	3,825	4,815
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/30	9,925	11,131
	Orange County Sanitation District Sewer Revenue	4.000%	2/1/32	5,890	5,925
	Orange County Water District COP	2.000%	8/15/23	27,720	28,304
	Orange County Water District Water Revenue	5.000%	8/15/32	860	1,117
	Orange County Water District Water Revenue	4.000%	8/15/35	790	949
	Orange County Water District Water Revenue	4.000%	8/15/41	1,100	1,252
	Orange County Water District Water Revenue, Prere.	5.000%	8/15/23	8,000	8,649
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,251
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,348
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,391
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	914
	Oxnard Union High School District GO	4.000%	8/1/23	210	223
	Oxnard Union High School District GO	4.000%	8/1/24	200	219
	Oxnard Union High School District GO	5.000%	8/1/26	850	1,020
	Oxnard Union High School District GO	5.000%	8/1/27	750	925
	Oxnard Union High School District GO	5.000%	8/1/28	500	617
	Oxnard Union High School District GO	5.000%	8/1/29	850	1,047
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,348
	Oxnard Union High School District GO	4.000%	8/1/31	750	879
	Oxnard Union High School District GO	4.000%	8/1/32	1,000	1,171
	Oxnard Union High School District GO	4.000%	8/1/32	325	387
	Oxnard Union High School District GO	4.000%	8/1/33	375	446
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,334
	Oxnard Union High School District GO	4.000%	8/1/36	750	888
	Oxnard Union High School District GO	4.000%	8/1/37	1,220	1,442
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,924
	Oxnard Union High School District GO	4.000%	8/1/39	1,000	1,179
	Oxnard Union High School District GO	4.000%	8/1/40	1,515	1,783
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	260

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	288
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	345
	Pajaro Valley Unified School District GO	4.000%	8/1/36	250	287
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,409
	Palm Desert CA	2.000%	9/2/22	235	237
	Palm Desert CA	4.000%	9/2/26	670	743
	Palm Desert CA	4.000%	9/2/31	400	456
	Palm Desert CA	4.000%	9/2/37	600	679
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/24	1,050	1,182
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,075	1,253
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,320
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,452
	Palm Springs Unified School District GO	5.000%	8/1/22	1,565	1,615
	Palm Springs Unified School District GO	5.000%	8/1/25	4,775	5,563
	Palm Springs Unified School District GO	4.000%	8/1/31	4,160	4,492
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	675	697
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	432
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	725	814
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	740	859
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	639
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	993
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	838
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	430	513
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,616
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,513
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	415	490
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,691
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	883
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	500	588
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,352
	Palo Alto CA	5.000%	9/2/27	1,000	1,034
[6]	Palo Alto CA COP TOB VRDO	0.120%	12/2/21	6,415	6,415
	Palo Alto Unified School District GO	0.000%	8/1/24	15,890	15,718
	Palomar Community College District GO	5.000%	8/1/30	520	637
	Palomar Community College District GO	5.000%	8/1/31	400	490
	Palomar Community College District GO	5.000%	8/1/32	300	368
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,433
	Palomar Community College District GO	5.000%	8/1/35	2,485	3,038

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palomar Community College District GO, Prere.	5.000%	5/1/25	120	139
	Palomar Community College District GO, Prere.	5.000%	5/1/25	15	17
	Palomar Community College District GO, Prere.	4.000%	8/1/25	2,140	2,421
	Palomar Community College District GO, Prere.	4.000%	8/1/25	2,390	2,704
	Palomar Health COP	5.000%	11/1/23	600	650
	Palomar Health COP	5.000%	11/1/24	665	747
	Palomar Health COP	5.000%	11/1/26	445	531
	Palomar Health COP	5.000%	11/1/27	750	918
	Palomar Health COP	5.000%	11/1/32	4,550	5,462
[4]	Palomar Health GO	0.000%	8/1/22	7,315	7,290
[11]	Palomar Health GO	0.000%	8/1/24	5,130	5,027
[11]	Palomar Health GO	0.000%	8/1/26	1,250	1,187
	Palomar Health GO	5.000%	8/1/26	310	363
[4]	Palomar Health GO	0.000%	8/1/27	16,165	14,943
[11]	Palomar Health GO	0.000%	8/1/27	8,095	7,525
[11]	Palomar Health GO	0.000%	8/1/28	500	455
	Palomar Health GO	5.000%	8/1/28	1,640	1,907
	Palomar Health GO	5.000%	8/1/28	8,570	9,965
[11]	Palomar Health GO	0.000%	8/1/29	7,210	6,395
	Palomar Health GO	5.000%	8/1/29	875	1,016
	Palomar Health GO	5.000%	8/1/29	4,340	5,038
	Palomar Health GO	4.000%	8/1/30	2,150	2,386
	Palomar Health GO	5.000%	8/1/30	1,130	1,310
	Palomar Health GO	4.000%	8/1/31	1,550	1,721
	Palomar Health GO	5.000%	8/1/31	800	928
	Palomar Health GO	4.000%	8/1/32	5,010	5,564
	Palomar Health GO	5.000%	8/1/33	1,320	1,533
	Palomar Health GO	0.000%	8/1/34	225	169
	Palomar Health GO	0.000%	8/1/35	595	434
	Palomar Health GO	4.000%	8/1/35	100	111
	Palomar Health GO	0.000%	8/1/36	510	361
	Palomar Health GO	4.000%	8/1/36	5,015	5,579
	Palomar Health GO	0.000%	8/1/37	1,210	830
	Palomar Health GO	3.000%	8/1/37	250	257
	Palomar Health GO	4.000%	8/1/37	4,195	4,667
[11]	Palomar Health GO	7.000%	8/1/38	3,510	4,925
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,410	2,610
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,684
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,250	2,609
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,875	2,238
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	408
	Palomar Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	8,895	9,823
[4]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	306
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/22	2,965	3,058
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	2,485	2,677
[4]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	6,050	5,495
[1]	Paramount Unified School District GO	4.000%	8/1/30	70	86
[1]	Paramount Unified School District GO	4.000%	8/1/31	125	152
[1]	Paramount Unified School District GO	4.000%	8/1/32	150	182
[1]	Paramount Unified School District GO	4.000%	8/1/33	145	176
[1]	Paramount Unified School District GO	4.000%	8/1/34	150	181
[1]	Paramount Unified School District GO	4.000%	8/1/35	300	362
[1]	Paramount Unified School District GO	4.000%	8/1/37	390	468

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Paramount Unified School District GO	4.000%	8/1/38	690	825
[1]	Paramount Unified School District GO	4.000%	8/1/39	470	561
[1]	Paramount Unified School District GO	4.000%	8/1/40	450	536
	Pasadena Unified School District GO	5.000%	8/1/24	1,085	1,219
	Pasadena Unified School District GO	5.000%	8/1/25	750	874
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,165
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,222
	Pasadena Unified School District GO	5.000%	8/1/26	510	614
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,264
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	3,695	3,769
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	1,500	1,530
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	2,000	2,040
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	753
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	946
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,260
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,257
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	753
	Peralta Community College District GO	5.000%	8/1/23	1,000	1,077
	Peralta Community College District GO	5.000%	8/1/25	510	593
	Peralta Community College District GO	5.000%	8/1/25	500	582
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,688
	Peralta Community College District GO	5.000%	8/1/26	650	781
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,719
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,237
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,825
	Peralta Community College District GO	5.000%	8/1/28	555	705
	Peralta Community College District GO	5.000%	8/1/29	2,430	2,707
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,585
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,410
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,601
	Peralta Community College District GO	5.000%	8/1/30	3,380	4,493
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,898
	Peralta Community College District GO	5.000%	8/1/31	1,225	1,663
	Peralta Community College District GO	5.000%	8/1/32	4,340	4,990
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,471
[4]	Perris Union High School District GO	0.000%	9/1/25	1,130	1,091
	Perris Union High School District GO	4.000%	9/1/30	215	262
	Perris Union High School District GO	4.000%	9/1/31	350	424
	Perris Union High School District GO	4.000%	9/1/33	600	725
	Perris Union High School District GO	3.000%	9/1/36	1,000	1,090
	Perris Union High School District GO	3.000%	9/1/37	1,000	1,086
	Perris Union High School District GO	3.000%	9/1/38	800	864
	Perris Union High School District GO	3.000%	9/1/39	850	914
	Perris Union High School District GO	3.000%	9/1/40	1,000	1,071
	Perris Union High School District GO	2.125%	9/1/41	2,500	2,393
[6,7]	Perris Union High School District GO TOB VRDO	0.070%	12/2/21	800	800
	Piedmont Unified School District GO	3.000%	8/1/39	180	187
	Pittsburg CA Water Revenue	5.000%	8/1/22	250	258
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	955
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	1,005
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,361
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,433

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,505
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,880
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	143
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	319
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/22	385	400
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/23	500	541
[2]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/24	1,410	1,547
[2]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/25	1,500	1,689
[2]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/26	2,345	2,702
[2]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/27	2,555	3,003
[2]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/28	2,905	3,477
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/31	180	209
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/22	1,325	1,367
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/23	2,540	2,741
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/24	1,125	1,265
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	2,084
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	128
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,696
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,684
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	1,118
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,394
[2]	Placer CA Union High School District GO	0.000%	8/1/30	2,400	2,094
[9]	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	504
[9]	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	1,095
[9]	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	608
[9]	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	1,019
[9]	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	1,035
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,209
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,150
	Pleasanton Unified School District GO	4.000%	8/1/36	800	919
	Pomona CA Local or Guaranteed Housing Revenue, ETM	7.600%	5/1/23	1,890	2,013
[1]	Pomona Unified School District GO	5.000%	8/1/22	440	454
[1]	Pomona Unified School District GO	5.000%	8/1/26	450	505
[2]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,328
	Pomona Unified School District GO	4.000%	8/1/37	920	1,114
[2]	Pomona Unified School District GO	2.125%	8/1/41	3,250	3,202
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,773
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	3,016
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	5,111
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	2,560	2,854
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,615	4,256
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/34	3,000	3,389
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/35	2,685	3,031
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/35	1,925	2,144
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/36	2,520	2,841
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	2,210
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/26	2,735	3,294
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,544
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,980

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,163
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/22	100	103
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/23	100	106
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/24	100	112
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/25	150	174
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/26	125	150
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/27	115	141
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/28	125	157
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/29	150	193
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/30	170	223
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/31	125	152
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/32	150	182
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/33	155	188
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/34	150	181
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/35	235	283
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/36	200	240
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/37	175	210
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/38	220	263
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/39	270	323
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/40	225	268
	Portola Valley School District GO	3.000%	8/1/35	875	989
	Portola Valley School District GO	3.000%	8/1/36	640	720
	Portola Valley School District GO	3.000%	8/1/37	700	779
	Portola Valley School District GO	3.000%	8/1/38	675	746
	Portola Valley School District GO	3.000%	8/1/39	725	797
	Portola Valley School District GO	3.000%	8/1/40	530	580
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/22	2,225	2,282
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/22	3,535	3,709
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/23	3,325	3,563
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,607
	Poway Unified School District GO	5.000%	8/1/27	1,625	1,817
	Poway Unified School District GO	0.000%	8/1/28	9,070	8,334
	Poway Unified School District GO	0.000%	8/1/29	10,310	9,257
	Poway Unified School District GO	0.000%	8/1/30	100	88
	Poway Unified School District GO	4.000%	8/1/30	8,190	8,918
	Poway Unified School District GO	0.000%	8/1/31	2,375	2,030
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,788
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/22	855	879
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22	715	741
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/15/22	435	448
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,180	1,277
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,081
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,127
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,525	1,713
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	905

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,765	2,052
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,168
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,505	3,002
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	989
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	950	1,053
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	960	1,059
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	975	1,053
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,185	1,305
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,240	1,364
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	950	1,026
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,350	1,484
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,445	1,588
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,530	1,680
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,630	1,789
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	115	117
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	155	157
	Poway Unified School District Special Tax Revenue	3.000%	9/1/23	180	188
	Poway Unified School District Special Tax Revenue	4.000%	9/1/23	130	138
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	164
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	163
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	219
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	371
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	316
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	465
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	444
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	419
[2]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	193
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	442
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	599
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	256
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	853
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	542
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	991
[2]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	616
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	1,147
	Poway Unified School District Special Tax Revenue, ETM	5.000%	9/1/22	455	471
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	1,565	1,621
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	990	1,025
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	1,190	1,232
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	2,515	2,605
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/23	135	139
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/24	150	157
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	174

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	200
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	225
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	277
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	574
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	446
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,899
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	3,126
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,674
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,562
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,907
[2]	Rancho Santiago Community College District GO	0.000%	9/1/30	1,000	876
	Ravenswood CA City School District GO	4.000%	8/1/32	130	156
	Ravenswood CA City School District GO	4.000%	8/1/33	150	179
	Ravenswood CA City School District GO	4.000%	8/1/34	150	179
	Ravenswood CA City School District GO	4.000%	8/1/36	270	321
	Ravenswood CA City School District GO	4.000%	8/1/38	975	1,157
	Ravenswood CA City School District GO	4.000%	8/1/40	590	697
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	395	405
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	1,100	1,127
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	1,000	1,115
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	750	836
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	959
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	843
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,193
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,658
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	1,002
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/24	300	334
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	433
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	795
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,172
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,170
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/30	775	906
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/32	475	555
[4]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	542
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	2,021
[6,7]	Redwood City Public Facility & Infrastructure Authority Lease (Abatement) Revenue TOB VRDO	0.120%	12/2/21	6,255	6,255
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,248
	Redwood City School District GO	3.000%	8/1/33	1,430	1,582
	Redwood City School District GO	3.000%	8/1/40	1,490	1,616
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,266

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,607
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	583
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	941
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	3,250	3,991
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,370	1,758
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,357
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,918
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,376
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	966
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	5/1/22	1,750	1,778
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/23	1,400	1,494
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	1,000	1,103
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	90	105
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/22	600	625
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/24	600	672
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/25	1,000	1,156
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/26	750	890
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,294
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,517
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	2,012
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,248
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,756
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,500
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	2,068
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,977
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,124
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,124
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,124
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	2,300	2,586
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,761
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	1,078
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,300	1,392
	Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,229
	Riverside CA Sewer Revenue	5.000%	8/1/24	2,020	2,268

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	721
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,305
	Riverside CA Sewer Revenue	5.000%	8/1/30	2,680	3,372
	Riverside CA Sewer Revenue	5.000%	8/1/32	6,675	7,700
	Riverside Community College District GO	3.000%	8/1/33	770	868
	Riverside Community College District GO	4.000%	8/1/34	3,630	4,379
	Riverside Community College District GO	3.000%	8/1/35	725	812
	Riverside Community College District GO	3.000%	8/1/36	1,000	1,115
	Riverside Community College District GO	3.000%	8/1/36	2,000	2,230
	Riverside Community College District GO	3.000%	8/1/37	2,125	2,361
	Riverside Community College District GO	3.000%	8/1/38	1,890	2,091
	Riverside Community College District GO	3.000%	8/1/38	3,665	4,054
	Riverside Community College District GO	3.000%	8/1/39	2,110	2,322
	Riverside Community College District GO	3.000%	8/1/39	3,500	3,851
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,455
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,402
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,593
[4]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,450
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	591
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,259
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,348
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	2,254
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,345
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/37	1,000	1,165
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), ETM	5.000%	11/1/22	1,800	1,879
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), ETM	5.000%	11/1/23	2,100	2,289
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), ETM	5.000%	11/1/24	2,060	2,337
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	595	679
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,885	11,610
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	10,620	12,473
[6,7]	Riverside County Public Financing Authority Lease (Abatement) Revenue TOB VRDO	0.120%	12/2/21	7,500	7,500
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/22	1,830	1,893
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	350	363
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	2,445	2,636
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	4,307
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,220	1,485
[1,6,7]	Riverside County Public Financing Authority Tax Allocation Revenue TOB VRDO	0.100%	12/2/21	2,420	2,420

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,320	1,371
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	375	389
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,905	2,063
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/24	2,005	2,257
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,678
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,347
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	520	622
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	750	892
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	3,278
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,440
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	590	700
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,376
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	3.000%	10/1/35	340	355
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/37	1,015	1,201
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	875	1,015
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	4,145
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	3,226
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	4,323
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,679
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,580	1,902
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,595	1,914
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,865	2,230
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,400	2,864
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	4,167
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/22	2,500	2,495
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/23	3,630	3,605
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/24	6,985	6,889
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,000	3,226
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,075	4,382
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,000	3,226
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	2,000	2,151
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/22	560	585
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/23	325	354

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/24	300	340
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	353
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	455
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/27	480	599
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/28	565	723
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/29	360	458
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	798
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	752
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	689
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	797
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	816
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,379
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,171
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,385	1,552
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,412
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,166
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,177
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,410	1,460
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,555	1,611
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,615	1,673
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,710	1,771
	Riverside Unified School District GO	4.000%	8/1/29	850	995
	Riverside Unified School District GO	4.000%	8/1/30	850	992
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,454
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,319
	Riverside Unified School District GO	4.000%	8/1/35	2,110	2,449
	Riverside Unified School District GO	3.000%	8/1/36	2,000	2,177
	Riverside Unified School District GO	3.000%	8/1/37	2,000	2,173
	Riverside Unified School District GO	3.000%	8/1/38	2,310	2,495
	Riverside Unified School District GO	3.000%	8/1/39	5,000	5,393
	Riverside Unified School District GO	3.000%	8/1/40	7,500	8,063
	Riverside Unified School District GO	4.000%	8/1/42	1,480	1,701
[4]	Rocklin Unified School District GO	0.000%	8/1/23	7,030	6,981
[4]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,919
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	112
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	115
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	115

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	114
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	114
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	114
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	114
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	130
	Romoland School District Special Tax Revenue	4.000%	9/1/40	555	626
	Romoland School District Special Tax Revenue	4.000%	9/1/45	750	840
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/29	330	399
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/30	200	241
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/32	250	301
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/33	350	421
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/34	250	301
	Roseville CA Electric System Lease (Non-Terminable) Revenue	4.000%	2/1/36	4,530	5,146
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	770	864
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	530	595
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	1,310	1,470
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	1,000	1,122
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	3,425	3,842
	Roseville CA Special Tax Revenue	3.000%	9/1/23	30	31
	Roseville CA Special Tax Revenue	4.000%	9/1/24	55	59
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	55
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	123
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	112
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	249
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	136
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	234
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	234
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	229
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	277
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	142
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	99
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	191
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	305
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	283
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	657
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	575
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,542
	Roseville CA Special Tax Revenue	4.000%	9/1/37	225	259
	Roseville CA Special Tax Revenue	4.000%	9/1/40	750	844
	Roseville CA Special Tax Revenue	4.000%	9/1/41	765	872
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	348
	Roseville Finance Authority Special Tax Revenue	4.000%	9/1/22	1,000	1,029
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/23	550	596
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/24	1,100	1,240
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,366
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	921
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,454
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	3,270
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	297

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	365
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	603
[1]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	2,018
	Roseville Joint Union High School District GO	0.000%	8/1/23	275	273
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	570
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	538
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	477
	Roseville Joint Union High School District GO	5.000%	8/1/27	185	225
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	445
[2]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,869
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	923
	Roseville Joint Union High School District GO	5.000%	8/1/29	200	243
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	810
	Roseville Joint Union High School District GO	5.000%	8/1/30	300	363
[2]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,769
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,221
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/24	1,115	1,224
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	546
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	410	503
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/22	445	463
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/24	300	339
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/26	280	315
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/27	650	732
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/28	250	281
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/29	500	561
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/31	1,160	1,299
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/33	1,280	1,433
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/34	1,340	1,499
	Sacramento CA City Unified School District GO	5.000%	7/1/22	380	390
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/22	940	966
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/22	750	768
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/23	1,575	1,693
	Sacramento CA City Unified School District GO	5.000%	8/1/23	455	488
[2]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	546
[2]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	679
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/27	345	397
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	251
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/28	220	252
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/30	385	443
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/31	655	672
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/34	100	115
[6,7]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	0.120%	12/2/21	7,500	7,500
	Sacramento CA Special Tax Revenue	3.000%	9/1/23	220	228
	Sacramento CA Special Tax Revenue	3.000%	9/1/24	395	415
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	565
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	729
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	299
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	252
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	361
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	640
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	752

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	4,485
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,960
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,509
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	1,130
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,428
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,937
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,690
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,192
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,510
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,831
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,413
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,892
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,549
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,647
[6,7]	Sacramento CA Water Revenue TOB VRDO	0.070%	12/2/21	7,800	7,800
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	3,210	3,477
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,520
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	2,015
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,808
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	14,611
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	4,181
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	3,107
[2]	Sacramento City Unified School District GO	4.000%	7/1/28	625	745
[2]	Sacramento City Unified School District GO	4.000%	7/1/29	230	278
[2]	Sacramento City Unified School District GO	4.000%	8/1/29	200	242
[2]	Sacramento City Unified School District GO	4.000%	8/1/30	200	245
[2]	Sacramento City Unified School District GO	4.000%	8/1/31	220	267
[2]	Sacramento City Unified School District GO	4.000%	8/1/33	200	242
[2]	Sacramento City Unified School District GO	4.000%	8/1/34	605	730
[2]	Sacramento City Unified School District GO	4.000%	8/1/35	450	542
[2]	Sacramento City Unified School District GO	4.000%	8/1/37	1,000	1,197
[2]	Sacramento City Unified School District GO	4.000%	8/1/39	2,000	2,377
[2]	Sacramento City Unified School District GO	4.000%	8/1/41	1,700	2,004
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	520	535
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	380	391
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	465	500
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	1,000	1,075

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	965	1,037
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	345	371
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	600	671
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,119
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,195	1,337
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	245	274
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,362
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	933
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,362
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,533
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,724
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,586
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,410	1,688
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,293
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,232
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	2,236
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,780
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	627
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	627
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,897
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,280	1,594
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,250	1,557
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	4,247
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	621
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,290
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,175	1,456
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	824
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,871
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	928

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,182
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,365
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,539
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	3,109
[1]	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	960	1,147
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	4,740
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,354
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	595	611
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	1,000	1,027
[2]	Sacramento County CA COP	5.000%	10/1/25	1,490	1,735
[2]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,253
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,351
[2]	Sacramento County CA COP	5.000%	10/1/27	660	813
[2]	Sacramento County CA COP	5.000%	10/1/28	695	876
[2]	Sacramento County CA COP	5.000%	10/1/29	1,700	2,189
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/24	900	1,025
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/25	1,325	1,563
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/26	1,155	1,408
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/27	2,725	3,411
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/27	3,090	3,868
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/28	2,725	3,499
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/28	4,000	5,135
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/29	4,190	5,502
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/29	3,610	4,740
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/30	3,400	4,556
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/30	2,725	3,652
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/31	5,500	7,540
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/32	15,190	21,284
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/33	6,180	8,424
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	3.000%	12/1/34	13,000	14,824
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,055	2,280
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/34	5,335	5,905

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	25,000	27,580
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/22	4,000	4,137
[3]	Sacramento Municipal Utility District Electric Power & Light Revenue	5.250%	7/1/24	7,835	8,458
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	2,555	2,984
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	1,500	1,752
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	3,065
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,413
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	4,905	5,294
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	2,000	2,158
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/30	6,435	6,649
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	2,615	3,378
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	1,025	1,100
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	13,745	14,613
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	4,715	5,419
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	1,030
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	822
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	1,145
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	3,387
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	3,512
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	1,045	1,249
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,282
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,184
	Salinas Union High School District GO	4.000%	8/1/37	1,000	1,182
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,414
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,176
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,173
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/22	225	234
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/23	350	379
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/24	470	528
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	651
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	1,065
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,530
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,914
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,770
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,388

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/33	1,370	1,685
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	3,072
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/37	5,880	7,236
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	4,001
[2]	San Bernardino City Unified School District GO	5.000%	8/1/22	1,525	1,573
[2]	San Bernardino City Unified School District GO	5.000%	8/1/23	1,100	1,183
[2]	San Bernardino City Unified School District GO	5.000%	8/1/24	1,400	1,509
[4]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	287
[1,4]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	422
[2]	San Bernardino City Unified School District GO	5.000%	8/1/28	470	579
[2]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	448
[2]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,336
[2]	San Bernardino City Unified School District GO	5.000%	8/1/29	550	675
[2]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	10,019
[2]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	771
[2]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,993
[2]	San Bernardino City Unified School District GO	4.000%	8/1/31	900	1,103
[2]	San Bernardino City Unified School District GO	5.000%	8/1/31	230	280
[2]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,310	1,413
[2]	San Bernardino Community College District GO	0.000%	8/1/23	2,655	2,635
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	5,000	5,315
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,000	10,627
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,660	11,331
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	12,010	12,766
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,375	4,722
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,550	4,911
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,150	4,480
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	832
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	871
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	753
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	787
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	794
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	9,773
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,842
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	125	149
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	220	262
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	255	304
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	370	441
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	475	566
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	793
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	4,005	4,521
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	15,420	18,028
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,900	16,765
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	9,670	11,989
[4]	San Bernardino County CA (Medical Center Financing Project) COP	5.500%	8/1/22	4,590	4,749
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	6,030	6,302
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	12,750	13,905
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	6,750	7,651
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	14,370	16,837
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	14,840	15,486

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/23	200	214
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	992
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,598
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	261
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,870
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	3,317
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	988
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,701
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,980
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,846
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,294
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,516
	San Diego CA Unified School District GO	5.000%	7/1/22	1,580	1,624
	San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,823
	San Diego CA Unified School District GO	5.000%	7/1/25	1,695	1,974
	San Diego CA Unified School District GO	5.000%	7/1/26	5,590	6,503
[2]	San Diego CA Unified School District GO	5.500%	7/1/26	7,565	9,303
	San Diego CA Unified School District GO	5.000%	7/1/28	6,555	7,615
	San Diego CA Unified School District GO	5.000%	7/1/28	725	842
	San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,106
	San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,970
	San Diego CA Unified School District GO	5.000%	7/1/29	750	871
	San Diego CA Unified School District GO	5.000%	7/1/29	3,330	3,991
	San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,707
	San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,303
	San Diego CA Unified School District GO	0.000%	7/1/30	2,330	2,088
	San Diego CA Unified School District GO	0.000%	7/1/30	9,725	8,715
	San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,870
	San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,391
	San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,701
	San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,554
	San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,125
	San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,251
	San Diego CA Unified School District GO	5.000%	7/1/33	4,565	5,614
	San Diego CA Unified School District GO	0.000%	7/1/34	2,600	2,114
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,373
	San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,364
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,660
	San Diego CA Unified School District GO	4.000%	7/1/35	3,600	4,045
	San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,958
	San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,433
	San Diego CA Unified School District GO	0.000%	7/1/36	475	363
	San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,969
	San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,575
	San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,636

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego CA Unified School District GO	3.000%	7/1/37	4,000	4,416
San Diego CA Unified School District GO	4.000%	7/1/37	5,155	6,007
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	2,076
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,896
San Diego CA Unified School District GO	3.000%	7/1/38	6,095	6,696
San Diego CA Unified School District GO	4.000%	7/1/38	1,805	2,156
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,872
San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,421
San Diego CA Unified School District GO	5.000%	7/1/41	50	61
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,730
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,377
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	5,155
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,295
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,606
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	1,031
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	554
San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	7,610	8,178
San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	8,985	9,656
San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	5,125	5,508
San Diego Community College District GO	4.000%	8/1/32	23,150	26,736
San Diego Community College District GO, Prere.	5.000%	8/1/22	4,100	4,232
San Diego Community College District GO, Prere.	5.000%	8/1/23	1,000	1,079
San Diego Community College District GO, Prere.	5.000%	8/1/23	2,150	2,321
San Diego County CA COP	5.000%	10/15/24	2,125	2,410
San Diego County CA COP	5.000%	10/15/25	5,305	6,004
San Diego County CA COP	5.000%	10/15/26	2,590	2,929
San Diego County CA COP	5.000%	10/15/27	2,000	2,261
San Diego County CA COP	5.000%	10/15/28	1,400	1,582
San Diego County CA COP	5.000%	10/15/29	2,010	2,263
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	425	443
San Diego County CA Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,710	1,828
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	805	910
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,633
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,650	3,087
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	3,133
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	1,660	1,784
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	3,780	4,062
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	380	408
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,265	1,416
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	7,115	7,962
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	145	162
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,159
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,700	4,288
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	300	348
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	200	239
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,316

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	6,356
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	400	479
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	360	443
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,507
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	6,731
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	400	493
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	475	581
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,439
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	5,570	7,032
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	335	423
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	310	378
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,557
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	380	491
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	590	718
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	1,001
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	2,042
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	345	452
[9]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	925	1,246
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,727
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,212
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	360	469
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,550	2,012
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,670	3,382
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,592
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	590
[9]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	1,067
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,364
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,221
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,693

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,208
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	3,343
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	529
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	7,310
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,763
[9]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,947
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	2,040
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	721
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	2,234
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,662
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	752
[9]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	2,141
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,892
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	789
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	7,553
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	832
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	5,268
[9]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	1,430	1,722
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	1,030	1,386
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/34	1,000	1,341
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	1,000	1,335
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,873
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	6,090
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/40	4,265	5,631
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	200	235
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	2,000	2,338
[4]	San Diego County Water Authority COP	5.250%	5/1/22	7,075	7,225
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,501
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	3,000	3,590
	San Diego County Water Authority Water Revenue	5.000%	5/1/27	1,800	2,220
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,802
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	10,045	12,684

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Water Authority Water Revenue	5.000%	5/1/29	3,100	4,027
	San Diego County Water Authority Water Revenue	5.000%	5/1/30	2,200	2,923
	San Diego County Water Authority Water Revenue	5.000%	5/1/31	1,585	2,155
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/33	500	659
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/37	1,000	1,307
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,304
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/39	2,565	3,339
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	2,109
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/32	1,035	1,372
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/33	500	662
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/35	1,110	1,462
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/38	1,350	1,639
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/39	2,500	3,030
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/40	3,365	4,068
	San Diego Public Facilities Financing Authority Lease Revenue	5.000%	8/1/36	8,280	10,390
	San Diego Public Facilities Financing Authority Lease Revenue	5.000%	8/1/37	3,360	4,209
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	5,923
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	6,166
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	5,920
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/22	3,230	3,334
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	4,270	4,970
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	178
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	2,000	2,064
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	4,190	4,324
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,040	1,076
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	1,055	1,141
[2]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,519
	San Diego Unified School District GO	0.000%	7/1/28	5,925	5,518
	San Diego Unified School District GO, ETM	0.000%	7/1/28	960	887
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,233
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,216
	San Dieguito Union High School District GO	4.000%	8/1/35	1,855	2,105
	San Dieguito Union High School District GO	3.000%	8/1/37	1,000	1,114
	San Dieguito Union High School District GO	3.000%	8/1/38	4,000	4,432
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,347
	San Dieguito Union High School District GO	3.000%	8/1/40	1,235	1,357
	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,370
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/23	1,750	1,860
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	1,685	1,956
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	7,369

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,904
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,987
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	2,465
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,964
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,585	3,500
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	1,000	1,159
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	6,671
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	2,510	2,904
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30	675	779
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/31	2,215	2,555
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/32	1,625	1,873
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/33	1,500	1,727
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,874
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,670
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	2,510	2,901
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,515
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,582
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	290	298
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	690	709
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	755	776
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	780	802
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	1,885	1,938
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	2,045	2,102
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,653
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	8,917
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	7,455
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	9,194
San Francisco CA City & County COP	5.000%	4/1/27	13,095	15,274
San Francisco CA City & County COP	4.000%	4/1/28	2,015	2,419
San Francisco CA City & County COP	5.000%	4/1/28	465	542
San Francisco CA City & County COP	4.000%	4/1/29	2,095	2,492
San Francisco CA City & County COP	4.000%	4/1/30	2,180	2,578
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,524
San Francisco CA City & County COP	4.000%	4/1/31	2,265	2,669
San Francisco CA City & County COP	4.000%	4/1/31	1,915	2,220
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,401
San Francisco CA City & County COP	3.000%	10/1/31	6,075	6,790
San Francisco CA City & County COP	4.000%	4/1/32	2,355	2,769
San Francisco CA City & County COP	4.000%	9/1/32	5,680	6,014
San Francisco CA City & County COP	4.000%	4/1/33	2,450	2,877
San Francisco CA City & County COP	4.000%	4/1/35	9,870	11,043
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,474
San Francisco CA City & County COP	4.000%	4/1/36	10,665	11,932
San Francisco CA City & County COP	4.000%	4/1/37	8,590	9,889
San Francisco CA City & County COP	4.000%	4/1/38	4,935	5,678
San Francisco CA City & County COP	4.000%	4/1/39	9,290	10,679

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County COP	4.000%	4/1/39	3,215	3,797
	San Francisco CA City & County COP	4.000%	4/1/40	9,660	11,097
	San Francisco CA City & County COP	4.000%	4/1/40	3,420	4,028
	San Francisco CA City & County COP	4.000%	4/1/41	3,000	3,445
	San Francisco CA City & County COP	4.000%	4/1/41	3,640	4,273
	San Francisco CA City & County COP	4.000%	4/1/42	6,500	7,455
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	400	439
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	433
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	2,417
	San Francisco CA City & County GO	5.000%	6/15/22	2,640	2,645
	San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,007
	San Francisco CA City & County GO	5.000%	6/15/23	2,220	2,278
	San Francisco CA City & County GO	5.000%	6/15/23	4,070	4,177
	San Francisco CA City & County GO	5.000%	6/15/24	2,335	2,396
	San Francisco CA City & County GO	5.000%	6/15/24	4,270	4,382
	San Francisco CA City & County GO	5.000%	6/15/25	4,485	4,601
	San Francisco CA City & County GO	5.000%	6/15/25	5,480	6,363
	San Francisco CA City & County GO	5.000%	6/15/26	2,920	3,133
	San Francisco CA City & County GO	5.000%	6/15/26	3,570	4,289
	San Francisco CA City & County GO	5.000%	6/15/27	5,815	6,239
	San Francisco CA City & County GO	5.000%	6/15/27	1,680	2,083
	San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,421
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,274
	San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,797
	San Francisco CA City & County GO	4.000%	6/15/29	7,130	7,759
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,890
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	4,258
	San Francisco CA City & County GO	4.000%	6/15/32	1,650	1,962
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,924
	San Francisco CA City & County GO	4.000%	6/15/33	8,160	8,873
	San Francisco CA City & County GO	4.000%	6/15/33	200	238
	San Francisco CA City & County GO	3.000%	6/15/34	100	103
	San Francisco CA City & County GO	4.000%	6/15/34	275	326
	San Francisco CA City & County GO	3.000%	6/15/35	500	517
	San Francisco CA City & County GO	4.000%	6/15/35	200	237
	San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,371
	San Francisco CA City & County GO	3.500%	6/15/38	1,000	1,067
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,373
	San Francisco CA City & County GO	4.000%	6/15/40	5,000	5,932
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	2,368
	San Francisco CA City & County GO	4.000%	6/15/41	5,000	5,920
	San Francisco CA City & County GO	4.000%	6/15/42	4,500	5,316
	San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,863
[7]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.050%	12/1/21	2,700	2,700
[6,7]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.460%	12/2/21	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/22	945	987
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	4,245	4,626
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	1,425	1,553
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	6,035	6,964
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	8,929
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	5,410	6,227

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	2,640	2,990
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	3,830	4,337
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	2,072
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	12,685	14,596
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	3,300	3,735
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	4,025	4,556
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,179
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	4,224
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,675	3,073
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	7,655	9,149
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	2,015	2,480
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	8,145	9,713
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	8,625	9,902
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,100	1,262
San Francisco CA Public Utilities Commission Water Revenue, Prere.	4.000%	5/1/22	100	102
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,000	5,101
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	3,020	3,080
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	3,510	3,580
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,730	5,845
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	20	20
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,470	3,935
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,650	4,139
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,835	4,349
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,230	4,797
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,450	5,046
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,680	5,307
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,500	2,835
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,000	5,670
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,000	4,536
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,090	5,772
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,025	2,296
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,130	2,415
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,240	2,540
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	1,520	1,724
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	35	40
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	100	113

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	25	28
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/23	3,335	3,559
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/24	5,775	6,281
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	1,700	1,890
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	3,245	3,607
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	4,056
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,432
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	7,125
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,423
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	7,625	7,777
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,627
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	2,232
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	9,314
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	5,000	6,381
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	100	118
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	751
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	5,275
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	2,750	3,686
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10,125	12,832
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	5,510	7,329
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	2,000	2,646
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	2,000	2,639
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	11,443
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,630
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	9,214
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,620	13,344
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,125	9,642
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	12,545
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	5,875	6,953

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	2,032
[7]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.050%	12/1/21	2,665	2,665
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/22	6,410	6,540
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/22	1,705	1,739
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/27	1,000	1,151
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/31	1,000	1,149
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	25,000	25,280
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	6,874
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	2,104
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	2,207
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	10,235	10,638
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	13,170	13,687
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	14,015	14,564
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	7,000	8,178
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,610	3,751
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,000	3,504
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	9,495	11,077
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	4,429
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	125	156
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	11,639
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	10,495	12,231
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,900
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/38	500	563
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,953
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	275	308
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,000	3,073
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	860	963
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	400	463
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	1,585	1,892

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,000	1,184
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	660	781
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	660	780
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	900	1,063
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/36	625	737
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	341
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	463
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	609
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	595
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	1,052
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	897
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	718
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	1,108
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	1,018
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	888
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	656
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	732
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	920
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/22	125	129
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/23	120	129
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	151

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	493
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	269
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	156
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	595
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	513
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	446
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	525	585
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	533
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	793
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	225	251
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	827
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	472
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	413
San Francisco Community College District GO	5.000%	6/15/25	3,045	3,519
San Francisco Community College District GO	5.000%	6/15/29	760	978
San Francisco Community College District GO	5.000%	6/15/31	500	652
San Francisco Community College District GO	5.000%	6/15/32	805	1,046
San Francisco Community College District GO	4.000%	6/15/33	630	762
San Francisco Community College District GO	4.000%	6/15/34	595	715
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,585	1,680
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,060	1,124
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	2,170	2,300
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	3,025	3,207
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/24	1,640	1,814
San Francisco Unified School District GO	5.000%	6/15/24	1,100	1,228
San Francisco Unified School District GO	5.000%	6/15/27	6,475	7,217
San Francisco Unified School District GO	5.000%	6/15/28	10,170	11,325
San Francisco Unified School District GO	4.000%	6/15/32	5,300	5,404

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,736
	San Francisco Unified School District GO	4.250%	6/15/33	4,000	4,084
	San Francisco Unified School District GO	4.000%	6/15/35	2,010	2,384
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	3,008
	San Francisco Unified School District GO	3.000%	6/15/38	11,120	12,027
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	9,719
	San Francisco Unified School District GO	3.000%	6/15/40	9,000	9,653
[2]	San Jacinto Unified School District COP	5.000%	9/1/23	470	508
[2]	San Jacinto Unified School District COP	5.000%	9/1/24	985	1,107
[2]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,613
[2]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,803
[2]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,974
[2]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	2,173
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/22	320	324
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	7,115	8,587
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,485	1,790
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	5,750	6,933
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	4,725	5,967
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/38	3,385	4,268
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/41	2,645	3,320
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/22	580	579
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	7,140	7,040
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	94
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	12,510	14,141
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	42
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	160	132
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	50	39
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	4,460	5,011
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	92
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/23	16,000	15,953
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	14,575
	San Joaquin Regional Rail Commission COP	5.000%	5/1/23	210	224
	San Joaquin Regional Rail Commission COP	5.000%	5/1/24	230	255
	San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	230
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	237
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	207
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	280
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	348
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	484
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	917
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	946
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	990
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	995
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	443
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	448
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	510	608

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	737
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	500	593
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,509
	San Jose CA GO	5.000%	9/1/41	3,540	4,671
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	6.125%	5/1/31	5,000	5,020
	San Jose Evergreen Community College District GO	4.000%	9/1/29	600	725
	San Jose Evergreen Community College District GO	4.000%	9/1/30	700	841
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	837
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,173
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	1,010
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,465
	San Jose Evergreen Community College District GO	3.000%	9/1/38	2,325	2,536
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,000	1,128
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	3,500	3,611
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	5,000	5,389
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	5,000	5,609
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	4,378
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,455	3,029
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	320	392
	San Jose Unified School District GO	5.000%	8/1/22	500	516
	San Jose Unified School District GO	5.000%	8/1/26	775	935
	San Jose Unified School District GO	5.000%	8/1/27	780	969
[4]	San Jose Unified School District GO	0.000%	8/1/29	2,500	2,270
	San Jose Unified School District GO	4.000%	8/1/42	320	366
[2]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,771
[2]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,769
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,797
	San Juan Unified School District GO	3.000%	8/1/27	6,670	7,504
	San Juan Unified School District GO	4.000%	8/1/28	1,765	2,121
	San Juan Unified School District GO	4.000%	8/1/29	3,445	4,211
	San Juan Unified School District GO	4.000%	8/1/29	1,030	1,236
	San Juan Unified School District GO	4.000%	8/1/30	700	839
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,712
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,196
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,517
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,902
	San Juan Unified School District GO	2.375%	8/1/40	2,000	2,023
[1]	San Leandro Unified School District GO	4.000%	8/1/27	150	176
[1]	San Leandro Unified School District GO	4.000%	8/1/28	200	239
[1]	San Leandro Unified School District GO	4.000%	8/1/29	375	446
[1]	San Leandro Unified School District GO	4.000%	8/1/30	355	421
[1]	San Leandro Unified School District GO	4.000%	8/1/31	415	490
[1]	San Leandro Unified School District GO	4.000%	8/1/32	525	619
[1]	San Leandro Unified School District GO	4.000%	8/1/33	400	471
[1]	San Leandro Unified School District GO	4.000%	8/1/34	670	787
[1]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,465
[1]	San Leandro Unified School District GO	4.000%	8/1/35	275	323
[1]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,614
[1]	San Leandro Unified School District GO	4.000%	8/1/36	1,230	1,442
[1]	San Leandro Unified School District GO	4.000%	8/1/37	905	1,059

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Leandro Unified School District GO	4.000%	8/1/38	810	947
[1]	San Leandro Unified School District GO	4.000%	8/1/39	400	467
	San Lorenzo Unified School District GO	4.000%	8/1/34	375	443
	San Lorenzo Unified School District GO	4.000%	8/1/36	300	353
	San Lorenzo Unified School District GO	4.000%	8/1/38	550	644
	San Lorenzo Unified School District GO	4.000%	8/1/39	1,000	1,169
	San Lorenzo Unified School District GO	4.000%	8/1/40	565	659
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	855	905
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	970	1,027
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	500	529
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	1,070	1,133
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	600	635
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	2,790	2,954
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	3.000%	9/1/23	130	134
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	178
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	140
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	116
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	116
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	376
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	761
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	172
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	927
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	759
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	737
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	1,087
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	907
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,276
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	1,022
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,364
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,199
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,587
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	2,093
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,234

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,742
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,959
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,698
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	4,437
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	2,073
	San Marcos Unified School District GO	4.000%	8/1/32	300	348
	San Marcos Unified School District GO	5.000%	8/1/34	3,565	4,357
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,939
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	4,112
	San Marcos Unified School District GO	4.000%	8/1/37	4,015	4,604
	San Marcos Unified School District GO	4.000%	8/1/38	9,140	10,469
[4]	San Mateo County Community College District GO	0.000%	9/1/22	5,675	5,666
[4]	San Mateo County Community College District GO	0.000%	9/1/24	2,825	2,789
[4]	San Mateo County Community College District GO	0.000%	9/1/25	4,000	3,909
[4]	San Mateo County Community College District GO	0.000%	9/1/30	5,760	5,141
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	3,192
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/22	600	612
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/22	805	824
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/31	1,365	1,576
[7]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	0.020%	12/1/21	13,425	13,425
	San Mateo Foster CA City School District GO, Prere.	4.000%	8/1/25	1,580	1,787
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	708
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	707
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/40	550	647
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,600	7,684
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	14,553
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	920	1,190
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,855
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,943
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	3,312
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,530
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/22	1,335	1,375
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/23	1,630	1,755
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	5,098
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,659
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	5,252
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	5,383
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	5,511

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/23	1,210	1,298
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,235
[2]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	6,140
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	7,640
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	8,078
	San Mateo Union High School District GO	0.000%	9/1/24	2,665	2,546
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	4,061
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	2,237
	San Mateo Union High School District GO	4.000%	9/1/35	1,585	1,815
[6,7]	San Mateo Union High School District GO TOB VRDO	0.070%	12/2/21	1,358	1,358
	San Mateo Union High School District GO, Prere.	0.000%	9/1/23	2,725	2,602
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,315	1,422
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	725	784
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,285	1,392
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	715	775
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	3,155	3,574
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22	1,000	1,025
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	1,250	1,336
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,963
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	2,061
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,519
[4]	San Rafael CA City High School District GO	0.000%	8/1/25	410	398
[4]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	3,164
[4]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,805
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,282
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,429
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,314
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	1,093
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,572
[4]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,709
[4]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,689
	San Rafael City Elementary School District GO	3.000%	8/1/34	325	356
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	897
	San Ramon CA COP	4.000%	6/1/37	1,225	1,400
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	985
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,577
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,628
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,732
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,817
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,898
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/23	1,225	1,302
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/23	1,225	1,302
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	2,000	2,261
	San Ramon Valley Fire Protection District COP	4.000%	8/1/22	85	87

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Ramon Valley Fire Protection District COP	4.000%	8/1/23	100	106
	San Ramon Valley Fire Protection District COP	4.000%	8/1/24	115	126
	San Ramon Valley Fire Protection District COP	4.000%	8/1/25	100	112
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	115
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	118
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	138
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	121
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	128
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	243
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	152
	San Ramon Valley Fire Protection District COP	4.000%	8/1/33	150	182
	San Ramon Valley Fire Protection District COP	4.000%	8/1/34	260	313
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	636
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	359
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	293
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	885
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	357
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	100	104
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	200	207
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	200	207
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	320	332
[4]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,509
[1]	Sanger Unified School District GO	3.000%	8/1/35	680	762
[1]	Sanger Unified School District GO	3.000%	8/1/36	750	839
[1]	Sanger Unified School District GO	3.000%	8/1/37	820	914
[1]	Sanger Unified School District GO	4.000%	8/1/37	330	403
[1]	Sanger Unified School District GO	3.000%	8/1/39	375	411
[1]	Sanger Unified School District GO	4.000%	8/1/39	330	402
[1]	Sanger Unified School District GO	4.000%	8/1/40	250	304
[1]	Sanger Unified School District GO	4.000%	8/1/41	325	394
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/22	100	103
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/23	100	108
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/24	130	146
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/26	200	241
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/27	250	311
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/28	275	325
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/29	350	412
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/30	500	587
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/31	510	598
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/32	500	585
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/33	880	1,029

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,406
[4]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	3,390
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	1,024
	Santa Barbara Unified School District GO	4.000%	8/1/30	300	351
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	4,720	4,908
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,200	5,407
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,230	5,438
	Santa Clara County CA GO	5.000%	8/1/28	8,830	9,108
	Santa Clara County CA GO	3.500%	8/1/38	160	162
[6,7]	Santa Clara County CA GO TOB VRDO	0.070%	12/2/21	8,250	8,250
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/22	6,060	6,194
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/22	4,090	4,180
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/25	6,510	7,537
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/26	6,800	7,835
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	7,500	8,326
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	11,190	11,920
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/35	8,665	9,223
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	2,182
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	2,170
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	2,162
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	2,158
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	2,155
	Santa Clara Unified School District GO	5.000%	7/1/22	2,060	2,118
	Santa Clara Unified School District GO	5.000%	7/1/25	3,595	4,025
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	7,634
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	9,453
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	10,089
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,836
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	5,167
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,742
	Santa Clara Unified School District GO	4.000%	7/1/33	8,750	10,021
	Santa Clara Unified School District GO	3.000%	7/1/34	5,430	5,861
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	6,601
	Santa Clara Unified School District GO	3.000%	7/1/37	6,545	7,016
	Santa Clara Unified School District GO	3.000%	7/1/38	3,225	3,448
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.020%	12/1/21	1,310	1,310
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.050%	12/2/21	13,645	13,645
[7]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.060%	12/2/21	4,650	4,650
	Santa Clara Valley Water District COP	5.000%	6/1/22	550	563
[4]	Santa Clarita Community College District GO	0.000%	8/1/28	400	365
[2]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,700

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Santa Clarita Community College District GO	0.000%	8/1/30	1,860	1,613
	Santa Clarita Community College District GO	3.000%	8/1/33	350	382
	Santa Clarita Community College District GO	3.000%	8/1/37	800	865
	Santa Clarita Community College District GO	3.000%	8/1/38	750	807
	Santa Clarita Community College District GO	3.000%	8/1/39	900	967
	Santa Clarita Community College District GO	3.000%	8/1/40	800	856
	Santa Clarita Community College District GO, Prere.	5.000%	8/1/22	5,450	5,625
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	416
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	376
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	441
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	454
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	256
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	410
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	564
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/33	365	443
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/36	800	891
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/39	900	992
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/40	700	765
	Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,713
	Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,846
	Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,839
	Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,955
	Santa Monica Community College District GO	0.000%	8/1/24	4,510	4,439
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	10,553
	Santa Monica Community College District GO	5.000%	8/1/30	500	632
	Santa Monica Community College District GO	5.000%	8/1/31	600	756
	Santa Monica Community College District GO	5.000%	8/1/32	535	673
	Santa Monica Community College District GO	4.000%	8/1/33	500	592
	Santa Monica Community College District GO	4.000%	8/1/34	655	774
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,000	2,196
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,565	2,817
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	3,510	3,854
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	5.000%	7/1/33	1,925	2,600
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	2,365	2,925
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	814
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	119
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	178
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	260
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	411
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	586
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	403
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	723
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	605

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	872
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/40	500	580
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/41	400	463
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/42	500	578
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/30	250	309
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/31	350	432
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/32	250	308
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/33	250	308
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/34	315	387
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/35	350	430
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/36	430	502
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	542
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	1,600	1,809
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	1,150	1,300
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	160	181
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/22	1,165	1,207
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	950
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	1,107
[2,3]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	10,124
[1]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	901
[1]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	1,095
[1]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	1,187
[2]	Santa Rosa High School District GO	5.000%	8/1/28	500	598
[2]	Santa Rosa High School District GO	5.000%	8/1/30	800	953
[2]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,301
[2]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,174
[1]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,831
[2]	Santa Rosa High School District GO	5.000%	8/1/35	750	888
[1]	Santa Rosa High School District GO	4.000%	8/1/37	425	510
[1]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,320
[1]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	1,192
[1]	Santa Rosa High School District GO	4.000%	8/1/42	1,000	1,189
	Santee CDC Successor Agency Tax Allocation Revenue	5.000%	8/1/22	570	587
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/22	100	103
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/24	180	196
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/26	690	785
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/30	500	584
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	600	697
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/40	700	804
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/41	275	316
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,677
	Sequoia Union High School District GO	4.000%	7/1/43	32,370	34,987
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/31	300	367
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/32	275	337
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/36	700	804
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/37	1,000	1,147
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	230	235

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	260	274
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	480	520
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	322
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	340
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	818
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	630	797
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	8/1/25	1,000	1,167
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	8/1/25	1,000	1,167
	Simi Valley Unified School District GO	5.000%	8/1/22	1,500	1,548
	Simi Valley Unified School District GO	5.000%	8/1/24	3,455	3,880
[2]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,883
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,436
[2]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,753
[2]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,371
	Simi Valley Unified School District GO	4.000%	8/1/32	200	235
	Simi Valley Unified School District GO	4.000%	8/1/33	190	223
	Simi Valley Unified School District GO	3.000%	8/1/34	320	349
	Simi Valley Unified School District GO	3.000%	8/1/35	525	572
	Simi Valley Unified School District GO	3.000%	8/1/36	750	816
	Simi Valley Unified School District GO	4.000%	8/1/36	1,240	1,451
	Simi Valley Unified School District GO	3.000%	8/1/37	500	543
	Simi Valley Unified School District GO	4.000%	8/1/37	1,320	1,542
	Simi Valley Unified School District GO	4.000%	8/1/38	350	408
	Simi Valley Unified School District GO	4.000%	8/1/39	365	425
[2]	Snowline Joint Unified School District COP	3.000%	9/1/34	400	424
	Solana Beach School District Special Tax Revenue	5.000%	9/1/29	2,115	2,185
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	2,655	2,740
	Solano Irrigation District COP	4.000%	8/1/41	3,935	4,701
	Sonoma County Junior College District GO	3.000%	8/1/39	1,055	1,153
	Sonoma County Transportation Authority Sales Tax Revenue	5.000%	12/1/22	2,520	2,642
	Sonoma Valley Unified School District GO	5.000%	8/1/32	1,250	1,443
	Sonoma Valley Unified School District GO	4.000%	8/1/41	200	235
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, Prere.	5.000%	3/1/22	550	557
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, Prere.	5.000%	3/1/22	10	10
	South Bay Union School District/San Diego County BAN GO	0.000%	8/1/22	2,250	2,242
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	10	13
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	393
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	15	19
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	612
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	30	39
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	1,140
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	45	58

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,633
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	75	97
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,704
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	90	117
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	3,163
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,026
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,282
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	435
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	662
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/38	870	1,042
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	831
	South San Francisco Unified School District GO	4.000%	9/1/33	6,340	7,127
	South San Francisco Unified School District GO	5.000%	9/1/40	150	173
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	3,600	3,952
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	6,790	7,750
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	1,992
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/31	5,725	6,609
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/33	11,695	13,465
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	5,000	5,749
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/35	8,490	9,749
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	5,226
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/26	320	385
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/27	350	434
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/28	585	745
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/29	480	625
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/30	400	531
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/31	375	497
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/32	520	688
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	1,110
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,555

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	743
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	842
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,406
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,932
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/29	2,000	2,603
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/30	1,740	2,309
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/31	1,665	2,205
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/32	1,445	1,912
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/33	1,230	1,626
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	3,418
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/22	500	522
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/23	5,540	6,049
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,678
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	8,253
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	5,148
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	3,018
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	498
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	8,055	10,907
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/22	900	929
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/23	1,370	1,479
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/26	750	873
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,460	1,696
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/29	1,500	1,738
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/30	1,120	1,296
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/31	1,470	1,700
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/32	2,410	2,785
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/33	2,325	2,684
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/34	4,825	5,562
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/35	2,840	3,268

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/36	3,000	3,447
	Southwestern Community College District GO	5.000%	8/1/29	1,000	1,205
	Southwestern Community College District GO	5.000%	8/1/29	300	372
	Southwestern Community College District GO	5.000%	8/1/30	300	371
	Southwestern Community College District GO	4.000%	8/1/31	300	352
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,144
	Southwestern Community College District GO	4.000%	8/1/32	250	293
	Southwestern Community College District GO	4.000%	8/1/33	300	351
	Southwestern Community College District GO	4.000%	8/1/33	250	312
	Southwestern Community College District GO	4.000%	8/1/34	1,760	2,008
	Southwestern Community College District GO	4.000%	8/1/35	1,500	1,710
	Southwestern Community College District GO	4.000%	8/1/35	350	433
	Southwestern Community College District GO	4.000%	8/1/36	1,200	1,400
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,611
	Southwestern Community College District GO	4.000%	8/1/37	2,385	2,778
	Southwestern Community College District GO	4.000%	8/1/37	730	863
	Southwestern Community College District GO	4.000%	8/1/37	400	493
	Southwestern Community College District GO	3.000%	8/1/38	900	996
	Southwestern Community College District GO	4.000%	8/1/38	1,750	2,036
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,310
	Southwestern Community College District GO	4.000%	8/1/39	1,745	2,057
	Southwestern Community College District GO	4.000%	8/1/40	1,890	2,224
	Southwestern Community College District GO, ETM	0.000%	8/1/24	750	741
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,052
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,857
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,779
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,150
[10]	St. Helena Unified School District GO, 4.000% coupon rate effective 8/1/23	0.000%	8/1/27	4,550	4,866
	State Center Community College District GO	5.000%	8/1/27	675	837
	State Center Community College District GO	4.000%	8/1/34	1,000	1,151
	State Center Community College District GO	4.000%	8/1/36	1,045	1,200
	State Center Community College District GO	4.000%	8/1/37	1,025	1,175
	State Center Community College District GO	3.000%	8/1/40	5,000	5,472
	Stockton Public Financing Authority Lease (Non-Terminable) Revenue BAN	1.400%	6/1/22	17,500	17,500
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/23	725	785
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/24	900	1,012
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/25	1,000	1,163
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/26	1,000	1,197
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/27	2,200	2,704
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/28	1,815	2,279
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/29	1,560	1,958
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/30	1,765	2,211
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/32	1,635	2,041
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/33	1,290	1,608
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/34	1,590	1,979
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/35	1,550	1,927
[1]	Stockton Public Financing Authority Lease Revenue	4.000%	10/1/37	1,730	1,985
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/22	1,000	1,034
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/23	1,015	1,095
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/24	1,000	1,121
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/25	1,250	1,401
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/26	1,375	1,539
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,396

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/28	2,215	2,474
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,179
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/22	950	975
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/23	660	700
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,190
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,232
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,337
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.125%	10/1/23	1,000	1,107
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,965	2,343
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,781
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,403
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,070	2,434
	Stockton Unified School District GO	5.000%	8/1/22	2,650	2,734
[2]	Stockton Unified School District GO	5.000%	7/1/23	1,110	1,140
	Stockton Unified School District GO	5.000%	8/1/23	2,055	2,216
[2]	Stockton Unified School District GO	5.000%	7/1/24	1,570	1,614
[1]	Stockton Unified School District GO	5.000%	8/1/24	100	112
[2]	Stockton Unified School District GO	0.000%	8/1/27	740	686
[1]	Stockton Unified School District GO	5.000%	8/1/27	225	277
[1]	Stockton Unified School District GO	5.000%	8/1/28	1,000	1,120
[1]	Stockton Unified School District GO	5.000%	8/1/28	885	1,116
[1]	Stockton Unified School District GO	5.000%	8/1/29	600	672
[1]	Stockton Unified School District GO	5.000%	8/1/29	805	1,012
[2]	Stockton Unified School District GO	4.000%	8/1/30	1,960	2,131
[1]	Stockton Unified School District GO	5.000%	8/1/30	1,555	1,741
[1]	Stockton Unified School District GO	5.000%	8/1/30	130	163
[1]	Stockton Unified School District GO	5.000%	8/1/31	1,875	2,099
[1]	Stockton Unified School District GO	5.000%	8/1/32	2,060	2,304
[2]	Stockton Unified School District GO	0.000%	8/1/33	635	503
[1]	Stockton Unified School District GO	5.000%	8/1/33	2,250	2,516
[1]	Stockton Unified School District GO	3.250%	8/1/34	630	674
[2]	Stockton Unified School District GO	4.000%	8/1/34	4,250	5,183
[1]	Stockton Unified School District GO	5.000%	8/1/34	2,105	2,352
[2]	Stockton Unified School District GO	4.000%	8/1/35	3,000	3,646
[2]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,422
[2]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,718
[2]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,378
[1]	Stockton Unified School District GO	4.000%	8/1/39	155	168
[2]	Stockton Unified School District GO	4.000%	8/1/39	2,620	3,146
[2]	Stockton Unified School District GO	4.000%	8/1/40	2,600	3,114
[2]	Stockton Unified School District GO	3.000%	8/1/41	1,000	1,073
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/23	1,110	1,202
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,123
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,431
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,524
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,433

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,524
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,119
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	2,297
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,581
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,367
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,561
[1]	Sutter Union High School District GO	3.000%	8/1/38	735	761
[2]	Sweetwater Union High School District GO	0.000%	8/1/23	1,575	1,557
	Sweetwater Union High School District GO	3.000%	8/1/23	815	842
[1]	Sweetwater Union High School District GO	5.000%	8/1/23	1,090	1,168
	Sweetwater Union High School District GO	3.000%	8/1/24	300	315
[1]	Sweetwater Union High School District GO	5.000%	8/1/24	1,255	1,394
	Sweetwater Union High School District GO	3.000%	8/1/25	455	485
	Sweetwater Union High School District GO	4.000%	8/1/27	250	277
[1]	Sweetwater Union High School District GO	5.000%	8/1/27	7,000	7,773
[1]	Sweetwater Union High School District GO	5.000%	8/1/28	8,000	8,872
	Sweetwater Union High School District GO	5.000%	8/1/31	625	726
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,830
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	381
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/26	175	209
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/27	200	238
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/28	405	481
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/29	495	587
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/30	490	580
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/31	180	213
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/32	215	254
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/33	225	265
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/34	245	288
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/35	515	579
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/36	255	287
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/37	310	348
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/39	260	291
	Tahoe-Truckee Unified School District GO	5.000%	8/1/26	330	397
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/21	1,495	1,497
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22	800	836
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,519
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,942
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	2,091
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,450	1,738
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,229
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	555	682
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	614

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	656
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,225
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	961
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	2,018
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	2,083
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	3,198
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	3,373
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,862
[1]	Temecula Valley Unified School District GO, Prere.	4.300%	8/1/24	2,000	2,209
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.450%	6/1/30	150	152
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,550	2,015
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,584
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,250	1,502
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,198
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,550	1,851
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	300	357
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	2,375
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,256
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	300	355
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,000	1,024
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,000	2,141
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,231
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,801
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,448
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,500	1,880
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,921
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	4,686
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,278
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,550
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,815

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,265
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	1,000	1,262
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	2,000	2,518
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/22	120	122
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/23	145	150
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	173
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	203
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	235
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	265
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	303
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	338
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	371
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,447
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	3,641
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	400	430
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	447
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	1,113
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	698
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	719
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	757
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	906
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	855
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	647
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	774
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	643
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	642
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	769
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	700	896
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,274
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,271
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,268
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,475
[2]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,736
[2]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,155
[2]	Tulare CA Sewer Revenue	4.000%	11/15/38	1,250	1,442
[2]	Tulare CA Sewer Revenue	4.000%	11/15/39	1,390	1,600
[2]	Tulare CA Sewer Revenue	4.000%	11/15/40	1,200	1,380
[2]	Tulare CA Sewer Revenue	4.000%	11/15/41	1,000	1,148
[1]	Tulare Local Health Care District GO	4.000%	8/1/22	400	410
[1]	Tulare Local Health Care District GO	4.000%	8/1/23	720	760
[1]	Tulare Local Health Care District GO	4.000%	8/1/24	405	440
[1]	Tulare Local Health Care District GO	4.000%	8/1/25	455	507
[1]	Tulare Local Health Care District GO	4.000%	8/1/26	515	587
[1]	Tulare Local Health Care District GO	4.000%	8/1/27	580	674
[1]	Tulare Local Health Care District GO	4.000%	8/1/28	435	514
[1]	Tulare Local Health Care District GO	4.000%	8/1/29	735	882
[1]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,603
[1]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,669
[1]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,474
[1]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,797

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	5,891
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,721
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	6,735
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,950	2,343
[7]	Turlock Unified School District GO	3.000%	8/1/34	1,095	1,183
[7]	Turlock Unified School District GO	3.000%	8/1/35	1,175	1,268
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/22	1,390	1,434
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/23	750	808
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	1,000	1,116
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	3,253
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,642
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	4,477
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	4,145
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,977
[2]	Twin Rivers Unified School District GO	5.000%	8/1/22	515	531
[2]	Twin Rivers Unified School District GO	5.000%	8/1/22	625	644
[4]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	3,071
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/31	1,820	2,107
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,574
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,472
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,446
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,156
[4]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,192
	Union Elementary School District GO	0.000%	9/1/29	110	98
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/32	800	987
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/33	1,030	1,265
	United Water Conservation District COP	5.000%	10/1/27	700	867
	United Water Conservation District COP	5.000%	10/1/28	740	940
	United Water Conservation District COP	5.000%	10/1/29	785	1,009
	United Water Conservation District COP	5.000%	10/1/30	835	1,096
	United Water Conservation District COP	5.000%	10/1/31	855	1,118
	United Water Conservation District COP	5.000%	10/1/32	875	1,142
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,300
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,341
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,399
	United Water Conservation District COP	4.000%	10/1/36	935	1,126
	United Water Conservation District COP	4.000%	10/1/37	980	1,177
	United Water Conservation District COP	4.000%	10/1/38	1,010	1,211
	United Water Conservation District COP	4.000%	10/1/39	1,055	1,262
	United Water Conservation District COP	4.000%	10/1/40	625	747
[9]	University of California College & University Revenue	5.000%	5/15/23	2,210	2,340
	University of California College & University Revenue	5.000%	5/15/24	690	768
[9]	University of California College & University Revenue	5.000%	5/15/24	2,000	2,201
	University of California College & University Revenue	5.000%	5/15/25	9,240	10,673
[9]	University of California College & University Revenue	5.000%	5/15/25	1,250	1,425
	University of California College & University Revenue	4.000%	5/15/27	3,820	4,501
	University of California College & University Revenue	5.000%	5/15/27	7,075	8,183
[9]	University of California College & University Revenue	5.000%	5/15/27	3,000	3,627
	University of California College & University Revenue	4.000%	5/15/28	9,030	10,874
	University of California College & University Revenue	4.000%	5/15/28	7,110	8,537
	University of California College & University Revenue	5.000%	5/15/28	9,265	10,709

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/28	7,110	8,218
[9]	University of California College & University Revenue	5.000%	5/15/28	3,000	3,719
[9]	University of California College & University Revenue	5.000%	5/15/29	8,250	10,494
	University of California College & University Revenue	4.000%	5/15/30	7,535	8,948
	University of California College & University Revenue	4.000%	5/15/30	7,705	9,124
	University of California College & University Revenue	5.000%	5/15/30	3,515	3,750
	University of California College & University Revenue	5.000%	5/15/30	1,195	1,424
[9]	University of California College & University Revenue	5.000%	5/15/30	6,690	8,698
	University of California College & University Revenue	4.000%	5/15/31	5,270	6,208
	University of California College & University Revenue	5.000%	5/15/31	2,315	2,665
	University of California College & University Revenue	5.000%	5/15/31	15,095	18,520
	University of California College & University Revenue	5.000%	5/15/31	9,010	10,378
[9]	University of California College & University Revenue	5.000%	5/15/31	5,750	7,632
	University of California College & University Revenue	5.000%	5/15/32	3,250	4,075
[9]	University of California College & University Revenue	5.000%	5/15/32	6,700	9,080
	University of California College & University Revenue	5.250%	5/15/32	3,140	3,505
	University of California College & University Revenue	4.000%	5/15/33	17,715	20,484
	University of California College & University Revenue	5.000%	5/15/33	15,470	16,481
	University of California College & University Revenue	5.000%	5/15/33	6,760	8,473
	University of California College & University Revenue	5.000%	5/15/33	12,095	14,782
	University of California College & University Revenue	5.000%	5/15/33	5,415	5,770
	University of California College & University Revenue	5.000%	5/15/33	5,025	5,981
	University of California College & University Revenue	5.000%	5/15/33	6,995	8,033
[9]	University of California College & University Revenue	5.000%	5/15/33	2,800	3,784
	University of California College & University Revenue	4.000%	5/15/34	10,620	12,264
	University of California College & University Revenue	4.000%	5/15/34	10,000	10,832
	University of California College & University Revenue	5.000%	5/15/34	15,905	16,942
	University of California College & University Revenue	5.000%	5/15/34	12,800	15,635
	University of California College & University Revenue	5.000%	5/15/34	3,955	4,706
	University of California College & University Revenue	5.000%	5/15/34	6,395	7,831
	University of California College & University Revenue	5.000%	5/15/34	1,525	1,909
[9]	University of California College & University Revenue	5.000%	5/15/34	2,895	3,900
	University of California College & University Revenue	4.000%	5/15/35	5,790	6,679
	University of California College & University Revenue	5.000%	5/15/35	11,290	13,777
	University of California College & University Revenue	5.000%	5/15/35	2,060	2,450
	University of California College & University Revenue	5.000%	5/15/35	5,160	6,309
	University of California College & University Revenue	5.000%	5/15/35	4,210	5,262
	University of California College & University Revenue	5.000%	5/15/35	625	799
	University of California College & University Revenue	5.000%	5/15/35	10,000	13,062
[9]	University of California College & University Revenue	5.000%	5/15/35	6,420	8,632
	University of California College & University Revenue	4.000%	5/15/36	4,000	4,889
	University of California College & University Revenue	5.000%	5/15/36	5,425	6,450
	University of California College & University Revenue	5.000%	5/15/36	4,295	5,365
	University of California College & University Revenue	5.000%	5/15/36	15,040	18,354
	University of California College & University Revenue	5.000%	5/15/36	4,500	4,792
	University of California College & University Revenue	5.000%	5/15/36	1,250	1,596
	University of California College & University Revenue	5.000%	5/15/36	3,050	3,973
[9]	University of California College & University Revenue	5.000%	5/15/36	6,630	8,885
	University of California College & University Revenue	4.000%	5/15/37	14,400	17,308
	University of California College & University Revenue	4.000%	5/15/37	4,000	4,877
	University of California College & University Revenue	5.000%	5/15/37	5,240	6,516
	University of California College & University Revenue	5.000%	5/15/37	9,530	11,647
	University of California College & University Revenue	5.000%	5/15/37	11,710	14,311
	University of California College & University Revenue	5.000%	5/15/37	14,620	18,232
	University of California College & University Revenue	5.000%	5/15/37	375	444

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	University of California College & University Revenue	5.000%	5/15/37	9,665	12,897
	University of California College & University Revenue	4.000%	5/15/38	4,545	5,526
	University of California College & University Revenue	5.000%	5/15/38	5,065	6,290
	University of California College & University Revenue	5.000%	5/15/38	19,090	23,773
	University of California College & University Revenue	5.000%	5/15/38	4,355	5,540
	University of California College & University Revenue	5.000%	5/15/38	10,065	13,040
[9]	University of California College & University Revenue	5.000%	5/15/38	5,650	7,518
	University of California College & University Revenue	4.000%	5/15/39	10,555	12,806
	University of California College & University Revenue	4.000%	5/15/39	9,300	11,320
	University of California College & University Revenue	5.000%	5/15/39	2,345	2,978
	University of California College & University Revenue	5.000%	5/15/39	10,000	12,931
[9]	University of California College & University Revenue	5.000%	5/15/39	3,000	3,979
	University of California College & University Revenue	4.000%	5/15/40	24,275	28,934
	University of California College & University Revenue	4.000%	5/15/40	3,000	3,636
	University of California College & University Revenue	4.000%	5/15/40	8,000	9,688
	University of California College & University Revenue	5.000%	5/15/40	135	171
[9]	University of California College & University Revenue	5.000%	5/15/40	3,000	3,972
	University of California College & University Revenue	4.000%	5/15/41	7,000	8,463
	University of California College & University Revenue	4.000%	5/15/41	5,000	6,026
[9]	University of California College & University Revenue	5.000%	5/15/41	4,000	5,273
	University of California College & University Revenue (Prerefunded-Limited Project), Prere.	5.000%	5/15/22	6,540	6,683
	University of California College & University Revenue (Unrefunded-Limited Project)	5.000%	5/15/32	7,490	7,654
	University of California College & University Revenue PUT	5.000%	5/15/23	50,595	54,069
[6,7]	University of California College & University Revenue TOB VRDO	0.070%	12/2/21	5,000	5,000
[6,7]	University of California College & University Revenue TOB VRDO	0.070%	12/2/21	4,200	4,200
[6,7]	University of California College & University Revenue TOB VRDO	0.070%	12/2/21	7,690	7,690
[6,7]	University of California College & University Revenue TOB VRDO	0.070%	12/2/21	3,950	3,950
	University of California College & University Revenue VRDO	0.010%	12/1/21	4,100	4,100
	University of California College & University Revenue VRDO	0.020%	12/1/21	6,160	6,160
	University of California College & University Revenue VRDO	0.020%	12/1/21	6,400	6,400
	University of California College & University Revenue, Prere.	5.000%	5/15/23	650	694
	University of California College & University Revenue, Prere.	5.000%	5/15/23	4,695	5,015
	University of California College & University Revenue, Prere.	5.250%	5/15/24	1,860	2,083
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	6,010	6,682
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	10,000	11,191
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	10,015	11,482
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	5,933
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	9,980
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	14,305
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	16,547
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	6,852
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	11,510
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	500	561
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	25,000	25,000

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	29,355	29,355
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	15,400	15,400
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	14,940	15,969
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	5,000	5,344
Upland CA COP	5.000%	1/1/22	925	928
Upland CA COP	5.000%	1/1/23	900	943
Upland CA COP	5.000%	1/1/25	1,060	1,196
Upland CA COP	5.000%	1/1/26	500	582
Upland CA COP	5.000%	1/1/27	2,215	2,649
Upland CA COP	5.000%	1/1/28	2,030	2,487
Upland CA COP	5.000%	1/1/29	835	1,020
Upland CA COP	5.000%	1/1/30	1,455	1,767
Upland CA COP	5.000%	1/1/31	1,465	1,773
Upland CA COP	5.000%	1/1/33	1,710	2,061
Upland CA COP	5.000%	1/1/34	1,500	1,806
Upland CA COP	4.000%	1/1/35	2,025	2,286
Upland CA COP	4.000%	1/1/36	1,000	1,127
Upland Community Facilities District Special Tax Revenue	5.000%	9/1/31	1,110	1,143
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/36	435	546
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/37	420	526
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/38	800	1,001
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/39	1,000	1,250
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/40	1,000	1,248
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/22	710	733
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/23	375	405
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/24	275	309
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/25	615	695
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/26	710	823
Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	545	657
Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,489
Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/22	600	620
Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/23	865	934
Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/24	1,325	1,487
Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/25	1,390	1,555
Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/26	1,460	1,628
Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/27	1,200	1,336

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,335
	Vacaville Unified School District GO	4.000%	8/1/34	100	119
	Vacaville Unified School District GO	4.000%	8/1/35	200	238
	Vacaville Unified School District GO	4.000%	8/1/36	300	357
	Vacaville Unified School District GO	4.000%	8/1/37	300	356
	Vacaville Unified School District GO	4.000%	8/1/39	500	592
	Vacaville Unified School District GO	4.000%	8/1/40	500	591
[2]	Val Verde Unified School District COP	5.000%	3/1/25	250	286
[2]	Val Verde Unified School District COP	5.000%	3/1/26	260	307
[2]	Val Verde Unified School District COP	5.000%	3/1/27	275	334
[2]	Val Verde Unified School District COP	5.000%	3/1/28	280	349
[2]	Val Verde Unified School District COP	5.000%	3/1/29	450	557
[2]	Val Verde Unified School District COP	5.000%	3/1/30	850	1,046
[2]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,243
[1]	Val Verde Unified School District GO	3.000%	8/1/22	250	255
[1]	Val Verde Unified School District GO	4.000%	8/1/22	500	512
[1]	Val Verde Unified School District GO	4.000%	8/1/23	450	477
[1]	Val Verde Unified School District GO	4.000%	8/1/27	120	141
[1]	Val Verde Unified School District GO	4.000%	8/1/28	115	137
[1]	Val Verde Unified School District GO	3.000%	8/1/30	220	245
[1]	Val Verde Unified School District GO	4.000%	8/1/30	125	148
[1]	Val Verde Unified School District GO	4.000%	8/1/31	100	118
[1]	Val Verde Unified School District GO	4.000%	8/1/33	300	352
[1]	Val Verde Unified School District GO	4.000%	8/1/33	140	164
[1]	Val Verde Unified School District GO	4.000%	8/1/35	250	293
[1]	Val Verde Unified School District GO	4.000%	8/1/36	150	175
[1]	Val Verde Unified School District GO	4.000%	8/1/37	200	233
[1]	Val Verde Unified School District GO	4.000%	8/1/37	250	292
[1]	Val Verde Unified School District GO	4.000%	8/1/38	275	320
[1]	Val Verde Unified School District GO	4.000%	8/1/39	300	349
[2]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	1,204
[1]	Val Verde Unified School District GO	4.000%	8/1/40	225	261
[1]	Val Verde Unified School District GO	4.000%	8/1/40	250	290
[1]	Vallejo CA Water Revenue	4.000%	5/1/28	250	298
[1]	Vallejo CA Water Revenue	4.000%	5/1/29	150	182
[1]	Vallejo CA Water Revenue	4.000%	5/1/30	150	184
[1]	Vallejo CA Water Revenue	4.000%	5/1/31	200	249
[1]	Vallejo CA Water Revenue	4.000%	5/1/32	175	217
[1]	Vallejo CA Water Revenue	4.000%	5/1/33	150	186
[1]	Vallejo CA Water Revenue	4.000%	5/1/34	250	309
[1]	Vallejo CA Water Revenue	4.000%	5/1/35	250	309
[1]	Vallejo CA Water Revenue	4.000%	5/1/36	240	296
[1]	Vallejo CA Water Revenue	4.000%	5/1/37	400	491
[1]	Vallejo CA Water Revenue	4.000%	5/1/38	500	612
[1]	Vallejo CA Water Revenue	4.000%	5/1/39	650	794
[1]	Vallejo CA Water Revenue	4.000%	5/1/40	350	425
[1]	Vallejo CA Water Revenue	4.000%	5/1/41	500	606
[1]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,362
[1]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,466
[1]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,574
	Ventura County Community College District GO	0.000%	8/1/28	15,000	13,820
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,200	1,253
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,000	1,044

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,250	1,305
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	2,000	2,088
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,855
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,986
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	2,090
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,236
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,231
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,229
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	890
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,950
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/22	470	479
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	6,877
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	335	346
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	432
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	656
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,443
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,801
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,421
	Vista Unified School District GO, Prere.	5.000%	8/1/22	5,000	5,161
[4]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	3,236
	Washington Township Health Care District GO	5.000%	8/1/23	170	183
	Washington Township Health Care District GO	4.000%	8/1/24	625	682
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,647
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,663
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,201
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	540	551
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	725	744
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	615	631
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	428
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	570	610
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	875	936
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	412
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	833
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	678
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	745
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	724
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	891
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	891

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	517
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	1,032
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	930
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,505
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	907
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	523
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	1,132
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	919
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	487
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	935
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,207
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,399
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	962
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	509
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,841
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	956
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,702
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	878
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	110
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	466
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,763
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	1,131
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,785
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	500	621
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,972
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,536
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,573
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	3,353
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	728

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	106
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	725
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,479
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	2,300
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	617
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	774
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	1,288
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	27
	West Basin CA Municipal Water District Water Revenue	5.000%	8/1/22	2,010	2,075
[2]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	328
[2]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	328
[2]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	298
[2]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	281
[2]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	478
[2]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	460
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	6,201
[11]	West Contra Costa Unified School District GO	0.000%	8/1/27	785	733
[2]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	411
[2]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	523
[4]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,830
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	527
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	598
[2]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,783
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	754
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	736
[4]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	5,399
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	778
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	828
	West Contra Costa Unified School District GO	5.000%	8/1/30	3,425	3,809
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,227
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	1,043
	West Contra Costa Unified School District GO	5.000%	8/1/31	5,690	6,323
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,535
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,927
	West Contra Costa Unified School District GO	5.000%	8/1/32	5,560	6,178
	West Contra Costa Unified School District GO	5.000%	8/1/32	1,825	2,108
[11]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	2,141
[4]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	803
[2,13]	West Contra Costa Unified School District GO	0.000%	8/1/33	6,000	4,847
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	1,135
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,433
	West Contra Costa Unified School District GO	5.000%	8/1/33	3,265	3,630
	West Contra Costa Unified School District GO	5.000%	8/1/33	915	1,057
	West Contra Costa Unified School District GO	5.000%	8/1/33	1,020	1,179
[4]	West Contra Costa Unified School District GO	0.000%	8/1/34	245	192
[2]	West Contra Costa Unified School District GO	3.000%	8/1/34	565	639
[2]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	2,035
	West Contra Costa Unified School District GO	5.000%	8/1/34	2,010	2,321

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Contra Costa Unified School District GO	5.000%	8/1/34	1,070	1,236
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,400	1,615
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,000	1,154
[2]	West Contra Costa Unified School District GO	3.000%	8/1/36	910	1,019
[2]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	831
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	727
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	771
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	729
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	767
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	766
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	766
	West Contra Costa Unified School District GO	5.000%	8/1/40	255	294
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	390	485
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	936
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	808
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,336
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,810
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,866
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	525
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	1,021
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	2,214
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	1,151
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,935
	West Sonoma County Union High School District GO	5.000%	8/1/34	200	250
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	622
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,267
	West Valley-Mission Community College District GO	5.000%	8/1/31	200	232
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,335	1,769
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	3,000	3,953
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	3,100	4,077
[2]	Western Placer Unified School District COP	3.000%	8/1/23	600	625
	Western Placer Unified School District GO	5.000%	8/1/28	200	239
	Western Placer Unified School District GO	5.000%	8/1/29	200	240
	Western Placer Unified School District GO	5.000%	8/1/30	380	454
[1]	Western Placer Unified School District GO	4.000%	8/1/31	885	1,032
[1]	Western Placer Unified School District GO	4.000%	8/1/31	755	880
	Western Placer Unified School District GO	5.000%	8/1/31	565	672
[1]	Western Placer Unified School District GO	4.000%	8/1/32	920	1,069
[1]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,140
[1]	Western Placer Unified School District GO	4.000%	8/1/34	545	628
[1]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,179
[1]	Western Placer Unified School District GO	4.000%	8/1/35	630	725
[1]	Western Placer Unified School District GO	4.000%	8/1/36	1,070	1,229

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/22	340	349
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/23	125	133
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	421
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	336
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	516
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	526
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	279
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	482
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	501
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	274
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	365
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	504
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	605
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	363
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	663
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	601
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	636
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,388
[2]	Westlands Water District Water Revenue, ETM	5.000%	9/1/22	765	792
[2]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,000	1,036
[2]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,250	1,295
	Whittier Union High School District GO	4.000%	8/1/41	1,000	1,181
[2]	William S Hart Union High School District GO	0.000%	9/1/29	10	9
	William S Hart Union High School District GO	0.000%	8/1/33	570	467
	William S Hart Union High School District GO, Prere.	5.000%	9/1/22	1,835	1,901
	William S Hart Union High School District GO, Prere.	5.000%	9/1/22	1,085	1,124
	Wiseburn School District GO	4.125%	8/1/33	2,045	2,092
	Yuba Community College District GO	3.000%	8/1/28	1,000	1,113
	Yuba Community College District GO	3.000%	8/1/29	2,000	2,208
					19,444,331
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	625	641
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,238
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,479
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,813
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,645
	Guam Government Waterworks Authority Water Revenue, Prere.	5.250%	7/1/23	4,000	4,303
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	475

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	160	167
Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,933
Guam Miscellaneous Taxes Revenue	5.000%	1/1/42	285	286
Guam Miscellaneous Taxes Revenue	5.125%	1/1/42	2,550	2,560
Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/22	1,340	1,400
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/22	1,605	1,663
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	1,995
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,603
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	2,007
				33,208
Puerto Rico (0.5%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	2,767	2,655
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,802	7,130
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,159	9,640
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,871	2,304
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	49,933	55,925
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,930	6,642
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	355	402

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	5,990	6,789
				91,487
Total Tax-Exempt Municipal Bonds (Cost $18,635,899)				19,569,026
Total Investments (101.5%) (Cost $18,635,899)				19,569,026
Other Assets and Liabilities—Net (-1.5%)				(288,174)
Net Assets (100%)				19,280,852
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Securities with a value of $3,966,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $564,263,000, representing 2.9% of net assets.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2021.
10	Step bond.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

California Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2022	1,894	229,929	1,794

Short Futures Contracts
10-Year U.S. Treasury Note	March 2022	(262)	(34,273)	(227)
Ultra 10-Year U.S. Treasury Note	March 2022	(707)	(103,852)	(1,190)
Ultra Long U.S. Treasury Bond	March 2022	(312)	(62,576)	(2,050)
				(3,467)
				(1,673)

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $18,635,899)	19,569,026
Investment in Vanguard	625
Receivables for Investment Securities Sold	4,690
Receivables for Accrued Income	173,219
Receivables for Capital Shares Issued	10,869
Other Assets	174
Total Assets	19,758,603
Liabilities
Due to Custodian	37
Payables for Investment Securities Purchased	449,978
Payables for Capital Shares Redeemed	17,236
Payables for Distributions	7,917
Payables to Vanguard	772
Variation Margin Payable—Futures Contracts	1,811
Total Liabilities	477,751
Net Assets	19,280,852
At November 30, 2021, net assets consisted of:

Paid-in Capital	18,343,964
Total Distributable Earnings (Loss)	936,888
Net Assets	19,280,852

Investor Shares—Net Assets
Applicable to 150,315,595 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,836,548
Net Asset Value Per Share—Investor Shares	$12.22

Admiral Shares—Net Assets
Applicable to 1,427,760,807 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,444,304
Net Asset Value Per Share—Admiral Shares	$12.22

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2021
($000)
Investment Income
Income
Interest	407,320
Total Income	407,320
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,722
Management and Administrative—Investor Shares	2,786
Management and Administrative—Admiral Shares	12,871
Marketing and Distribution—Investor Shares	149
Marketing and Distribution—Admiral Shares	665
Custodian Fees	72
Auditing Fees	31
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—Admiral Shares	60
Trustees’ Fees and Expenses	5
Total Expenses	18,380
Net Investment Income	388,940
Realized Net Gain (Loss)
Investment Securities Sold	18,586
Futures Contracts	(5,657)
Realized Net Gain (Loss)	12,929
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(186,540)
Futures Contracts	(2,088)
Change in Unrealized Appreciation (Depreciation)	(188,628)
Net Increase (Decrease) in Net Assets Resulting from Operations	213,241

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	388,940	389,965
Realized Net Gain (Loss)	12,929	46,340
Change in Unrealized Appreciation (Depreciation)	(188,628)	293,579
Net Increase (Decrease) in Net Assets Resulting from Operations	213,241	729,884
Distributions
Investor Shares	(40,074)	(39,517)
Admiral Shares	(381,141)	(348,735)
Total Distributions	(421,215)	(388,252)
Capital Share Transactions
Investor Shares	70,704	(35,894)
Admiral Shares	1,462,876	1,237,803
Net Increase (Decrease) from Capital Share Transactions	1,533,580	1,201,909
Total Increase (Decrease)	1,325,606	1,543,541
Net Assets
Beginning of Period	17,955,246	16,411,705
End of Period	19,280,852	17,955,246

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.35	$12.08	$11.51	$11.70	$11.42
Investment Operations
Net Investment Income[1]	.246	.274	.298	.305	.303
Net Realized and Unrealized Gain (Loss) on Investments	(.108)	.268	.570	(.189)	.278
Total from Investment Operations	.138	.542	.868	.116	.581
Distributions
Dividends from Net Investment Income	(.246)	(.272)	(.298)	(.306)	(.301)
Distributions from Realized Capital Gains	(.022)	—	—	—	—
Total Distributions	(.268)	(.272)	(.298)	(.306)	(.301)
Net Asset Value, End of Period	$12.22	$12.35	$12.08	$11.51	$11.70
Total Return[2]	1.13%	4.54%	7.61%	1.00%	5.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,837	$1,786	$1,791	$1,514	$1,673
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.00%	2.25%	2.50%	2.63%	2.58%
Portfolio Turnover Rate	19%	20%	9%	16%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.35	$12.08	$11.51	$11.70	$11.42
Investment Operations
Net Investment Income[1]	.255	.283	.307	.314	.314
Net Realized and Unrealized Gain (Loss) on Investments	(.107)	.269	.571	(.189)	.279
Total from Investment Operations	.148	.552	.878	.125	.593
Distributions
Dividends from Net Investment Income	(.256)	(.282)	(.308)	(.315)	(.313)
Distributions from Realized Capital Gains	(.022)	—	—	—	—
Total Distributions	(.278)	(.282)	(.308)	(.315)	(.313)
Net Asset Value, End of Period	$12.22	$12.35	$12.08	$11.51	$11.70
Total Return[2]	1.21%	4.62%	7.69%	1.08%	5.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,444	$16,169	$14,620	$11,894	$11,240
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.08%	2.32%	2.58%	2.71%	2.68%
Portfolio Turnover Rate	19%	20%	9%	16%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2021, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

California Intermediate-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Intermediate-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2021, the fund had contributed to Vanguard capital in the amount of $625,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	19,569,026	—	19,569,026
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,794	—	—	1,794
Liabilities
Futures Contracts[1]	3,467	—	—	3,467
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These

California Intermediate-Term Tax-Exempt Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,277
Total Distributable Earnings (Loss)	(1,277)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,700
Undistributed Tax-Exempt Income	7,887
Undistributed Long-Term Gains	7,047
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	928,181
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	388,857	388,252
Ordinary Income*	54	—
Long-Term Capital Gains	32,304	—
Total	421,215	388,252
*	Includes short-term capital gains, if any.
As of November 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,640,845
Gross Unrealized Appreciation	944,187
Gross Unrealized Depreciation	(16,006)
Net Unrealized Appreciation (Depreciation)	928,181

California Intermediate-Term Tax-Exempt Fund
E.	During the year ended November 30, 2021, the fund purchased $5,623,815,000 of investment securities and sold $3,560,722,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2021, such purchases were $997,915,000 and sales were $476,750,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	501,263	40,747	553,101	45,389
Issued in Lieu of Cash Distributions	36,476	2,970	35,479	2,910
Redeemed	(467,035)	(38,030)	(624,474)	(52,017)
Net Increase (Decrease)—Investor Shares	70,704	5,687	(35,894)	(3,718)
Admiral Shares
Issued	3,542,127	288,062	3,960,865	326,021
Issued in Lieu of Cash Distributions	286,786	23,356	260,482	21,363
Redeemed	(2,366,037)	(192,671)	(2,983,544)	(249,166)
Net Increase (Decrease)—Admiral Shares	1,462,876	118,747	1,237,803	98,218
At November 30, 2021, one shareholder was a record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2021, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2011, Through November 30, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
California Long-Term Tax-Exempt Fund Investor Shares	2.22%	4.96%	4.73%	$15,874
Bloomberg CA Municipal Bond Index	1.44	4.32	4.18	15,063
Bloomberg Municipal Bond Index	1.97	4.38	3.90	14,665

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
California Long-Term Tax-Exempt Fund Admiral Shares	2.30%	5.05%	4.82%	$80,037
Bloomberg CA Municipal Bond Index	1.44	4.32	4.18	75,315
Bloomberg Municipal Bond Index	1.97	4.38	3.90	73,324
See Financial Highlights for dividend and capital gains information.

California Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2021
Under 1 Year	5.6%
1 - 3 Years	1.7
3 - 5 Years	3.2
5 - 10 Years	10.1
10 - 20 Years	39.1
20 - 30 Years	36.4
Over 30 Years	3.9
The table reflects the fund’s investments, except for short-term investments and derivatives.

California Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (102.7%)
California (102.1%)
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	15,830	16,997
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,000	1,028
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	7,565	7,777
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	1,000	1,229
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,674
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	30,375	26,272
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,246
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,421
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	2,295	2,579
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,745	7,909
[1]	Alameda County CA Unified School District GO	0.000%	8/1/24	3,510	3,454
[1]	Alameda County CA Unified School District GO	0.000%	8/1/29	5,000	4,489
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,746
[4,5]	Allan Hancock CA Joint Community College GO TOB VRDO	0.070%	12/2/21	1,000	1,000
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project)	5.000%	10/1/49	1,550	1,785
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	3,795	4,015
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,725	1,990
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	1,400	1,612
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	1,500	1,727
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	2,595	2,988
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	5,800	6,678
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/50	2,870	3,305
	Anaheim Public Financing Authority Electric Power & Light Revenue	4.000%	10/1/31	5,080	5,233
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/46	1,725	1,882
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/25	2,625	2,989

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,762
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,305
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,796
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	5,391
	Anaheim Union High School District GO	4.000%	8/1/42	1,935	2,203
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	5,110	5,943
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	8,085	9,392
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	5,665	6,573
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	5,000	5,734
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,000	1,145
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,180	2,301
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	10,000	10,676
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	15,000	16,017
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	125	133
[6]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/34	2,925	3,759
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/49	4,000	4,710
	Beaumont Unified School District GO	4.000%	8/1/46	1,400	1,617
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	7,082
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,660	2,848
[1]	Brentwood Infrastructure Financing Authority Revenue	5.000%	9/2/28	2,130	2,384
	Butte-Glenn Community College District GO	4.000%	8/1/48	1,475	1,678
[3]	Cabrillo Community College District GO	0.000%	5/1/26	5,085	4,462
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	12,675	14,659
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	15,325	18,557
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	8,025	9,361
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	2,000	2,319
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	6,600	7,631
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	10,475	11,621
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	1,750	1,824
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	5,224
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,750	4,995
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	500	644
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,162
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,307
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	750	907
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	1,200	1,469
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/50	2,250	2,671

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,795
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	28
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	2,295	2,796
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	160	188
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/26	40	48
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/30	3,225	3,753
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	308
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	990
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	1,130	1,303
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,747
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/39	10,000	11,081
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,755	6,968
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/39	6,035	6,845
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	6,645	10,068
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	353
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	225	275
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	3,810	5,785
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	3,000	3,619
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	6,500	7,372
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	6,000	9,207
	California Educational Facilities Authority College & University Revenue	5.000%	9/1/45	5,000	5,743
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/45	1,425	1,641
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	10,000	15,490
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/46	300	365
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	1,290	1,550
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	3,835	6,072
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	4,500	7,222
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	9,688
[4,5]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.050%	12/2/21	1,400	1,400
	California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,125	1,153

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	1,000	1,134
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/45	1,190	1,447
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/55	2,110	2,539
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/57	400	480
	California GO	5.000%	4/1/22	19,000	19,306
	California GO	5.000%	3/1/28	5,000	5,722
	California GO	5.000%	8/1/28	4,510	5,410
	California GO	5.000%	8/1/28	4,375	5,080
	California GO	4.000%	9/1/28	6,000	6,919
	California GO	5.000%	10/1/29	11,450	12,167
	California GO	5.000%	10/1/29	4,045	4,793
	California GO	5.000%	8/1/30	3,250	3,897
	California GO	5.000%	4/1/31	5,820	7,805
	California GO	5.000%	8/1/31	9,460	10,943
	California GO	5.000%	8/1/31	14,040	17,262
	California GO	5.000%	9/1/31	8,390	10,089
	California GO	5.000%	10/1/31	4,500	5,068
	California GO	5.000%	11/1/31	5,050	6,255
	California GO	5.000%	12/1/31	1,000	1,192
	California GO	5.000%	4/1/32	2,500	3,422
	California GO	4.000%	8/1/32	10,025	11,488
	California GO	5.000%	8/1/32	1,490	1,666
	California GO	5.000%	8/1/32	2,000	2,456
[1]	California GO	5.250%	8/1/32	19,275	26,721
	California GO	4.000%	9/1/32	7,580	8,705
	California GO	5.000%	9/1/32	2,810	3,379
	California GO	5.000%	10/1/32	8,790	9,894
	California GO	5.000%	10/1/32	7,510	9,702
	California GO	5.000%	10/1/32	5,000	6,688
	California GO	5.000%	12/1/32	500	596
	California GO	5.000%	2/1/33	2,615	2,753
	California GO	5.000%	3/1/33	1,000	1,306
	California GO	5.000%	4/1/33	10,500	13,367
	California GO	5.000%	4/1/33	1,200	1,324
	California GO	5.000%	8/1/33	5,000	5,990
	California GO	5.000%	8/1/33	2,635	2,945
	California GO	3.000%	10/1/33	1,000	1,117
	California GO	5.000%	10/1/33	4,000	4,500
	California GO	5.000%	8/1/34	1,350	1,559
	California GO	5.000%	9/1/34	3,165	3,798
	California GO	5.000%	9/1/34	1,505	1,806
	California GO	3.000%	10/1/34	4,540	5,034
	California GO	3.000%	11/1/34	1,000	1,122
	California GO	4.000%	11/1/34	4,620	5,679
	California GO	5.000%	12/1/34	1,000	1,190
	California GO	5.000%	12/1/34	1,700	2,259
	California GO	5.250%	4/1/35	5,000	5,082
	California GO	4.000%	8/1/35	10,000	11,429
	California GO	5.000%	8/1/35	1,780	2,055
	California GO	3.000%	9/1/35	380	410
	California GO	4.000%	9/1/35	10,865	12,444
	California GO	5.000%	9/1/35	3,265	3,914

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/35	7,500	8,862
	California GO	3.000%	11/1/35	670	746
	California GO	5.000%	11/1/35	3,750	4,628
	California GO	5.000%	12/1/35	250	332
	California GO	4.000%	3/1/36	12,965	15,646
	California GO	5.000%	4/1/36	6,250	6,885
	California GO	4.000%	8/1/36	400	457
	California GO	5.000%	9/1/36	8,500	8,798
	California GO	4.000%	10/1/36	3,635	4,472
	California GO	5.000%	11/1/36	10,000	12,573
	California GO	5.000%	12/1/36	3,730	4,942
	California GO	3.750%	4/1/37	600	621
	California GO	5.000%	4/1/37	5,000	5,300
	California GO	5.000%	4/1/37	9,250	10,183
	California GO	4.000%	9/1/37	3,125	3,574
	California GO	4.000%	10/1/37	2,000	2,453
	California GO	5.000%	11/1/37	15,340	19,251
	California GO	4.000%	11/1/38	1,100	1,335
	California GO	4.000%	10/1/39	5,435	6,478
	California GO	5.000%	10/1/39	6,670	7,476
	California GO	5.000%	11/1/39	10,000	12,526
	California GO	5.000%	9/1/41	16,275	21,635
	California GO	4.000%	11/1/41	700	782
	California GO	5.000%	4/1/42	2,185	2,219
	California GO	5.000%	9/1/42	8,515	8,813
	California GO	4.000%	2/1/43	400	415
	California GO	5.000%	2/1/43	6,265	6,594
	California GO	5.000%	4/1/43	6,500	6,889
	California GO	5.000%	11/1/43	12,725	13,818
	California GO	5.000%	12/1/43	5,335	5,813
	California GO	5.000%	5/1/44	4,000	4,401
	California GO	5.000%	10/1/44	500	559
	California GO	5.000%	3/1/45	215	242
	California GO	5.000%	8/1/45	12,670	14,493
	California GO	4.000%	11/1/45	20,160	22,419
	California GO	4.000%	8/1/46	5,200	5,882
	California GO	5.000%	8/1/46	10,460	12,346
	California GO	4.000%	9/1/46	105	119
	California GO	5.000%	9/1/46	775	917
	California GO	5.000%	10/1/47	1,040	1,214
	California GO	5.000%	11/1/47	5,000	6,122
	California GO	5.000%	10/1/48	22,050	27,215
	California GO	3.000%	11/1/50	9,665	10,385
	California GO	4.000%	11/1/50	500	555
[5]	California GO VRDO	0.020%	12/1/21	14,800	14,800
[5]	California GO VRDO	0.020%	12/1/21	6,130	6,130
[5]	California GO VRDO	0.020%	12/1/21	1,500	1,500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	2,720	2,879
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,740	3,128
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,000	5,195
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,840	2,098

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	2,390	2,682
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,119
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	5,080	6,307
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,600	1,986
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,500	3,635
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,780
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,982
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,640	2,132
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	675	762
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,275	4,465
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	1,210	1,263
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	2,510	2,606
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,229
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	750	930
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,601
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	675	762
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,465	2,742
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	735
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	6,086
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,815	8,159
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	1,197
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,000	1,130
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	3,311
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	1,195
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,974
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	2,000	2,042
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	6,927
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,000	1,193
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	3,420	3,824

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	4,360
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	475	584
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	4,695	5,194
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	2,500	2,843
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,295	5,980
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	4,050	4,403
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	4,505	4,700
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	6,000	6,784
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	2,202
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,000	1,162
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,485	1,562
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	1,120	1,264
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	5,000	5,103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	7,745	9,230
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	11,405	13,099
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	1,370	1,430
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	5,300	5,907
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	2,600	2,785
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	1,500	1,755
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,500	1,706
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	16,315	18,860
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,630	7,693
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,190	1,384
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	4,053
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	1,270	1,506
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	7,000	8,393
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	5,288
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	12,850	15,236
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,875	5,484

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	17,000	20,161
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	310	352
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	26,110	31,889
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	11,190	13,667
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	19,350	22,343
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	15,630	18,500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	17,296
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,713
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	16,950	19,472
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	6,000	6,367
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	6,660	8,609
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/54	2,000	2,290
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,795
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/55	7,000	8,239
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	23,705	28,694
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	3,000	3,714
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	15,320	19,784
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	12/2/21	3,200	3,200
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	12/2/21	10,000	10,000
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	12/2/21	15,575	15,575
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	1,800	1,800
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	5,000	5,170
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	100	103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/26	40	49
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	11,120	12,819
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,786	3,349
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	10,980	12,975
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	15,948	18,201
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	10,030	11,365

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,710	1,746
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,523
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,997
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,997
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	2,046
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	2,128
[4]	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	1/1/56	4,030	4,537
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	2,000	2,317
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	6,102
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/36	100	113
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/40	5,505	6,198
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	2,000	2,073
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,810	2,120
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,462
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,539
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,500	3,240
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	2,000	2,175
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	6,100	6,629
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/45	1,230	1,305
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	16,775	17,684
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	7/1/50	4,000	4,621
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	17,400	17,566
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/34	5,000	5,892
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/22	350	355
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	276
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	744
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,337
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	917
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,222

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	305
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,355	1,445
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	2,190
California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	5,000	5,510
California Municipal Finance Authority College & University Revenue	5.000%	10/1/42	2,500	2,659
California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,932
California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,575
California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,751
California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/33	2,220	2,575
California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/34	1,340	1,553
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	2,173
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	390	476
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	275	340
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,965
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,910	3,613
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	933
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	2,136
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	915	1,003
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	2,160
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	5,000	5,657
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	6,975	8,149
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,180	7,384
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,987
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,800	1,960
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	40	45
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	9,300	11,063
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	5,000	5,573
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,200	6,176
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	200	238

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,860	4,397
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,639
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	7,323
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/47	3,000	3,452
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	930	1,122
[2]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/46	5,125	5,991
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	8,045	8,586
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,803
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	2,000	2,332
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	5,715
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/50	2,580	2,881
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	2,000	2,113
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	3,000	3,156
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	1,092
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	2,278
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/34	4,560	5,040
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,000	5,620
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	5,585	6,760
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/47	715	833
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	12/1/21	6,565	6,565
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	10,000	3,346
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	287
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	500	574
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	314
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,180	1,336
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/45	825	947
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	675	747
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	2,000	2,264
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	150	181
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	2,360
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,416
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	800	853
[4,6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	1,500	1,579
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	884
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/55	1,235	1,405
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	4,165	4,889
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	1,300	1,371
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	2,275	2,490

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	3,025	3,543
[4,6]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	3,831
[4]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/50	5,695	6,464
[4]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	4,300	4,858
[4]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	58
[4]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	29
[4]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	120	140
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	563
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	1,152
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/36	530	624
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/37	1,000	1,171
	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/36	1,480	1,648
[2,4,5]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	0.100%	12/2/21	5,295	5,295
	California State Public Works Board Intergovernmental Agreement Revenue (Various Capital Projects)	5.000%	4/1/37	50	51
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	7,095	8,877
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	4,000	5,179
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	1,000	1,214
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	2,500	3,035
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	4,000	5,268
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,000	2,619
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,612
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	4,000	5,214
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	5,000	6,506
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	4,000	4,397
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	4,000	5,194
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	1,495	1,665
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	2,620	3,160
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,500	2,638
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	1,300	1,371
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/38	3,470	3,658
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	5,000	5,221
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,918
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	2,220	2,549
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/33	2,330	2,547
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	781

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/37	1,115	1,353
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,221
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/38	1,000	1,188
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	3,000	3,342
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	4,243
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	575	727
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	1,115	1,404
[6]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	1,330	1,544
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	1,000	1,223
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	2,500	3,052
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/41	2,115	2,573
	California State University College & University Revenue	5.000%	11/1/30	2,500	2,930
	California State University College & University Revenue	5.000%	11/1/32	6,610	7,840
	California State University College & University Revenue	4.000%	11/1/36	300	368
	California State University College & University Revenue	3.000%	11/1/37	2,215	2,455
	California State University College & University Revenue	4.000%	11/1/37	2,400	2,716
	California State University College & University Revenue	5.000%	11/1/37	5,025	6,501
	California State University College & University Revenue	3.000%	11/1/38	2,280	2,513
	California State University College & University Revenue	4.000%	11/1/38	1,415	1,600
	California State University College & University Revenue	5.000%	11/1/38	4,045	4,710
	California State University College & University Revenue	5.000%	11/1/38	4,015	5,189
	California State University College & University Revenue	5.000%	11/1/38	660	805
	California State University College & University Revenue	5.000%	11/1/41	10,450	12,289
	California State University College & University Revenue	5.000%	11/1/43	5,275	6,131
	California State University College & University Revenue	4.000%	11/1/45	5,230	5,865
	California State University College & University Revenue	5.000%	11/1/45	4,940	5,784
	California State University College & University Revenue	5.000%	11/1/47	6,430	7,786
	California State University College & University Revenue	5.000%	11/1/47	9,220	10,700
	California State University College & University Revenue	5.000%	11/1/48	6,945	8,611
	California State University College & University Revenue	5.000%	11/1/50	6,000	7,428
	California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,643
	California State University College & University Revenue, Prere.	5.000%	11/1/24	120	136
	California State University College & University Revenue, Prere.	5.000%	11/1/24	75	85
	California State University College & University Revenue, Prere.	5.000%	11/1/24	140	159
	California State University College & University Revenue, Prere.	5.000%	11/1/24	140	159
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,860	7,790
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/35	9,005	10,008
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/51	5,980	6,998
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	2,035	2,391
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	100	122
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	5,549
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	231

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,650
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	270	307
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	880	1,053
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,850
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,762
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,760
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,020	1,213
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	1,154
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,130	1,342
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	4,220	4,975
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	4,385	5,153
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	110	124
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,650
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	2,500	2,548
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	3/1/44	150	167
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	4,315	5,007
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	7,085	8,209
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	2,150	2,218
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	2,750	3,251
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	1,125	1,260
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,035	2,395
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	1,800	2,081
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,000	2,038
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	1/1/48	200	226
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,300	6,275
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	885	1,002
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,655
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	1,070	1,128
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,580	1,761

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	3,000	3,515
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	3,450	4,155
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/57	3,775	4,544
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,063
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,447
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	1,500	1,812
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	8,407
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	5,380
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	2,650	3,119
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	12/1/21	2,165	2,165
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/21	7,280	7,280
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	11,000	11,377
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	12/1/23	4,000	4,416
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	5,800	6,493
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,371
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	4,143
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,930
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,854
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	4,445	5,148
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	10,000	10,557
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	725	783
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	5,000	5,257
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/50	1,300	1,466
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	1,000	1,206
	Carlsbad Unified School District GO	4.000%	5/1/32	575	668
	Carlsbad Unified School District GO	4.000%	5/1/33	685	794
	Carlsbad Unified School District GO	4.000%	5/1/34	695	805
	Carlsbad Unified School District GO	3.000%	8/1/42	2,730	2,937
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,783
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	356

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	3,000	3,317
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	3,000	3,282
	Central School District GO	5.000%	8/1/47	3,350	3,916
	Central School District GO	4.000%	8/1/48	3,945	4,548
	Central Unified School District GO	4.000%	8/1/48	8,400	9,385
[2]	Ceres Unified School District GO	5.000%	8/1/51	5,000	6,055
	Cerritos Community College District GO	4.000%	8/1/33	2,135	2,327
	Cerritos Community College District GO	0.000%	8/1/34	4,000	3,150
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,328
	Cerritos Community College District GO	4.000%	8/1/44	1,455	1,576
	Cerritos Community College District GO, Prere.	5.000%	8/1/22	7,000	7,225
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,291
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	705	819
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,535	1,771
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	3,500	3,775
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,080	3,727
[1]	Charter Oak Unified School District GO, Prere.	4.125%	8/1/25	500	565
[1]	Charter Oak Unified School District GO, Prere.	5.000%	8/1/25	1,380	1,604
[1]	Charter Oak Unified School District GO, Prere.	5.000%	8/1/25	1,755	2,041
	Chico Unified School District GO	4.000%	8/1/35	1,880	2,100
	Chico Unified School District GO	4.000%	8/1/44	1,750	2,061
[1,6]	Chula Vista Elementary School COP	2.000%	9/1/46	5,710	5,259
[1,6]	Chula Vista Elementary School COP	2.000%	9/1/51	3,400	3,063
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,400
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,354
	Cloverdale Unified School District GO	4.000%	8/1/49	5,000	5,760
[1]	Cloverdale Unified School District GO	4.000%	8/1/50	3,575	4,118
[2]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,212
[2]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,721
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	5,000	5,000
[4]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	5,000	4,500
[2]	Coachella Valley Unified School District GO	5.000%	8/1/46	10,000	11,689
	Coast Community College District GO	4.000%	8/1/34	250	301
	College of the Sequoias Tulare Area Improvement District No. 3 GO	4.000%	8/1/46	2,245	2,610
[2]	Colton Joint Unified School District GO	4.000%	8/1/32	1,340	1,518
[2]	Compton CA Unified School District COP	5.000%	6/1/30	300	361
[2]	Compton CA Unified School District COP	4.000%	6/1/37	520	591
[1]	Conejo Valley Unified School District GO	0.000%	8/1/29	2,000	1,579
[1]	Conejo Valley Unified School District GO	0.000%	8/1/30	1,865	1,393
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,500	1,821
	Corona-Norco Unified School District GO	4.000%	8/1/44	500	550
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	3,456
[1]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/44	3,000	3,310
	Covina-Valley Unified School District GO	4.000%	8/1/44	400	433
	Covina-Valley Unified School District GO	5.000%	8/1/46	4,500	5,532
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	5,100	4,686
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	12,550	12,987

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	13,750	12,496
[4]	CSCDA Community Improvement AuthorityLocal or Guaranteed Housing Revenue	3.250%	5/1/57	5,000	4,826
[4,5]	Culver City CA Unified School District GO TOB VRDO	0.030%	12/1/21	850	850
	Cupertino Union School District GO	4.000%	8/1/40	300	337
[6]	Desert Community College District GO	4.000%	8/1/51	3,000	3,438
	Desert Sands Unified School District GO	4.000%	8/1/44	400	440
[1]	Downey Unified School District GO	2.000%	8/1/42	450	429
	Dublin CA Special Tax Revenue	4.000%	9/1/45	850	943
	Dublin CA Special Tax Revenue	4.000%	9/1/51	865	953
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/37	520	598
	East Bay Municipal Utility District Wastewater System Sewer Revenue	4.000%	6/1/45	500	570
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	1,200	1,333
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	300	366
	East Bay Regional Park District GO	5.000%	9/1/25	175	176
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	2,207
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	2,192
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,641
[1]	East Side Union High School District GO	3.000%	8/1/33	1,500	1,639
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	6,534
	East Whittier City School District GO	4.000%	8/1/47	1,110	1,249
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,300	6,022
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	3,780	4,280
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/37	1,115	1,373
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/46	675	771
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,407
	El Camino Community College District Foundation GO	5.000%	8/1/32	1,000	1,204
	El Camino Community College District Foundation GO	5.000%	8/1/33	1,115	1,341
	El Camino Community College District Foundation GO	5.000%	8/1/37	1,550	1,855
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	8,143
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,741
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	5,819
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.250%	3/1/24	7,500	8,337
	El Monte Union High School District GO	0.000%	6/1/44	2,340	1,345
	El Monte Union High School District GO	0.000%	6/1/45	2,250	1,252
	El Monte Union High School District GO	0.000%	6/1/46	2,000	1,076
	El Monte Union High School District GO	4.000%	6/1/46	10,325	11,772
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	4,821
	Elk Grove Unified School District GO	4.000%	8/1/46	5,000	5,627
[4,5]	Elk Grove Unified School District GO TOB VRDO	0.030%	12/1/21	5,420	5,420
[4,5]	Elk Grove Unified School District GO TOB VRDO	0.070%	12/2/21	670	670
[4,5]	Elk Grove Unified School District GO TOB VRDO	0.080%	12/7/21	2,120	2,120
	Encinitas CA Special Tax Revenue, Prere.	5.000%	9/1/22	965	1,000
	Evergreen School District GO	4.000%	8/1/39	330	385
	Evergreen School District GO	4.000%	8/1/45	300	330
[6]	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,000	2,269
[6]	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/52	3,000	3,380
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	5,014

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,775	4,990
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/33	530	611
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/38	845	970
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/46	420	467
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/48	1,675	1,910
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/50	540	600
	Fontana CA Special Tax Revenue	4.000%	9/1/45	750	845
	Fontana CA Special Tax Revenue	4.000%	9/1/50	1,005	1,128
	Fontana CA Special Tax Revenue	4.000%	9/1/51	700	795
[2]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	3,371
[2]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/46	4,330	5,077
[2]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/51	4,935	5,759
[8]	Foothill-De Anza Community College District GO	0.000%	8/1/22	3,850	3,845
[8]	Foothill-De Anza Community College District GO	0.000%	8/1/25	2,390	2,338
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,000	2,333
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,294
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	1,123
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/42	485	527
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	2,309	2,682
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	3,675	4,059
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	615	678
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	9,000	11,520
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	5.750%	1/15/24	100	111
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	6,675	7,469
	Franklin-Mckinley School District GO	4.000%	8/1/35	100	117
	Franklin-Mckinley School District GO	4.000%	8/1/36	100	116
	Franklin-Mckinley School District GO	4.000%	8/1/37	205	238
	Franklin-Mckinley School District GO	4.000%	8/1/39	245	284
	Franklin-Mckinley School District GO	4.000%	8/1/40	415	480
	Fremont Union High School District GO	4.000%	8/1/44	1,730	1,873
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/35	1,150	1,366
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,762
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,445
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,559
	Fresno Unified School District GO	4.000%	8/1/30	150	183
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,633
	Fresno Unified School District GO	4.000%	8/1/31	450	512
	Fresno Unified School District GO	4.000%	8/1/31	150	182
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,806
	Fresno Unified School District GO	4.000%	8/1/32	550	626
	Fresno Unified School District GO	4.000%	8/1/32	175	211
	Fresno Unified School District GO	4.000%	8/1/33	750	853
	Fresno Unified School District GO	4.000%	8/1/33	400	481
	Fresno Unified School District GO	4.000%	8/1/34	800	908
	Fresno Unified School District GO	4.000%	8/1/35	850	963
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,131
	Fresno Unified School District GO	4.000%	8/1/37	850	960

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fresno Unified School District GO	4.000%	8/1/39	1,600	1,804
	Fresno Unified School District GO	4.000%	8/1/45	2,500	2,925
	Fresno Unified School District GO	4.125%	8/1/45	400	453
	Fresno Unified School District GO	4.000%	8/1/46	140	157
[4,5]	Fresno Unified School District GO TOB VRDO	0.120%	12/2/21	2,540	2,540
	Gavilan Joint Community College District GO	3.000%	8/1/50	11,645	12,452
[4,5]	Gilroy CA Public Facilities Financing Authority Wastewater Lease (Non-Terminable) Revenue TOB VRDO	0.120%	12/2/21	5,775	5,775
	Gilroy Unified School District GO	4.000%	8/1/32	350	418
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,325
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,144
	Gilroy Unified School District GO	4.000%	8/1/36	400	475
	Gilroy Unified School District GO	4.000%	8/1/37	1,100	1,256
	Gilroy Unified School District GO	4.000%	8/1/37	450	534
	Gilroy Unified School District GO	4.000%	8/1/39	350	414
	Gilroy Unified School District GO	4.000%	8/1/41	3,115	3,542
	Gilroy Unified School District GO	4.000%	8/1/46	8,000	9,041
	Gilroy Unified School District GO	4.000%	8/1/48	280	322
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	4,120	4,746
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,495	6,767
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	6,500	7,970
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,370	2,896
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,365	1,664
[4,5]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	0.120%	12/2/21	14,865	14,865
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	10,045	9,386
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	625	724
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	5,205	6,028
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	6,525	7,556
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,720	8,934
	Grossmont Healthcare District GO	4.000%	7/15/35	1,100	1,224
	Grossmont Healthcare District GO	4.000%	7/15/40	10,000	11,080
	Grossmont Union High School District GO	0.000%	8/1/30	6,555	5,721
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	10,935	12,616
[1]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	6,000	7,057
	Hacienda La Puente County CA Unified School District GO	5.250%	8/1/42	1,030	1,270
[1]	Hanford Joint Union High School District COP	4.000%	6/1/45	1,600	1,768
	Hartnell CA Community College District GO	4.000%	8/1/33	200	236
	Hartnell CA Community College District GO	4.000%	8/1/34	225	265
	Hartnell CA Community College District GO	4.000%	8/1/35	300	353
	Hartnell CA Community College District GO	4.000%	8/1/47	5,165	5,921
[2]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,671
[2]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,251
[1]	Hayward Unified School District GO	4.000%	8/1/42	500	561
[2]	Hayward Unified School District GO	4.000%	8/1/43	3,000	3,475
[2]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,292
[2]	Hayward Unified School District GO	4.000%	8/1/48	4,050	4,661

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Hayward Unified School District GO	4.000%	8/1/50	10,000	11,630
[1,4,5]	Hayward Unified School District GO TOB VRDO	0.080%	12/7/21	6,500	6,500
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,216
[1]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,941
[1]	Hemet Unified School District GO	3.000%	8/1/39	2,070	2,230
	Huntington Beach City School District GO	4.000%	8/1/48	115	130
[2]	Imperial Community College District GO	0.000%	8/1/30	2,125	1,712
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	2,765	3,261
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/33	1,000	1,067
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/45	4,010	4,629
[2]	Imperial Unified School District GO	5.250%	8/1/43	6,000	7,409
[1,4]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/46	1,000	1,156
[1,4]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/51	1,465	1,688
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,204
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,352
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	598
[2]	Inglewood Unified School District GO	4.000%	8/1/26	250	287
[2]	Inglewood Unified School District GO	5.000%	8/1/31	500	606
[2]	Inglewood Unified School District GO	5.000%	8/1/32	420	509
[2]	Inglewood Unified School District GO	4.000%	8/1/36	500	564
[5]	Irvine CA Special Assessment Revenue VRDO	0.020%	12/1/21	300	300
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	6,470	7,569
[5]	Irvine CA VRDO	0.020%	12/1/21	400	400
[5]	Irvine CA VRDO	0.030%	12/1/21	1,400	1,400
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/37	265	316
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	407
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/42	400	475
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/47	1,000	1,180
[2]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/49	1,110	1,288
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/51	1,000	1,175
[2]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	3,185
[2]	Jefferson Union High School District COP	4.000%	8/1/45	1,455	1,691
[2]	Jefferson Union High School District COP	4.000%	8/1/50	6,950	8,033
	Jefferson Union High School District GO	4.000%	8/1/45	1,250	1,431
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	721
	Jurupa Unified School District GO	4.000%	8/1/43	8,000	9,314
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/46	3,650	4,170
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/51	5,250	5,974
	La Verne CA COP, Prere.	5.000%	5/15/22	2,450	2,528
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,185
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,467
	Las Lomitas Elementary School District GO	3.000%	7/1/34	570	653
	Las Lomitas Elementary School District GO	3.000%	7/1/35	450	514
	Las Lomitas Elementary School District GO	3.000%	7/1/36	500	568
	Las Lomitas Elementary School District GO	3.000%	7/1/37	800	903
[8]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,923
	Liberty Union High School District GO	4.000%	8/1/33	250	295

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Liberty Union High School District GO	4.000%	8/1/34	250	294
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,215	3,944
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,452
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	376
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	400	455
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	11,606
	Livermore Valley Water Financing Authority Lease Revenue	4.000%	7/1/43	3,000	3,432
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	1,085
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	411
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	1,080
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	567
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	730	787
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,862
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	987
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	2,105
[4,5]	Lodi CA Unified School District GO TOB VRDO	0.080%	12/2/21	3,700	3,700
[1]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/32	1,640	2,016
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,235	1,563
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	2,182
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	3,520	5,224
[10]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	1.514%	11/15/26	1,800	1,868
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	7,570	8,545
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,215	5,676
	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	4,440	4,458
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/39	1,535	1,746
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	2,315	2,628
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	5,105	6,139
	Long Beach Community College District GO	0.000%	8/1/34	2,830	2,220
	Long Beach Community College District GO	4.000%	8/1/45	2,000	2,323
	Long Beach Community College District GO	4.000%	8/1/49	4,400	5,093
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,724
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	3,069
	Los Angeles CA Community College District GO	4.000%	8/1/31	1,885	2,173
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,259
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,525	4,062
	Los Angeles CA Community College District GO	4.000%	8/1/36	2,300	2,686
	Los Angeles CA Community College District GO	4.000%	8/1/36	5,415	6,236
	Los Angeles CA Community College District GO	4.000%	8/1/37	4,250	4,875
	Los Angeles CA Community College District GO	4.000%	8/1/38	1,760	2,019
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,000	1,146
	Los Angeles CA Community College District GO	4.000%	8/1/41	5,000	5,810
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	5,000	5,314
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/30	450	591
[2]	Los Angeles CA Unified School District COP	4.000%	10/1/32	735	913
[2]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	573
	Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	8,915
	Los Angeles CA Unified School District GO	5.000%	7/1/28	2,040	2,547

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,184
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,820	3,510
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,780	5,282
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,542
	Los Angeles CA Unified School District GO	4.000%	7/1/36	5,000	6,047
	Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	6,015
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	3,258
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,587
	Los Angeles CA Unified School District GO	4.000%	7/1/44	5,000	5,917
[4,5]	Los Angeles CA Unified School District GO TOB VRDO	0.080%	12/2/21	1,060	1,060
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,237
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,977
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,000	5,754
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	3,056
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	2,027
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,561
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	183
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	2,860	3,053
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/45	150	164
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	12,268
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	8,403
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	9,805	11,376
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,025	2,417
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,789
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	2,080
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,225	6,208
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	4,051
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,525	1,860
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,823
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,721
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	1,200	1,455
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,375
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	7,481
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,649
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	14,000	17,451
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,262
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/39	2,500	3,067
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	3,180	3,870
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	3,030

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	1,160	1,336
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	6,386
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	8,000	8,506
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	2,750	2,839
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	5,940	6,131
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	4,000	4,629
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,015	5,205
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	6,000	6,129
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,217
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,135	2,703
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,240	5,987
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,717
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,100	2,654
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,700	2,194
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,500	2,987
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,905	7,616
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,065	6,041
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,439
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	3,131
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	5,020	6,237
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,980	2,386
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	10,730	13,947
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	12/1/21	1,200	1,200
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.020%	12/1/21	6,400	6,400
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	5,000	5,684
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	4,675	5,953
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	3,025	3,846
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,035	6,402
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	2,600	2,899

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	3,500	3,899
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,460
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,700	2,091
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,139
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	4,345	5,340
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,835	2,144
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	2,500	3,202
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	4,610	5,132
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/39	1,110	1,352
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	2,045	2,387
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	350	426
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	200	233
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	380	455
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	10,150	10,428
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,444
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	14,885	16,518
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/46	160	186
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	7,000	8,365
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	12/1/21	1,400	1,400
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	12/1/21	4,250	4,250
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	12/1/21	5,580	5,580
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	12/1/21	6,600	6,600
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	12/1/21	900	900
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	5,000	6,336
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,075	6,388
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	9,020	11,337
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	10,000	10,279
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	4,441
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,765	5,765

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,545	1,587
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	5,649
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	2,021
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	3,018
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,232
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	4,580	5,338
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,640	8,257
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	1,860	2,161
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	2,500	2,904
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,000	3,710
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	12/1/21	3,700	3,700
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.020%	12/1/21	1,200	1,200
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.020%	12/1/21	6,300	6,300
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.020%	12/1/21	3,900	3,900
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.020%	12/1/21	3,050	3,050
	Los Angeles Department of Water Revenue	5.000%	7/1/39	1,935	2,527
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	2,000	2,422
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,000	3,608
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,465	2,959
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,953
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	2,535	2,898
	Los Angeles Unified School District GO	4.000%	7/1/38	1,870	2,295
	Los Angeles Unified School District GO	4.000%	7/1/40	2,765	3,378
	Los Angeles Unified School District GO	4.000%	7/1/41	2,500	3,047
	Los Angeles Unified School District GO	2.625%	7/1/46	1,950	1,984
	Los Rios Community College District GO	3.000%	8/1/31	2,000	2,255
	Los Rios Community College District GO	3.000%	8/1/32	2,900	3,251
	Los Rios Community College District GO	3.000%	8/1/33	1,750	1,953
	Los Rios Community College District GO	3.000%	8/1/34	2,750	3,057
	Los Rios Community College District GO	4.000%	8/1/34	4,555	5,244
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,606
[2,4,5]	Lynwood CA Unified School District GO TOB VRDO	0.070%	12/2/21	2,980	2,980
[8]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,454
	Madera Unified School District GO	4.000%	8/1/43	1,625	1,908
	Madera Unified School District GO	4.000%	8/1/47	420	490
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	588
	Manteca Unified School District GO	4.000%	8/1/45	400	443

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marin Community College District GO, Prere.	4.000%	8/1/26	700	812
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,500	1,739
	Marin Healthcare District GO	5.000%	8/1/29	1,055	1,224
	Marin Healthcare District GO	4.000%	8/1/40	3,280	3,642
	Marin Healthcare District GO	4.000%	8/1/45	10,000	11,054
	Marin Healthcare District GO	4.000%	8/1/47	100	113
	Marina Coast Water District Water Revenue	5.000%	6/1/37	4,085	4,660
	Martinez Unified School District GO	4.000%	8/1/48	3,000	3,407
[1]	Martinez Unified School District GO	4.000%	8/1/51	8,605	9,919
[1]	Menifee Union School District GO	3.000%	8/1/38	1,500	1,652
[1]	Menifee Union School District GO	3.000%	8/1/45	2,770	2,969
	Mesa Water District COP	4.000%	3/15/40	325	389
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/33	6,000	6,092
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	5,590	6,479
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	4,500	5,176
	Metropolitan Water District of Southern California Water Revenue	4.000%	7/1/45	1,100	1,220
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	12/1/21	1,900	1,900
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	12/1/21	3,215	3,215
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	12/1/21	11,100	11,100
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	12/1/21	1,410	1,410
	Mid-Peninsula Water District COP	4.000%	12/1/46	2,005	2,258
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/26	2,100	2,439
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,773
	Modesto Elementary School District GO	3.000%	8/1/39	280	305
[3]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	1,190	1,251
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	6,610	7,664
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	2,039
[4,5]	Moreno Valley Unified School District Financing Authority GO TOB VRDO	0.120%	12/2/21	7,700	7,700
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,849
[2]	Moreno Valley Unified School District GO	3.000%	8/1/46	3,000	3,222
[2]	Moreno Valley Unified School District GO	3.000%	8/1/50	3,000	3,202
	Morgan Hill Unified School District GO	4.000%	8/1/47	8,490	9,702
	Mount San Antonio Community College District GO	5.000%	8/1/33	1,140	1,475
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,280
	Mount San Antonio Community College District GO	4.000%	8/1/49	5,200	6,123
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	2,345
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/34	710	875
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/35	740	907
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/36	500	613
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/37	525	641
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	983

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	2,087
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	2,164
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	2,058
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/46	3,400	3,817
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/51	2,500	2,691
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/45	4,000	4,667
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/50	6,670	7,698
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,743
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	10,696
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	500	764
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	3,200	4,885
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,195	6,717
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,660	7,461
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,873
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/31	1,353	1,782
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/32	1,331	1,749
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/33	1,550	2,034
[1]	Murrieta Valley Unified School District GO, Prere.	4.000%	3/1/25	400	446
	Napa Valley Community College District GO	4.000%	8/1/33	2,500	2,805
	Napa Valley Community College District GO	4.000%	8/1/34	2,000	2,242
[1]	Napa Valley Unified School District GO	4.000%	8/1/34	1,630	1,871
	Napa Valley Unified School District GO	5.000%	8/1/41	500	591
	Napa Valley Unified School District GO	5.000%	8/1/44	100	118
	Napa Valley Unified School District GO	4.000%	8/1/46	550	621
[1]	Natomas Unified School District GO	4.000%	8/1/49	2,815	3,168
[2]	New Haven Unified School District GO	5.000%	8/1/28	2,000	2,230
	New Haven Unified School District GO	4.000%	8/1/36	500	587
	New Haven Unified School District GO	4.000%	8/1/37	70	82
	New Haven Unified School District GO	4.000%	8/1/39	420	490
	New Haven Unified School District GO	3.000%	8/1/49	3,500	3,711
	Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,658
	Newport Beach CA Health, Hospital, Nursing Home Revenue, Prere.	6.000%	12/1/21	3,525	3,525
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	3,150
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	766
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,491
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	725
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/49	1,300	1,520
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	3,430	4,129
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	50	60
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	1,095
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	1,093
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	1,084
	Northeastern School District/York County GO	3.250%	8/1/35	100	110
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	5,000	5,420
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,610	4,252

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,900	2,236
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	5,282
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	5,105	5,804
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	9,000	9,575
[4,5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	12/2/21	10,000	10,000
	Oakland CA GO	5.000%	1/15/29	1,640	1,898
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	900	1,046
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	780	927
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	4,025
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	2,545	2,965
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	1,000	1,164
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,000	1,206
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	2,520	3,072
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	1,140	1,369
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	2,000	2,129
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,205	1,444
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,325	1,587
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	13,315	15,738
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	1,195	1,389
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,850	3,314
[11]	Oceanside CA Unified School District GO	0.000%	8/1/25	5,495	5,313
[11]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	755	737
[11]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	615	600
	Orange County Water District Water Revenue	4.000%	8/15/34	650	782
[2]	Oxnard School District GO	5.000%	8/1/41	1,110	1,356
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,238
	Palm Desert CA	4.000%	9/2/31	400	456
	Palm Desert CA	4.000%	9/2/37	600	679
	Palo Alto CA	4.250%	9/2/22	200	206
	Palo Alto CA	5.000%	9/2/26	1,000	1,035
[4]	Palo Alto CA COP TOB VRDO	0.120%	12/2/21	6,410	6,410
	Palomar Community College District GO	0.000%	8/1/24	5,125	5,051
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,222
	Palomar Health GO	4.000%	8/1/32	4,140	4,598
[11]	Palomar Health GO	0.000%	8/1/33	4,100	3,285
	Palomar Health GO	4.000%	8/1/33	4,560	5,068
	Palomar Health GO	5.000%	8/1/34	1,100	1,278
	Palomar Health GO	4.000%	8/1/35	4,270	4,748
	Palomar Health GO	0.000%	8/1/36	5,025	3,556
	Palomar Health GO	4.000%	8/1/36	5,085	5,657
[1]	Palomar Health GO	0.000%	8/1/38	390	272
[11]	Palomar Health GO	7.000%	8/1/38	205	288
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	5,000	5,820
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	3,000	3,562
[1]	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,000	4,916
[8]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,000	2,725
[2]	Paramount Unified School District GO	3.000%	8/1/50	5,000	5,281
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	4,000	4,081
[4,5]	Perris Union High School District GO TOB VRDO	0.070%	12/2/21	800	800
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/22	4,125	4,118

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/24	1,000	984
[1]	Pittsburg Unified School District GO	4.000%	8/1/46	875	1,020
[1]	Pittsburg Unified School District GO	4.000%	8/1/51	1,000	1,159
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,000	1,130
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,403
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	4,582
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,432
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	4,460
[6]	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	2,500	2,906
	Pleasanton Unified School District GO	4.000%	8/1/42	7,300	8,312
[2,4,5]	Pomona Unified School District GO TOB VRDO	0.090%	12/2/21	2,675	2,675
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/39	3,000	3,371
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/45	625	736
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/50	1,000	1,169
	Poway Unified School District GO	0.000%	8/1/33	990	808
	Poway Unified School District GO	0.000%	8/1/33	5,010	4,089
	Poway Unified School District GO	0.000%	8/1/34	8,130	6,475
	Poway Unified School District GO	0.000%	8/1/46	10,000	5,083
	Poway Unified School District GO	0.000%	8/1/51	10,000	4,363
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/24	780	844
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	1,025	1,107
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,325	2,785
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,420	4,086
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,745	2,080
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,725	1,997
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/38	1,145	1,267
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/43	2,290	2,532
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,617
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/46	585	663
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/50	500	565
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/29	1,800	2,009
	Ravenswood City School District GO	4.000%	8/1/46	2,740	3,202
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,169
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	701
[4,5]	Redwood City Public Facility & Infrastructure Authority Lease (Abatement) Revenue TOB VRDO	0.120%	12/2/21	6,250	6,250
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,286
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,542
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/23	600	652
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,252

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/32	1,000	1,246
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,618
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,588
	Riverside Community College District GO	3.000%	8/1/34	580	651
	Riverside Community College District GO	3.000%	8/1/37	1,100	1,222
	Riverside Community College District GO	3.000%	8/1/40	3,750	4,100
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/44	10,090	11,633
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	5,000	5,872
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	5,000	5,921
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	8,000	9,473
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/32	820	999
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	1,750	1,926
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/41	2,000	2,363
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	4,216
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,813
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	4,428
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	2,320	2,731
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	15,455	18,027
	Riverside County Transportation Commission Highway Revenue, Prere.	5.750%	6/1/23	2,000	2,161
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	4,268
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,440	1,492
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,795	1,859
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,880	1,947
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,375	1,424
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,616
	Riverside Unified School District GO	4.000%	8/1/33	1,350	1,571
	Riverside Unified School District GO	3.000%	8/1/36	800	871
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,956
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,651
	Romoland School District Special Tax Revenue	4.000%	9/1/45	750	840
	Romoland School District Special Tax Revenue	4.000%	9/1/50	2,365	2,642
	Roseville CA Electric System Lease (Non-Terminable) Revenue	4.000%	2/1/37	7,480	8,484
	Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,405
	Roseville CA Special Tax Revenue	4.000%	9/1/45	450	503
	Roseville CA Special Tax Revenue	4.000%	9/1/46	520	589
	Roseville CA Special Tax Revenue	4.000%	9/1/50	1,000	1,114
	Roseville CA Special Tax Revenue	4.000%	9/1/50	2,000	2,257
	Roseville CA Special Tax Revenue	4.000%	9/1/51	710	801
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/22	1,635	1,651
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	3,067
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/39	500	563
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/43	1,190	1,339
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/39	1,900	2,120

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/44	2,000	2,232
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,500	1,686
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,705
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	10,849
[8]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,576
[1]	Sacramento City Unified School District GO	4.000%	8/1/40	800	888
[1]	Sacramento City Unified School District GO	4.000%	8/1/44	2,250	2,631
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	621
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	2,052
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,574
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,469
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	3,107
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,466
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,632
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	9,765	11,511
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	5,420	6,378
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	3.000%	12/1/34	7,000	7,982
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/32	1,000	1,156
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/35	4,920	5,439
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	1,195	1,234
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/33	1,450	1,498
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	2,500	2,658
	Salinas Union High School District GO	4.000%	8/1/45	4,000	4,646
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,237
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,681
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,899
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	4,413
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	3,637
[1]	San Bernardino City Unified School District GO	4.000%	8/1/42	4,545	5,202
	San Bernardino Community College District GO	0.000%	8/1/44	30,000	15,711
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	6,071
	San Bernardino Community College District GO, Prere.	3.000%	8/16/27	6,000	6,821
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	145	173
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	11,185	13,339
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	2,000	2,258
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	4,000	4,677
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	2,000	2,412
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	3,500	4,339

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Bernardino County Transportation Authority Sales Tax Revenue	5.000%	3/1/32	4,035	4,082
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,000	1,045
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,091
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	1,250	1,304
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	5,130	6,179
	San Diego CA Unified School District GO	0.000%	7/1/29	8,150	7,448
	San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,344
	San Diego CA Unified School District GO	0.000%	7/1/31	1,500	1,315
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	949
	San Diego CA Unified School District GO	4.000%	7/1/32	6,245	7,163
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,514
	San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,360
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	3,512
	San Diego CA Unified School District GO	5.000%	7/1/40	1,540	1,771
	San Diego CA Unified School District GO	5.000%	7/1/41	50	61
	San Diego CA Unified School District GO	4.000%	7/1/45	8,050	8,958
[12]	San Diego CA Unified School District GO	4.000%	7/1/47	24,465	28,135
	San Diego CA Unified School District GO	0.000%	7/1/49	1,000	517
	San Diego CA Unified School District GO	4.000%	7/1/49	4,560	5,354
	San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	5,005	5,379
	San Diego Community College District GO	4.000%	8/1/32	3,935	4,545
	San Diego Community College District GO	4.000%	8/1/32	3,200	3,696
	San Diego Community College District GO	0.000%	8/1/36	8,000	6,185
	San Diego Community College District GO	0.000%	8/1/38	3,510	2,580
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,100	1,393
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,400	1,812
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,290
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,520	1,916
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,530	1,969
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,799
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,763
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,976
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	5,740	6,910
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	3.500%	7/1/43	125	131
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	5,040	5,416
[6]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	5,000	5,898
[6]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	3,000	3,839
[6]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	9,700	11,341
[6]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,500	6,994

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,815
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	210	247
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	5,000	5,845
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	1,500	1,524
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	6,009
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	178
	San Diego Unified School District	4.000%	7/1/45	910	1,013
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/31	7,000	8,108
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	1,450	1,681
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	12,600	13,494
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	4,405
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	250	284
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,757
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,735
	San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,641
	San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,200
	San Francisco CA City & County COP	4.000%	4/1/40	3,225	3,736
	San Francisco CA City & County COP	4.000%	4/1/41	2,705	3,106
	San Francisco CA City & County COP	4.000%	4/1/41	3,355	3,880
	San Francisco CA City & County COP	4.000%	4/1/42	2,200	2,523
	San Francisco CA City & County COP	4.000%	4/1/45	11,755	13,444
[4]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,920
	San Francisco CA City & County GO	4.000%	6/15/34	8,485	9,221
	San Francisco CA City & County GO	4.000%	6/15/35	8,825	9,585
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	2,040	2,380
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,826
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,180
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	4,000	4,595
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	5,000	5,963
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	4,010	4,599
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	8,000	9,159
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	2,500	3,032
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,000	5,101
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	950	969
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	1,860	1,897
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	4,000	4,081
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	11
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	1,030	1,220
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,180
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,979
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	6,000	6,374

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	7,250	7,993
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	31,755	37,367
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	245	295
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	5,772
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	6,605	8,150
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/32	1,305	1,499
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/33	1,370	1,573
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	8,000	8,315
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	1,125	1,169
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	2,740	3,200
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	2,675	3,121
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,780
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,815	3,283
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	2,960	3,450
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	8,717
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,587
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	985	1,171
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,200	1,424
[8]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/41	950	1,114
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/37	850	1,001
[8]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/41	1,280	1,501
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	5.000%	8/1/43	3,500	3,882
	San Francisco Community College District GO	3.000%	6/15/45	3,800	4,045
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,669
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	3,567
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,753
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,970
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,373
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	4,400
	San Francisco Unified School District GO	3.000%	6/15/40	4,525	4,854
[1]	San Jacinto Unified School District COP	5.000%	9/1/27	1,140	1,404
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,369
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/37	7,000	8,436

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	6,000	5,916
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	6,515	6,354
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	186
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	8,025	9,016
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	12,210	13,648
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,270	2,528
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	8,000	8,893
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/50	250	279
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	6.500%	5/1/42	5,000	5,022
	San Jose Evergreen Community College District GO	3.000%	9/1/34	1,300	1,439
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	4,959
	San Jose Unified School District GO	5.000%	8/1/32	10,000	11,627
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	200	220
	San Juan Unified School District GO	2.375%	8/1/41	15	15
[2]	San Leandro Unified School District GO	4.000%	8/1/35	450	528
[2]	San Leandro Unified School District GO	4.000%	8/1/37	850	995
[2]	San Leandro Unified School District GO	3.000%	8/1/43	500	527
[2]	San Leandro Unified School District GO	4.000%	8/1/43	650	754
	San Lorenzo Unified School District GO	4.000%	8/1/47	2,000	2,307
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/46	995	1,134
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/51	1,200	1,363
	San Luis Obispo County Community College District GO	5.000%	8/1/32	1,395	1,613
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	923
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,386
	San Marcos Unified School District GO	0.000%	8/1/32	2,600	2,156
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	4,067
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	6,113
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,437
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/31	2,290	2,747
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/34	145	164
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/35	2,125	2,402
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	5,835	6,242
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	8,955	10,383
[9]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	3,275
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/29	1,780	1,972
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	3,157
	San Rafael City Elementary School District GO	5.000%	8/1/43	2,550	3,116
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,535

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,572
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	3,445	3,894
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,944
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	4,140	4,849
[2]	Sanger Unified School District GO	4.000%	8/1/55	2,150	2,552
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/41	2,000	2,313
[8]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	3,029
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,050	1,298
	Santa Barbara Unified School District GO	4.000%	8/1/31	985	1,148
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	2,500	2,775
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,989
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	4/1/43	6,355	7,333
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	4,468
	Santa Clara Unified School District GO	3.000%	7/1/31	1,395	1,513
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,836
	Santa Clara Unified School District GO	3.000%	7/1/32	1,490	1,614
	Santa Clara Unified School District GO	3.000%	7/1/34	1,705	1,840
	Santa Clara Unified School District GO	3.000%	7/1/37	2,955	3,168
	Santa Clara Unified School District GO	3.000%	7/1/38	3,225	3,448
	Santa Clara Unified School District GO	4.000%	7/1/41	5,000	5,709
	Santa Clara Unified School District GO	4.000%	7/1/48	3,175	3,609
	Santa Clarita Community College District GO	3.000%	8/1/36	750	813
	Santa Clarita Community College District GO	3.000%	8/1/41	950	1,015
	Santa Clarita Community College District GO	4.000%	8/1/41	6,850	7,672
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,825	3,252
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/35	495	598
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/37	850	943
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,239
	Santa Monica Community College District GO	4.000%	8/1/36	1,250	1,474
	Santa Monica Community College District GO	4.000%	8/1/47	5,000	5,803
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	5,244
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	6,237
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/37	2,920	3,507
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/38	400	466
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/38	4,545	5,435
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/39	6,270	7,479
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/40	6,870	8,176
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/41	3,260	3,872
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/34	455	548
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/40	700	835
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	651
[1]	Santa Rosa High School District GO	5.000%	8/1/37	470	556
[2]	Santa Rosa High School District GO	4.000%	8/1/38	500	599
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,328
[2]	Santa Rosa High School District GO	4.000%	8/1/43	1,000	1,187
[1]	Santa Rosa High School District GO	5.000%	8/1/43	225	264

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/49	2,500	2,842
	Sequoia Union High School District GO	3.250%	7/1/38	100	104
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,881
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,422
	Simi Valley Unified School District GO	4.000%	8/1/35	1,245	1,459
	Simi Valley Unified School District GO	5.000%	8/1/44	1,000	1,223
	Simi Valley Unified School District GO	4.000%	8/1/50	10,000	11,662
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	995	1,027
	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	2,495	2,578
	Solano County Community College District GO, Prere.	5.000%	8/1/27	1,050	1,304
	Sonoma Valley Unified School District GO	4.000%	8/1/40	1,000	1,175
	Sonoma Valley Unified School District GO	4.000%	8/1/44	1,060	1,237
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	40	52
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,570
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/34	200	239
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/35	200	238
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/36	350	416
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/37	250	297
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/38	1,080	1,172
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/39	1,110	1,203
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/40	1,105	1,188
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/38	1,320	1,576
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	743
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,120	1,472
[5]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.020%	12/1/21	400	400
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	4,481
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	5,748
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	8,260	9,464
	Southwestern Community College District GO	4.000%	8/1/34	375	438
	Southwestern Community College District GO	3.000%	8/1/39	900	991
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,368
	Southwestern Community College District GO	4.000%	8/1/47	7,940	9,125
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	7,045	8,219
	State Center Community College District GO	3.000%	8/1/40	4,660	5,100
	State Center Community College District GO	4.000%	8/1/42	2,315	2,645
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/31	1,550	1,939
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/36	2,000	2,483
[2]	Stockton Public Financing Authority Lease Revenue	4.000%	10/1/37	1,015	1,165
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,000	1,117

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.250%	10/1/23	2,160	2,397
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	4,220	4,968
[1]	Stockton Unified School District GO	4.000%	8/1/34	1,300	1,585
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,215
[1]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,211
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,956
[1]	Stockton Unified School District GO	5.000%	8/1/38	3,500	3,903
[1]	Stockton Unified School District GO	4.000%	8/1/39	1,000	1,201
[1]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,239
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/31	1,225	1,371
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/32	1,250	1,399
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/33	1,280	1,432
	Sunnyvale CA School District GO	4.000%	9/1/35	140	168
	Sunnyvale CA School District GO	4.000%	9/1/36	250	300
	Sunnyvale CA School District GO	4.000%	9/1/37	270	323
	Sunnyvale CA School District GO	4.000%	9/1/38	500	597
	Sunnyvale CA School District GO	4.000%	9/1/40	700	834
	Sunnyvale CA School District GO	4.000%	9/1/42	700	830
	Sunnyvale CA School District GO	4.000%	9/1/44	600	709
	Sunnyvale CA School District GO	4.000%	9/1/50	3,500	4,107
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	4,425	5,119
[2]	Sweetwater Union High School District GO	5.000%	8/1/29	4,200	4,658
	Sweetwater Union High School District GO	5.000%	8/1/33	165	192
	Sweetwater Union High School District GO	5.000%	8/1/34	900	1,049
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	3,121
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,789
[2]	Temecula Valley Unified School District GO, Prere.	4.500%	8/1/24	3,120	3,463
[2]	Temecula Valley Unified School District GO, Prere.	4.625%	8/1/24	3,785	4,214
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	200	242
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,573
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	3,000	3,364
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	1,021
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,505
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	470	470
[1]	Tulare CA Sewer Revenue	5.000%	11/15/45	1,000	1,156
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	1,540	1,651
[2]	Tulare Local Health Care District GO	4.000%	8/1/35	1,825	2,192
[2]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,901
[8]	Tulare Union High School District GO	0.000%	8/1/27	515	483
[8]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,147
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/46	1,765	2,124
	Tustin Community Facilities District Special Tax Revenue	5.000%	9/1/37	1,000	1,147
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,403
[13]	Ukiah CA Unified School District GO	0.000%	8/1/32	6,445	5,338
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/36	380	464
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/38	525	638
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/40	500	604
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,931

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,531
	University of California College & University Revenue	5.000%	5/15/30	1,000	1,067
	University of California College & University Revenue	5.000%	5/15/31	2,130	2,537
	University of California College & University Revenue	5.000%	5/15/32	7,925	9,113
[6]	University of California College & University Revenue	5.000%	5/15/32	3,500	4,743
	University of California College & University Revenue	5.000%	5/15/33	1,000	1,222
	University of California College & University Revenue	5.000%	5/15/33	2,675	2,850
[6]	University of California College & University Revenue	5.000%	5/15/33	9,000	12,161
	University of California College & University Revenue	4.000%	5/15/34	7,000	8,084
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,582
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,542
	University of California College & University Revenue	5.000%	5/15/34	4,820	6,032
[6]	University of California College & University Revenue	5.000%	5/15/34	7,750	10,441
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,767
	University of California College & University Revenue	5.000%	5/15/35	7,475	9,343
[6]	University of California College & University Revenue	5.000%	5/15/35	7,500	10,084
[6]	University of California College & University Revenue	5.000%	5/15/36	2,000	2,680
	University of California College & University Revenue	5.000%	5/15/37	3,535	4,320
	University of California College & University Revenue	5.000%	5/15/37	325	385
[6]	University of California College & University Revenue	5.000%	5/15/37	1,750	2,335
	University of California College & University Revenue	5.250%	5/15/37	3,500	3,899
	University of California College & University Revenue	4.000%	5/15/38	10,005	12,205
[6]	University of California College & University Revenue	5.000%	5/15/38	1,750	2,329
[6]	University of California College & University Revenue	5.000%	5/15/39	1,000	1,326
	University of California College & University Revenue	4.000%	5/15/40	5,000	6,055
	University of California College & University Revenue	5.000%	5/15/40	5,495	6,288
	University of California College & University Revenue	5.000%	5/15/40	300	344
[6]	University of California College & University Revenue	5.000%	5/15/40	1,000	1,324
	University of California College & University Revenue	5.000%	5/15/41	10,915	12,898
[6]	University of California College & University Revenue	5.000%	5/15/41	1,000	1,318
	University of California College & University Revenue	5.000%	5/15/42	2,610	3,162
[6]	University of California College & University Revenue	5.000%	5/15/42	3,000	3,937
	University of California College & University Revenue	5.000%	5/15/43	4,100	5,068
	University of California College & University Revenue	5.000%	5/15/43	185	228
	University of California College & University Revenue	4.000%	5/15/46	13,465	15,023
	University of California College & University Revenue	5.000%	5/15/46	835	981
	University of California College & University Revenue	5.000%	5/15/47	15,325	18,502
	University of California College & University Revenue	5.000%	5/15/47	9,040	10,940
	University of California College & University Revenue	3.625%	5/15/48	120	133
	University of California College & University Revenue	5.000%	5/15/48	11,775	14,510
	University of California College & University Revenue	4.000%	5/15/50	3,500	4,098
	University of California College & University Revenue	4.000%	5/15/51	3,000	3,562
	University of California College & University Revenue	4.000%	5/15/51	4,000	4,734
	University of California College & University Revenue	5.000%	5/15/52	8,000	9,644
[4,5]	University of California College & University Revenue TOB VRDO	0.070%	12/2/21	675	675
[4,5]	University of California College & University Revenue TOB VRDO	0.070%	12/2/21	1,750	1,750
	University of California College & University Revenue VRDO	0.020%	12/1/21	2,900	2,900
	University of California College & University Revenue VRDO	0.020%	12/1/21	6,470	6,470
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,895	2,239
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,715	12,624
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/44	10,770	12,026
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	2,600	2,600

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Upland CA COP	4.000%	1/1/42	5,635	6,290
	Upland CA COP	5.000%	1/1/47	5,060	5,994
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	4.000%	8/1/45	3,450	3,833
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	4.000%	8/1/50	12,935	14,337
	Vacaville Unified School District GO	4.000%	8/1/38	500	593
	Vacaville Unified School District GO	4.000%	8/1/42	1,000	1,177
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	917
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,221
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,970
[1]	Val Verde Unified School District GO	4.000%	8/1/45	905	1,021
[2]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,955
[1]	Val Verde Unified School District GO	4.000%	8/1/46	1,335	1,574
[1]	Val Verde Unified School District GO	3.000%	8/1/47	2,310	2,453
[1]	Val Verde Unified School District GO	4.000%	8/1/51	2,275	2,664
	Vallecitos Water District COP	2.250%	8/1/46	2,140	2,055
	Vallecitos Water District Water Revenue	5.000%	7/1/33	1,110	1,278
	Vallecitos Water District Water Revenue	5.000%	7/1/35	750	861
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	1,067
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	918
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,281
[8]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,796
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/34	3,100	3,440
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	715
	Washington Township Health Care District GO	3.250%	8/1/32	385	410
	Washington Township Health Care District GO	5.500%	8/1/40	5,205	5,854
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	898
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	835	928
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,065	1,262
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,533
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	623
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,257
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,284
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,839
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,483
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	617
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	1,030
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	844
[8]	West Contra Costa Unified School District GO	0.000%	8/1/32	7,650	6,296
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	958
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	1,119
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	700	776
	West Contra Costa Unified School District GO	5.000%	8/1/40	3,050	3,516

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	West Contra Costa Unified School District GO	3.000%	8/1/45	4,000	4,274
[1]	West Contra Costa Unified School District GO	4.000%	8/1/49	2,000	2,357
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	535	657
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/39	1,435	1,747
[1]	West Sacramento Area Flood Control Agency	5.000%	9/1/40	2,050	2,355
[1]	West Sacramento Area Flood Control Agency	5.000%	9/1/45	2,715	3,119
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	964
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,234
	West Sonoma County Union High School District GO	5.000%	8/1/49	2,000	2,466
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,693
[1]	Western Placer Unified School District COP	4.000%	8/1/41	2,150	2,350
[2]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	7,752
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,335
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	865
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,198
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	6,250	6,859
	Yucaipa Valley Water District Financing Corp. Water Revenue	5.000%	9/1/27	1,000	1,160
					5,922,494
Guam (0.1%)
	Guam Income Tax Revenue	5.000%	12/1/31	1,000	1,165
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	670	756
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,113
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	749
					3,783
Puerto Rico (0.5%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	825	792
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,332	2,131
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,299	2,850
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,000	802
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	14,554	16,300
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	2,083	2,333
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	110	125
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	225	255

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	3,070	3,517
				29,105
Total Tax-Exempt Municipal Bonds (Cost $5,586,228)				5,955,382
Total Investments (102.7%) (Cost $5,586,228)				5,955,382
Other Assets and Liabilities—Net (-2.7%)				(158,128)
Net Assets (100%)				5,797,254
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $254,080,000, representing 4.4% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2021.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Step bond.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Securities with a value of $347,000 have been segregated as initial margin for open futures contracts.
13	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
3M—3-month.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

California Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2022	484	58,757	458

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2022	(79)	(15,844)	(519)
				(61)

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,586,228)	5,955,382
Investment in Vanguard	187
Cash	98
Receivables for Investment Securities Sold	3,011
Receivables for Accrued Income	51,315
Receivables for Capital Shares Issued	2,837
Other Assets	110
Total Assets	6,012,940
Liabilities
Payables for Investment Securities Purchased	206,733
Payables for Capital Shares Redeemed	4,945
Payables for Distributions	3,566
Payables to Vanguard	235
Variation Margin Payable—Futures Contracts	207
Total Liabilities	215,686
Net Assets	5,797,254
At November 30, 2021, net assets consisted of:

Paid-in Capital	5,397,935
Total Distributable Earnings (Loss)	399,319
Net Assets	5,797,254

Investor Shares—Net Assets
Applicable to 51,990,919 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	663,472
Net Asset Value Per Share—Investor Shares	$12.76

Admiral Shares—Net Assets
Applicable to 402,292,598 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,133,782
Net Asset Value Per Share—Admiral Shares	$12.76

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2021
($000)
Investment Income
Income
Interest	141,893
Total Income	141,893
Expenses
The Vanguard Group—Note B
Investment Advisory Services	521
Management and Administrative—Investor Shares	1,015
Management and Administrative—Admiral Shares	3,802
Marketing and Distribution—Investor Shares	55
Marketing and Distribution—Admiral Shares	186
Custodian Fees	31
Auditing Fees	31
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	2
Total Expenses	5,666
Net Investment Income	136,227
Realized Net Gain (Loss)
Investment Securities Sold	39,799
Futures Contracts	(1,260)
Realized Net Gain (Loss)	38,539
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(45,539)
Futures Contracts	(243)
Change in Unrealized Appreciation (Depreciation)	(45,782)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,984

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	136,227	140,725
Realized Net Gain (Loss)	38,539	35,909
Change in Unrealized Appreciation (Depreciation)	(45,782)	78,543
Net Increase (Decrease) in Net Assets Resulting from Operations	128,984	255,177
Distributions
Investor Shares	(20,096)	(16,934)
Admiral Shares	(152,012)	(122,476)
Total Distributions	(172,108)	(139,410)
Capital Share Transactions
Investor Shares	10,027	7,942
Admiral Shares	312,616	383,943
Net Increase (Decrease) from Capital Share Transactions	322,643	391,885
Total Increase (Decrease)	279,519	507,652
Net Assets
Beginning of Period	5,517,735	5,010,083
End of Period	5,797,254	5,517,735

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.86	$12.53	$11.79	$12.10	$11.66
Investment Operations
Net Investment Income[1]	.297	.335	.371	.394	.396
Net Realized and Unrealized Gain (Loss) on Investments	(.017)	.327	.741	(.309)	.438
Total from Investment Operations	.280	.662	1.112	.085	.834
Distributions
Dividends from Net Investment Income	(.297)	(.332)	(.372)	(.395)	(.394)
Distributions from Realized Capital Gains	(.083)	—	—	—	—
Total Distributions	(.380)	(.332)	(.372)	(.395)	(.394)
Net Asset Value, End of Period	$12.76	$12.86	$12.53	$11.79	$12.10
Total Return[2]	2.22%	5.36%	9.54%	0.71%	7.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$663	$659	$640	$479	$486
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.32%	2.66%	3.02%	3.31%	3.29%
Portfolio Turnover Rate	42%	27%	11%	15%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.86	$12.53	$11.79	$12.10	$11.66
Investment Operations
Net Investment Income[1]	.307	.345	.381	.404	.408
Net Realized and Unrealized Gain (Loss) on Investments	(.017)	.327	.741	(.310)	.438
Total from Investment Operations	.290	.672	1.122	.094	.846
Distributions
Dividends from Net Investment Income	(.307)	(.342)	(.382)	(.404)	(.406)
Distributions from Realized Capital Gains	(.083)	—	—	—	—
Total Distributions	(.390)	(.342)	(.382)	(.404)	(.406)
Net Asset Value, End of Period	$12.76	$12.86	$12.53	$11.79	$12.10
Total Return[2]	2.30%	5.44%	9.63%	0.80%	7.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,134	$4,859	$4,371	$3,506	$3,419
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.73%	3.10%	3.39%	3.39%
Portfolio Turnover Rate	42%	27%	11%	15%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2021, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

California Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2021, the fund had contributed to Vanguard capital in the amount of $187,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,955,382	—	5,955,382
Derivative Financial Instruments
Assets
Futures Contracts[1]	458	—	—	458
Liabilities
Futures Contracts[1]	519	—	—	519
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These

California Long-Term Tax-Exempt Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	3,627
Total Distributable Earnings (Loss)	(3,627)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	4,435
Undistributed Tax-Exempt Income	3,650
Undistributed Long-Term Gains	31,079
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	363,721
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	136,233	139,410
Ordinary Income*	1,294	—
Long-Term Capital Gains	34,581	—
Total	172,108	139,410
*	Includes short-term capital gains, if any.
As of November 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,591,661
Gross Unrealized Appreciation	369,400
Gross Unrealized Depreciation	(5,679)
Net Unrealized Appreciation (Depreciation)	363,721

California Long-Term Tax-Exempt Fund
E.	During the year ended November 30, 2021, the fund purchased $2,912,975,000 of investment securities and sold $2,409,223,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2021, such purchases were $514,046,000 and sales were $665,171,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	203,347	15,885	273,963	21,632
Issued in Lieu of Cash Distributions	17,614	1,378	14,557	1,151
Redeemed	(210,934)	(16,511)	(280,578)	(22,598)
Net Increase (Decrease)—Investor Shares	10,027	752	7,942	185
Admiral Shares
Issued	903,586	70,652	1,099,697	87,283
Issued in Lieu of Cash Distributions	103,980	8,139	80,927	6,395
Redeemed	(694,950)	(54,426)	(796,681)	(64,629)
Net Increase (Decrease)—Admiral Shares	312,616	24,365	383,943	29,049
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard California Tax-Free Funds and Shareholders of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund (constituting Vanguard California Tax-Free Funds, hereafter collectively referred to as the "Funds") as of November 30, 2021, the related statements of operations for the year ended November 30, 2021, the statements of changes in net assets for each of the two years in the period ended November 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2021 and each of the financial highlights for each of the five years in the period ended November 30, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard California Municipal Money Market Fund
This information for the fiscal year ended November 30, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2021 tax information (unaudited) for Vanguard California Intermediate-Term Tax-Exempt Fund
This information for the fiscal year ended November 30, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $33,441,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2021 tax information (unaudited) for Vanguard California Long-Term Tax-Exempt Fund
This information for the fiscal year ended November 30, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $37,795,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg®," Bloomberg Municipal CA Intermediate Bond Index, and Bloomberg CA Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The California Tax-Exempt Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the California Tax-Exempt Funds or any member of the public regarding the advisability of investing in securities generally or in the California Tax-Exempt Funds particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Municipal CA Intermediate Bond Index and Bloomberg CA Municipal Bond Index, which are determined, composed and calculated by BISL without regard to Vanguard or the California Tax-Exempt Funds. Bloomberg has no obligation to take the needs of Vanguard or the owners of the California Tax-Exempt Funds into consideration in determining, composing or calculating the Bloomberg Municipal CA Intermediate Bond Index and Bloomberg CA Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the California Tax-Exempt Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to California Tax-Exempt Funds customers, in connection with the administration, marketing or trading of the California Tax-Exempt Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG MUNICIPAL CA INTERMEDIATE BOND INDEX OR THE BLOOMBERG CA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE CALIFORNIA TAX-EXEMPT FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG MUNICIPAL CA INTERMEDIATE BOND INDEX OR THE BLOOMBERG CA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG MUNICIPAL CA INTERMEDIATE BOND INDEX OR THE BLOOMBERG CA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES— WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE CALIFORINA TAX-EXEMPT FUNDS, BLOOMBERG MUNICIPAL CA INTERMEDIATE BOND INDEX, OR BLOOMBERG CA MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of
Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the
Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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Q750 012022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2021: $88,000
Fiscal Year Ended November 30, 2020: $92,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2021: $11,244,694
Fiscal Year Ended November 30, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2021: $2,955,181
Fiscal Year Ended November 30, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2021: $2,047,574
Fiscal Year Ended November 30, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2021: $280,000
Fiscal Year Ended November 30, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2021: $2,327,574
Fiscal Year Ended November 30, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)     Code of Ethics filed herewith.

(a)(2)     Certifications filed herewith.

(b)         Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2022

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 21, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.